UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2008

Item 1. Reports to Stockholders

Fidelity®

Equity-Income

Fund

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q listing may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity-Income Fund	-5.21%	12.75%	6.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income Fund on January 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Equity-Income Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the 12 months ending January 31, 2008, the fund declined 5.21%. By comparison, the Russell 3000® Value Index was down 6.20%. Underweighting financials - and, in particular, mid-sized banks - versus the Russell had the greatest positive impact on the fund's relative results. In general, the fund's emphasis on larger-cap issues also helped because the index holds more small- and mid-cap stocks, which generally struggled during the past year. Additionally, good stock picks in diversified financials, industrials and, particularly, technology all contributed to results, though overweighting the poor-performing tech sector offset much of the gain. Conversely, our overweighting and poor security selection in consumer discretionary detracted, as did stock selection in health care. Underweighting poor-performing financial giant Citigroup, a casualty of the subprime blowup, helped our results the most relative to the index. Honeywell, a large supplier to the aerospace industry, got a boost from the huge backlog in orders for new planes to be built and delivered over the next several years. Detractors included newspaper company McClatchy, which encountered problems following its 2006 purchase of newspaper publisher Knight Ridder, including a slower-than-expected integration process. Money transfer provider MoneyGram International, an out-of-benchmark holding, also hurt. The company's thriving wire transfer business was offset by losses in its investment loan portfolio, stemming primarily from its subprime mortgage holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 920.00	$ 3.24
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.83	$ 3.41

* Expenses are equal to the Fund's annualized expense ratio of .67%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.0	5.7
AT&T, Inc.	3.6	4.1
Bank of America Corp.	3.1	3.0
JPMorgan Chase & Co.	2.5	2.0
American International Group, Inc.	2.4	2.3
Pfizer, Inc.	1.9	1.7
General Electric Co.	1.9	1.5
Citigroup, Inc.	1.8	2.2
Chevron Corp.	1.8	1.6
Verizon Communications, Inc.	1.5	1.4
	26.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	25.6
Energy	16.9	15.2
Consumer Discretionary	12.2	10.5
Industrials	10.3	10.0
Information Technology	9.4	10.1
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.2%		Stocks 96.1%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 2.2%		Convertible Securities 1.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	8.4%	** Foreign investments	10.3%

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	1,790,229	$ 38,937
The Goodyear Tire & Rubber Co. (a)	2,331,200	58,676
TRW Automotive Holdings Corp. (a)	999,457	22,918
		120,531
Automobiles - 1.2%
Ford Motor Co. (a)	8,909,190	59,157
General Motors Corp. (d)	1,301,300	36,840
Harley-Davidson, Inc.	1,172,400	47,576
Hyundai Motor Co.	197,040	15,323
Monaco Coach Corp.	1,321,209	13,437
Peugeot Citroen SA	465,500	34,465
Renault SA	65,121	7,434
Toyota Motor Corp. sponsored ADR	942,600	102,319
Winnebago Industries, Inc.	881,737	18,569
		335,120
Diversified Consumer Services - 0.2%
H&R Block, Inc.	3,049,150	58,757
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	906,100	48,522
Starbucks Corp. (a)	1,625,300	30,734
Wyndham Worldwide Corp.	1,123,260	26,464
		105,720
Household Durables - 1.5%
Beazer Homes USA, Inc. (d)	1,655,900	14,439
Black & Decker Corp.	935,400	67,854
Centex Corp.	2,082,900	57,863
KB Home	566,900	15,590
Lennar Corp. Class A (d)	1,913,100	39,410
The Stanley Works	1,196,941	61,475
Whirlpool Corp.	1,833,548	156,053
		412,684
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	3,683,764	58,609
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,531,000	67,054
Eastman Kodak Co. (d)	4,283,600	85,372
Polaris Industries, Inc. (d)	521,500	22,654
		175,080
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.5%
Belo Corp. Series A	917,600	$ 15,241
Citadel Broadcasting Corp.	4,466,355	6,521
Clear Channel Communications, Inc.	4,659,142	143,082
Comcast Corp. Class A (a)	7,797,855	141,609
E.W. Scripps Co. Class A	1,257,033	51,186
Gannett Co., Inc.	1,424,700	52,714
News Corp. Class B	3,667,900	71,304
The McClatchy Co. Class A (d)	3,694,535	39,790
The New York Times Co. Class A (d)	3,000,891	50,235
The Walt Disney Co.	2,631,310	78,755
Time Warner Cable, Inc. (a)	1,817,495	45,728
Time Warner, Inc.	16,769,290	263,949
Virgin Media, Inc.	1,279,250	21,389
		981,503
Multiline Retail - 1.7%
Family Dollar Stores, Inc.	1,922,800	40,436
JCPenney Co., Inc.	972,800	46,120
Kohl's Corp. (a)	2,725,347	124,385
Macy's, Inc.	2,916,000	80,598
Nordstrom, Inc.	935,100	36,375
Sears Holdings Corp. (a)(d)	677,700	74,879
Target Corp.	1,296,500	72,059
Tuesday Morning Corp.	1,513,113	9,139
		483,991
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	1,034,700	36,918
AnnTaylor Stores Corp. (a)	919,759	23,132
Chico's FAS, Inc. (a)(d)	2,652,900	28,625
Foot Locker, Inc.	1,954,358	26,755
Home Depot, Inc.	5,961,000	182,824
OfficeMax, Inc.	1,415,127	35,053
RadioShack Corp. (d)	1,609,400	27,923
Staples, Inc.	2,688,155	64,354
Williams-Sonoma, Inc.	2,212,200	59,464
		485,048
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	2,144,400	46,941
TOTAL CONSUMER DISCRETIONARY		3,263,984
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.3%
Beverages - 0.2%
Heineken NV (Bearer)	1,146,446	$ 63,742
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	2,130,100	83,223
Rite Aid Corp. (a)	7,331,532	21,701
Wal-Mart Stores, Inc.	7,383,000	375,647
Winn-Dixie Stores, Inc. (a)	644,464	11,420
		491,991
Food Products - 0.7%
Hershey Co.	2,326,700	84,227
Kraft Foods, Inc. Class A	1,538,140	45,006
Lighthouse Caledonia ASA (d)	308,730	237
Marine Harvest ASA (a)	49,497,600	26,662
Tyson Foods, Inc. Class A	3,053,600	43,514
		199,646
Household Products - 0.7%
Energizer Holdings, Inc. (a)	261,400	24,472
Kimberly-Clark Corp.	965,200	63,365
Procter & Gamble Co.	1,808,017	119,239
		207,076
Personal Products - 0.9%
Avon Products, Inc.	5,790,200	202,773
Estee Lauder Companies, Inc. Class A	1,104,100	46,593
		249,366
Tobacco - 1.0%
Altria Group, Inc.	3,711,295	281,390
TOTAL CONSUMER STAPLES		1,493,211
ENERGY - 16.9%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	2,002,400	130,016
Expro International Group PLC	383,300	7,109
Halliburton Co.	3,286,100	109,000
Nabors Industries Ltd. (a)	3,229,551	87,908
Noble Corp.	4,714,844	206,369
Pride International, Inc. (a)	1,100,800	34,906
Schlumberger Ltd. (NY Shares)	4,403,763	332,308
		907,616
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 13.7%
Apache Corp.	1,430,710	$ 136,547
Boardwalk Pipeline Partners, LP	649,600	20,190
BP PLC sponsored ADR	547,400	34,897
Chevron Corp.	5,922,882	500,484
ConocoPhillips	5,123,800	411,544
CONSOL Energy, Inc.	649,600	47,421
Devon Energy Corp.	211,300	17,956
EOG Resources, Inc.	1,911,600	167,265
Exxon Mobil Corp.	19,577,817	1,691,522
Hess Corp.	1,950,000	177,119
Occidental Petroleum Corp.	2,767,100	187,803
Peabody Energy Corp.	875,439	47,291
Royal Dutch Shell PLC Class A sponsored ADR	596,000	42,560
Spectra Energy Corp.	1,106,050	25,262
Total SA sponsored ADR	2,366,102	172,205
Valero Energy Corp.	1,903,000	112,639
Williams Companies, Inc.	1,365,500	43,655
		3,836,360
TOTAL ENERGY		4,743,976
FINANCIALS - 25.3%
Capital Markets - 3.9%
Ares Capital Corp.	1,595,142	22,300
Bank of New York Mellon Corp.	8,332,549	388,547
Goldman Sachs Group, Inc.	618,821	124,241
KKR Private Equity Investors, LP	947,000	15,862
KKR Private Equity Investors, LP Restricted Depositary Units (f)	1,714,600	28,720
Legg Mason, Inc.	963,550	69,376
Lehman Brothers Holdings, Inc.	1,135,343	72,855
Merrill Lynch & Co., Inc.	2,518,300	142,032
Morgan Stanley	3,864,760	191,035
State Street Corp.	607,397	49,879
		1,104,847
Commercial Banks - 5.3%
Associated Banc-Corp.	3,328,222	93,789
Barclays PLC Sponsored ADR	1,695,300	63,964
HSBC Holdings PLC sponsored ADR	1,796,761	135,080
KeyCorp	1,723,800	45,077
Lloyds TSB Group PLC	6,659,701	58,163
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Corp.	1,385,898	$ 38,667
PNC Financial Services Group, Inc.	3,036,300	199,242
Royal Bank of Scotland Group PLC	4,356,927	33,591
Societe Generale Series A	228,000	28,644
Sterling Financial Corp., Washington	1,774,124	31,562
U.S. Bancorp, Delaware	3,674,302	124,743
Wachovia Corp.	7,163,618	278,880
Wells Fargo & Co.	10,863,436	369,465
		1,500,867
Consumer Finance - 0.7%
American Express Co.	1,261,200	62,202
Capital One Financial Corp.	130,000	7,125
Discover Financial Services	6,330,232	110,779
SLM Corp.	195,400	4,250
		184,356
Diversified Financial Services - 7.4%
Bank of America Corp.	20,067,245	889,982
Citigroup, Inc.	18,108,885	511,033
JPMorgan Chase & Co.	14,580,849	693,319
		2,094,334
Insurance - 5.6%
ACE Ltd.	3,680,901	214,744
Allstate Corp.	887,600	43,732
American International Group, Inc.	12,184,157	672,078
Hartford Financial Services Group, Inc.	2,057,600	166,192
MetLife, Inc. unit	2,020,300	58,851
Montpelier Re Holdings Ltd.	3,835,478	65,740
Paris RE Holdings Ltd.	293,599	6,244
PartnerRe Ltd.	1,199,126	95,067
The Travelers Companies, Inc.	4,471,640	215,086
XL Capital Ltd. Class A	545,651	24,554
		1,562,288
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	1,500,239	29,585
Developers Diversified Realty Corp.	934,400	38,451
HCP, Inc.	1,961,300	59,643
Senior Housing Properties Trust (SBI)	1,341,468	30,035
		157,714
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	4,167,751	$ 80,896
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp. (d)	1,988,700	13,841
Fannie Mae	6,590,500	223,154
Freddie Mac	2,986,300	90,754
MGIC Investment Corp.	1,537,100	28,436
New York Community Bancorp, Inc.	2,730,782	50,656
People's United Financial, Inc.	625,000	10,556
		417,397
TOTAL FINANCIALS		7,102,699
HEALTH CARE - 6.6%
Biotechnology - 0.3%
Amgen, Inc. (a)	2,078,778	96,850
Health Care Equipment & Supplies - 0.6%
Covidien Ltd.	2,765,190	123,410
Medtronic, Inc.	921,300	42,905
		166,315
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	1,075,466	54,677
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	4,530,800	105,069
Johnson & Johnson	4,547,700	287,688
Merck & Co., Inc.	4,941,200	228,679
Pfizer, Inc.	23,034,900	538,786
Schering-Plough Corp.	9,030,740	176,732
Wyeth	5,474,900	217,901
		1,554,855
TOTAL HEALTH CARE		1,872,697
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.0%
General Dynamics Corp.	756,000	63,852
Honeywell International, Inc.	5,506,950	325,296
Lockheed Martin Corp.	1,303,600	140,685
Northrop Grumman Corp.	521,200	41,362
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	814,100	$ 67,717
United Technologies Corp.	2,778,460	203,967
		842,879
Airlines - 0.2%
AMR Corp. (a)	1,601,500	22,325
Delta Air Lines, Inc. (a)	981,900	16,525
US Airways Group, Inc. (a)	309,300	4,271
		43,121
Building Products - 0.3%
Masco Corp.	3,455,947	79,245
Commercial Services & Supplies - 0.4%
Cintas Corp.	817,200	26,821
Equifax, Inc.	931,619	34,554
Waste Management, Inc.	1,658,500	53,802
		115,177
Electrical Equipment - 0.2%
Emerson Electric Co.	1,202,702	61,145
Industrial Conglomerates - 2.9%
3M Co.	2,445,470	194,782
General Electric Co.	14,980,850	530,472
Tyco International Ltd.	2,563,490	100,899
		826,153
Machinery - 2.1%
Briggs & Stratton Corp. (e)	2,945,485	61,413
Caterpillar, Inc.	813,100	57,844
Dover Corp.	2,531,334	102,165
Eaton Corp.	599,400	49,606
Illinois Tool Works, Inc.	853,100	42,996
Ingersoll-Rand Co. Ltd. Class A	2,051,792	81,087
SPX Corp.	1,873,985	188,523
		583,634
Marine - 0.1%
Alexander & Baldwin, Inc.	551,486	25,170
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,708,900	147,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	1,306,600	$ 68,022
Union Pacific Corp.	599,500	74,955
		290,831
TOTAL INDUSTRIALS		2,867,355
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.2%
Alcatel-Lucent SA sponsored ADR	7,162,299	45,337
Cisco Systems, Inc. (a)	5,391,900	132,102
Harris Corp.	1,464,600	80,099
Motorola, Inc.	7,393,470	85,247
		342,785
Computers & Peripherals - 2.7%
EMC Corp. (a)	6,091,100	96,666
Hewlett-Packard Co.	6,818,461	298,308
International Business Machines Corp.	3,058,300	328,278
Sun Microsystems, Inc. (a)	1,980,150	34,653
		757,905
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	2,051,900	69,580
Arrow Electronics, Inc. (a)	1,876,900	64,228
Avnet, Inc. (a)	1,895,215	67,489
Tyco Electronics Ltd.	2,765,190	93,491
		294,788
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	89,420	50,460
IT Services - 0.6%
Electronic Data Systems Corp.	2,052,600	41,257
Metavante Holding Co. (a)	461,966	10,233
MoneyGram International, Inc.	2,437,904	13,018
The Western Union Co.	3,056,800	68,472
Unisys Corp. (a)	5,456,100	22,697
		155,677
Office Electronics - 0.3%
Xerox Corp.	5,237,398	80,656
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	3,045,200	86,362
Applied Materials, Inc.	6,382,900	114,382
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	2,613,756	$ 8,259
Intel Corp.	12,248,560	259,669
Micron Technology, Inc. (a)(d)	2,748,200	19,320
National Semiconductor Corp.	5,507,364	101,501
Novellus Systems, Inc. (a)	1,306,800	31,050
Teradyne, Inc. (a)	5,676,700	62,273
Varian Semiconductor Equipment Associates, Inc. (a)	911,800	29,369
		712,185
Software - 0.8%
Microsoft Corp.	4,747,687	154,775
Symantec Corp. (a)	3,608,900	64,708
		219,483
TOTAL INFORMATION TECHNOLOGY		2,613,939
MATERIALS - 2.6%
Chemicals - 1.5%
Arkema sponsored ADR (a)	582,570	32,944
Celanese Corp. Class A	1,646,500	61,217
Chemtura Corp.	7,174,364	48,068
Dow Chemical Co.	1,748,000	67,578
E.I. du Pont de Nemours & Co.	1,040,800	47,023
Georgia Gulf Corp. (d)(e)	2,149,060	16,763
H.B. Fuller Co.	1,053,558	21,872
Hercules, Inc.	1,637,959	28,713
Linde AG	503,879	65,759
PolyOne Corp. (a)	2,892,376	17,817
		407,754
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	7,180,121	68,139
Metals & Mining - 0.7%
Alcoa, Inc.	4,681,121	154,945
Century Aluminum Co. (a)	437,000	22,720
Nucor Corp.	390,800	22,588
		200,253
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Glatfelter	993,529	$ 14,366
Weyerhaeuser Co.	502,300	34,016
		48,382
TOTAL MATERIALS		724,528
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	26,272,950	1,011,246
Qwest Communications International, Inc.	16,770,500	98,611
Telkom SA Ltd. sponsored ADR	737,959	56,631
Verizon Communications, Inc.	10,728,949	416,712
		1,583,200
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	9,275,300	97,669
Vodafone Group PLC sponsored ADR	3,098,925	107,843
		205,512
TOTAL TELECOMMUNICATION SERVICES		1,788,712
UTILITIES - 3.1%
Electric Utilities - 1.5%
Allegheny Energy, Inc.	1,361,807	74,613
Entergy Corp.	1,590,600	172,071
Exelon Corp.	1,700,700	129,576
PPL Corp.	1,224,100	59,883
		436,143
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	5,213,721	99,478
Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	2,310,200	221,779
Wisconsin Energy Corp.	2,323,900	105,807
		327,586
TOTAL UTILITIES		863,207
TOTAL COMMON STOCKS (Cost $21,989,460)		27,334,308
Convertible Preferred Stocks - 1.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	1,122,600	$ 22,295
Series C, 6.25%	781,200	16,194
		38,489
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	1,101,300	14,317
TOTAL CONSUMER DISCRETIONARY		52,806
FINANCIALS - 0.7%
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	48,800	54,283
CIT Group, Inc. 7.75%	1,105,800	22,868
Citigroup, Inc. Series T, 6.50%	1,181,898	63,929
		141,080
Thrifts & Mortgage Finance - 0.2%
Washington Mutual, Inc. Series R, 7.75%	32,600	37,971
TOTAL FINANCIALS		179,051
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	260,400	49,486
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	7,579
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	85,887
TOTAL MATERIALS		93,466
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	15,600	652
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $381,161)		375,461
Corporate Bonds - 0.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 28,010	$ 27,724
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	9,950	6,269
Media - 0.3%
Liberty Media Corp.:
3.5% 1/15/31	7,175	6,247
4% 11/15/29 (f)	8,890	5,725
3.5% 1/15/31 (f)	20,342	17,711
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	57,550	34,170
0% 2/28/21	7,600	4,513
		68,366
TOTAL CONSUMER DISCRETIONARY		102,359
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp.:
4.5% 6/30/21 (f)	20,550	27,110
4.5% 6/30/21	3,320	4,380
		31,490
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	39,060	28,221
6% 5/1/15	13,020	9,407
		37,628
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	17,200	15,599
5.25% 12/15/11 (f)	28,080	29,523
5.25% 12/15/11	15,880	16,696
		61,818
TOTAL CONVERTIBLE BONDS		233,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 31,600	$ 26,706
TOTAL CORPORATE BONDS (Cost $282,581)		260,001
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	116,488,509	116,489
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	188,505,785	188,506
TOTAL MONEY MARKET FUNDS (Cost $304,995)		304,995
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $22,958,197)		28,274,765
NET OTHER ASSETS - (0.6)%		(159,978)
NET ASSETS - 100%		$ 28,114,787
Security Type Abbreviations
PIERS -	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,180,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32,962
Fidelity Securities Lending Cash Central Fund	4,263
Total	$ 37,225
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 71,205	$ 15,116	$ -	$ 2,305	$ 61,413
Georgia Gulf Corp.	39,180	3,877	-	623	16,763
Total	$ 110,385	$ 18,993	$ -	$ 2,928	$ 78,176

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008

Assets
Investment in securities, at value (including securities loaned of $192,248) - See accompanying schedule: Unaffiliated issuers (cost $22,493,820)	$ 27,891,594
Fidelity Central Funds (cost $304,995)	304,995
Other affiliated issuers (cost $159,382)	78,176
Total Investments (cost $22,958,197)		$ 28,274,765
Foreign currency held at value (cost $202)		202
Receivable for investments sold		108,926
Receivable for fund shares sold		29,659
Dividends receivable		41,815
Interest receivable		1,753
Distributions receivable from Fidelity Central Funds		596
Prepaid expenses		94
Other receivables		664
Total assets		28,458,474

Liabilities
Payable for investments purchased	$ 110,800
Payable for fund shares redeemed	27,450
Accrued management fee	10,541
Other affiliated payables	5,162
Other payables and accrued expenses	1,228
Collateral on securities loaned, at value	188,506
Total liabilities		343,687

Net Assets		$ 28,114,787
Net Assets consist of:
Paid in capital		$ 22,165,178
Undistributed net investment income		31,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		601,855
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,316,585
Net Assets, for 538,038 shares outstanding		$ 28,114,787
Net Asset Value, offering price and redemption price per share ($28,114,787 ÷ 538,038 shares)		$ 52.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2008

Investment Income
Dividends (including $2,928 earned from other affiliated issuers)		$ 691,077
Interest		12,327
Income from Fidelity Central Funds		37,225
Total income		740,629

Expenses
Management fee	$ 145,120
Transfer agent fees	61,274
Accounting and security lending fees	2,063
Custodian fees and expenses	489
Independent trustees' compensation	115
Registration fees	60
Audit	282
Legal	169
Interest	36
Miscellaneous	987
Total expenses before reductions	210,595
Expense reductions	(2,625)	207,970
Net investment income (loss)		532,659
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,809,320
Foreign currency transactions	112
Total net realized gain (loss)		1,809,432
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,847,126)
Assets and liabilities in foreign currencies	90
Total change in net unrealized appreciation (depreciation)		(3,847,036)
Net gain (loss)		(2,037,604)
Net increase (decrease) in net assets resulting from operations		$ (1,504,945)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 532,659	$ 469,920
Net realized gain (loss)	1,809,432	1,948,593
Change in net unrealized appreciation (depreciation)	(3,847,036)	2,155,906
Net increase (decrease) in net assets resulting from operations	(1,504,945)	4,574,419
Distributions to shareholders from net investment income	(540,755)	(456,678)
Distributions to shareholders from net realized gain	(1,682,275)	(1,722,300)
Total distributions	(2,223,030)	(2,178,978)
Share transactions Proceeds from sales of shares	6,781,847	5,873,092
Reinvestment of distributions	2,173,858	2,127,167
Cost of shares redeemed	(8,335,462)	(5,215,678)
Net increase (decrease) in net assets resulting from share transactions	620,243	2,784,581
Total increase (decrease) in net assets	(3,107,732)	5,180,022

Net Assets
Beginning of period	31,222,519	26,042,497
End of period (including undistributed net investment income of $31,169 and undistributed net investment income of $36,873, respectively)	$ 28,114,787	$ 31,222,519
Other Information Shares
Sold	115,779	103,776
Issued in reinvestment of distributions	38,488	37,508
Redeemed	(142,454)	(92,804)
Net increase (decrease)	11,813	48,480

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 59.33	$ 54.51	$ 51.52	$ 50.27	$ 38.32
Income from Investment Operations
Net investment income (loss) B	1.00	.96	.82	.79	.71
Net realized and unrealized gain (loss)	(3.86)	8.30	5.14	2.93	12.88
Total from investment operations	(2.86)	9.26	5.96	3.72	13.59
Distributions from net investment income	(1.02)	(.94)	(.84)	(.81)	(.71)
Distributions from net realized gain	(3.20)	(3.50)	(2.13)	(1.66)	(.93)
Total distributions	(4.22)	(4.44)	(2.97)	(2.47)	(1.64)
Net asset value, end of period	$ 52.25	$ 59.33	$ 54.51	$ 51.52	$ 50.27
Total Return A	(5.21)%	17.55%	11.87%	7.51%	35.95%
Ratios to Average Net Assets C, E
Expenses before reductions	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.66%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.66%	.67%	.67%	.69%	.70%
Net investment income (loss)	1.68%	1.71%	1.57%	1.56%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 28,115	$ 31,223	$ 26,042	$ 25,730	$ 23,693
Portfolio turnover rate D	23%	24%	19%	19%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 7,746,582
Unrealized depreciation	(2,455,619)
Net unrealized appreciation (depreciation)	5,290,963
Undistributed ordinary income	30,508
Undistributed long-term capital gain	453,907

Cost for federal income tax purposes	$ 22,983,802

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Ordinary Income	$ 546,038	$ 509,068
Long-term Capital Gains	1,676,992	1,669,910
Total	$ 2,223,030	$ 2,178,978

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

4. Operating Policies - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,104,567 and $7,282,962, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .19% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,426	4.38%	$ 36

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of

Annual Report

8. Security Lending - continued

certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,263.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $157 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $30 and $2,431, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds. FMR also reimbursed the related legal expenses, which are recorded in the accompanying Statement of Operations as an expense reduction.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $935.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 24, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1985

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Equity-Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Name, Age; Principal Occupation
Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Equity-Income. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Equity-Income. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Equity-Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Equity-Income. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Equity-Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Equity-Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Equity-Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Equity-Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Equity-Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Equity-Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Equity-Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Equity-Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Equity-Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Equity-Income Fund voted to pay on March 10, 2008, to shareholders of record at the opening of business on March 7, 2008, a distribution of $.85 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2008, $1,706,050,156, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
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EQU-UANN-0308
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Fidelity® Large Cap Value

Fidelity Mid Cap Value

Fidelity Large Cap Growth

Fidelity Mid Cap Growth

Funds

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Large Cap Value Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investments Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Value Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Growth Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Growth Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 946.40	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 944.70	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 943.10	$ 9.80
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 943.20	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.27	$ 10.01
Large Cap Value
Actual	$ 1,000.00	$ 948.00	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 948.00	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 912.50	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class T
Actual	$ 1,000.00	$ 911.80	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Class B
Actual	$ 1,000.00	$ 909.00	$ 9.09
HypotheticalA	$ 1,000.00	$ 1,015.68	$ 9.60
Class C
Actual	$ 1,000.00	$ 909.00	$ 9.24
HypotheticalA	$ 1,000.00	$ 1,015.53	$ 9.75
Mid Cap Value
Actual	$ 1,000.00	$ 913.40	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 913.70	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 955.40	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11
Class T
Actual	$ 1,000.00	$ 955.60	$ 7.30
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 952.20	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 10.06
Class C
Actual	$ 1,000.00	$ 953.00	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Large Cap Growth
Actual	$ 1,000.00	$ 956.60	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94
Institutional Class
Actual	$ 1,000.00	$ 958.20	$ 4.10
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 909.40	$ 5.29
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60
Class T
Actual	$ 1,000.00	$ 905.80	$ 6.58
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.97
Class B
Actual	$ 1,000.00	$ 904.90	$ 8.79
HypotheticalA	$ 1,000.00	$ 1,015.98	$ 9.30
Class C
Actual	$ 1,000.00	$ 904.20	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,015.88	$ 9.40
Mid Cap Growth
Actual	$ 1,000.00	$ 909.50	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class
Actual	$ 1,000.00	$ 909.60	$ 3.32
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	1.97%
Large Cap Value	.87%
Institutional Class	.86%
Fidelity Mid Cap Value Fund
Class A	1.15%
Class T	1.41%
Class B	1.89%
Class C	1.92%
Mid Cap Value	.84%
Institutional Class	.90%
Fidelity Large Cap Growth Fund
Class A	1.20%
Class T	1.48%
Class B	1.98%
Class C	1.96%
Large Cap Growth	.97%
Institutional Class	.83%
Fidelity Mid Cap Growth Fund
Class A	1.10%
Class T	1.37%
Class B	1.83%
Class C	1.85%
Mid Cap Growth	.78%
Institutional Class	.69%

Annual Report

Fidelity Large Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Large Cap Value	-4.39%	14.11%	7.82%

A From November 15, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Large Cap Value, a class of the fund, on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Fund

Management's Discussion of Fund Performance

Comments from Bruce Dirks, Portfolio Manager of Fidelity® Large Cap Value Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the year, Large Cap Value returned -4.39%, which, while disappointing in absolute terms, was ahead of the -5.38% return of the Russell 1000® Value Index. During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among banks and real estate investment trusts (REITs). Favorable industry weightings within the weak financials and consumer discretionary sectors also added value, as did good stock picking in health care and pockets of information technology. Underweighting diversified financials giant Citigroup and domestic banking firm Wachovia added to relative performance, as both stocks fared poorly within an environment of deteriorating business fundamentals for financials. Among other strong contributors were Cummins, a diesel engine manufacturer, and CF Industries, an out-of-index company that produces fertilizer products. On the flip side, relative results were held back by unfavorable stock picks in consumer staples - especially among food retailers - energy and the transportation industry. Among the biggest detractors were Tyson Foods, a large processor of poultry and meat products, and YRC Worldwide, a transportation company. Underweighting such strong-performing energy stocks as Occidental Petroleum also hurt. Tyson, YRC and Occidental were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.3	4.5
AT&T, Inc.	3.8	3.8
General Electric Co.	3.4	3.0
ConocoPhillips	3.1	0.0
JPMorgan Chase & Co.	3.0	3.0
American International Group, Inc.	2.7	2.3
Chevron Corp.	2.7	2.5
Bank of America Corp.	2.4	2.4
Altria Group, Inc.	2.3	1.8
Verizon Communications, Inc.	2.2	2.3
	29.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	31.7
Energy	15.6	14.0
Industrials	10.6	10.7
Consumer Staples	8.5	7.3
Health Care	7.6	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	5.3%	**Foreign investments	2.0%

Annual Report

Fidelity Large Cap Value Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 0.5%
General Motors Corp. (d)	283,401	$ 8,023,082
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	557,500	29,854,125
Household Durables - 0.3%
Whirlpool Corp.	56,000	4,766,160
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	198,600	4,571,772
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	261,400	5,209,702
Media - 1.2%
Liberty Media Corp. - Capital Series A (a)	64,300	6,919,966
Viacom, Inc. Class B (non-vtg.) (a)	296,500	11,492,340
		18,412,306
Multiline Retail - 0.7%
Macy's, Inc.	387,800	10,718,792
Specialty Retail - 0.8%
Home Depot, Inc.	414,300	12,706,581
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B (d)	255,700	15,792,032
TOTAL CONSUMER DISCRETIONARY		110,054,552
CONSUMER STAPLES - 8.5%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	392,400	17,528,508
Food & Staples Retailing - 2.9%
BJ's Wholesale Club, Inc. (a)	147,100	4,771,924
Kroger Co.	621,500	15,817,175
Safeway, Inc.	267,700	8,296,023
SUPERVALU, Inc.	484,600	14,567,076
		43,452,198
Food Products - 0.3%
Del Monte Foods Co.	459,500	4,121,715
Household Products - 1.9%
Procter & Gamble Co.	433,300	28,576,135
Tobacco - 2.3%
Altria Group, Inc.	450,000	34,119,000
TOTAL CONSUMER STAPLES		127,797,556
ENERGY - 15.6%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc. (a)	232,500	14,003,475
Transocean, Inc. (a)	112,200	13,755,720
		27,759,195
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	482,300	40,754,350
ConocoPhillips	574,900	46,175,968

	Shares	Value
Exxon Mobil Corp.	744,700	$ 64,342,081
Hess Corp.	265,100	24,079,033
Marathon Oil Corp.	308,900	14,471,965
Valero Energy Corp.	274,801	16,265,471
		206,088,868
TOTAL ENERGY		233,848,063
FINANCIALS - 30.7%
Capital Markets - 6.5%
GLG Partners, Inc. (a)(d)	1,247,500	14,708,025
Goldman Sachs Group, Inc.	143,200	28,750,264
Janus Capital Group, Inc. (d)	575,300	15,538,853
Lehman Brothers Holdings, Inc. (d)	459,300	29,473,281
State Street Corp.	120,500	9,895,460
		98,365,883
Commercial Banks - 3.8%
Associated Banc-Corp.	181,900	5,125,942
PNC Financial Services Group, Inc.	113,200	7,428,184
Regions Financial Corp. (d)	222,500	5,615,900
Wachovia Corp.	507,800	19,768,654
Wells Fargo & Co.	359,100	12,212,991
Zions Bancorp	132,200	7,236,628
		57,388,299
Consumer Finance - 0.9%
Capital One Financial Corp. (d)	252,700	13,850,487
Diversified Financial Services - 6.7%
Bank of America Corp.	813,700	36,087,595
Citigroup, Inc.	546,460	15,421,101
JPMorgan Chase & Co.	947,400	45,048,870
MSCI, Inc. Class A	115,197	3,798,045
		100,355,611
Insurance - 10.5%
ACE Ltd.	281,000	16,393,540
American International Group, Inc.	742,300	40,945,268
Assurant, Inc.	142,600	9,253,314
Axis Capital Holdings Ltd.	226,400	9,065,056
Endurance Specialty Holdings Ltd.	252,800	10,243,456
Loews Corp.	357,400	16,687,006
PartnerRe Ltd.	157,400	12,478,672
Prudential Financial, Inc.	255,600	21,564,972
RenaissanceRe Holdings Ltd.	215,900	12,304,141
W.R. Berkley Corp.	284,000	8,593,840
		157,529,265
Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	716,400	14,127,408
Boston Properties, Inc.	77,000	7,077,840
ProLogis Trust	91,600	5,436,460
Public Storage	46,700	3,654,275
		30,295,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	167,400	$ 4,549,932
TOTAL FINANCIALS		462,335,460
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	239,600	14,603,620
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	118,200	7,179,468
Health Care Providers & Services - 1.8%
Humana, Inc. (a)	169,900	13,642,970
Medco Health Solutions, Inc. (a)	275,400	13,792,032
		27,435,002
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	160,000	9,936,000
Invitrogen Corp. (a)	127,800	10,948,626
		20,884,626
Pharmaceuticals - 2.9%
Johnson & Johnson	349,000	22,077,740
Pfizer, Inc.	960,700	22,470,773
		44,548,513
TOTAL HEALTH CARE		114,651,229
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	94,300	5,570,301
Northrop Grumman Corp.	165,400	13,126,144
Raytheon Co.	170,600	11,112,884
The Boeing Co.	212,800	17,700,704
		47,510,033
Airlines - 0.5%
Northwest Airlines Corp. (a)	193,200	3,614,772
UAL Corp.	121,400	4,607,130
		8,221,902
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	920,000	9,062,000
Construction & Engineering - 1.4%
KBR, Inc. (a)	488,600	15,434,874
URS Corp. (a)	133,200	5,847,480
		21,282,354
Industrial Conglomerates - 3.4%
General Electric Co.	1,424,000	50,423,840
Machinery - 1.2%
AGCO Corp. (a)	127,000	7,647,940
Cummins, Inc.	220,900	10,665,052
		18,312,992

	Shares	Value
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	266,933	$ 3,982,640
TOTAL INDUSTRIALS		158,795,761
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	147,600	6,457,500
International Business Machines Corp.	124,200	13,331,628
Western Digital Corp. (a)	176,300	4,663,135
		24,452,263
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Ltd.	337,100	11,397,351
IT Services - 0.5%
Accenture Ltd. Class A	215,500	7,460,610
Software - 0.2%
Oracle Corp. (a)	172,000	3,534,600
TOTAL INFORMATION TECHNOLOGY		46,844,824
MATERIALS - 4.1%
Chemicals - 2.2%
Celanese Corp. Class A	164,400	6,112,392
CF Industries Holdings, Inc.	76,500	8,180,145
Chemtura Corp.	1,255,300	8,410,510
The Mosaic Co. (a)	108,600	9,883,686
		32,586,733
Containers & Packaging - 0.6%
Ball Corp.	91,600	4,203,524
Owens-Illinois, Inc. (a)	94,300	4,752,720
		8,956,244
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	104,800	9,330,344
United States Steel Corp.	99,300	10,139,523
		19,469,867
TOTAL MATERIALS		61,012,844
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,480,362	56,979,133
Verizon Communications, Inc.	842,100	32,707,164
		89,686,297
UTILITIES - 6.2%
Electric Utilities - 1.7%
Entergy Corp.	112,000	12,116,160
PPL Corp.	179,000	8,756,680
Reliant Energy, Inc. (a)	255,100	5,425,977
		26,298,817
Gas Utilities - 1.0%
Energen Corp.	244,700	15,391,630
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.4%
Constellation Energy Group, Inc.	92,200	$ 8,663,112
Mirant Corp. (a)	324,700	11,961,948
NRG Energy, Inc. (a)	382,800	14,772,252
		35,397,312
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	170,100	16,329,600
TOTAL UTILITIES		93,417,359
TOTAL COMMON STOCKS (Cost $1,476,386,384)		1,498,443,945
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 3.79% (b)	9,464,505	9,464,505
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	69,571,507	69,571,507
TOTAL MONEY MARKET FUNDS (Cost $79,036,012)		79,036,012
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,555,422,396)	1,577,479,957
NET OTHER ASSETS - (4.9)%	(74,027,771)
NET ASSETS - 100%	$ 1,503,452,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 625,964
Fidelity Securities Lending Cash Central Fund	89,576
Total	$ 715,540
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $42,711,239 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $69,644,477) - See accompanying schedule: Unaffiliated issuers (cost $1,476,386,384)	$ 1,498,443,945
Fidelity Central Funds (cost $79,036,012)	79,036,012
Total Investments (cost $1,555,422,396)		$ 1,577,479,957
Receivable for investments sold		23,766,119
Receivable for fund shares sold		2,565,058
Dividends receivable		1,696,869
Distributions receivable from Fidelity Central Funds		33,811
Prepaid expenses		4,921
Total assets		1,605,546,735

Liabilities
Payable for investments purchased	$ 23,494,925
Payable for fund shares redeemed	7,847,405
Accrued management fee	720,873
Distribution fees payable	6,898
Other affiliated payables	363,497
Other payables and accrued expenses	89,444
Collateral on securities loaned, at value	69,571,507
Total liabilities		102,094,549

Net Assets		$ 1,503,452,186
Net Assets consist of:
Paid in capital		$ 1,523,198,617
Undistributed net investment income		4,864,259
Accumulated undistributed net realized gain (loss) on investments		(46,668,251)
Net unrealized appreciation (depreciation) on investments		22,057,561
Net Assets		$ 1,503,452,186

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,774,232 ÷ 721,934 shares)	$ 13.54

Maximum offering price per share (100/94.25 of $13.54)	$ 14.37
Class T: Net Asset Value and redemption price per share ($5,975,654 ÷ 441,693 shares)	$ 13.53

Maximum offering price per share (100/96.50 of $13.53)	$ 14.02
Class B: Net Asset Value and offering price per share ($1,859,809 ÷ 137,404 shares)A	$ 13.54

Class C: Net Asset Value and offering price per share ($1,208,181 ÷ 89,368 shares)A	$ 13.52

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,483,574,281 ÷ 109,324,284 shares)	$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,060,029 ÷ 78,261 shares)	$ 13.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 32,039,820
Interest		4,832
Income from Fidelity Central Funds (including $89,576 from security lending)		715,540
Total income		32,760,192

Expenses
Management fee Basic fee	$ 9,024,987
Performance adjustment	288,595
Transfer agent fees	3,768,695
Distribution fees	73,728
Accounting and security lending fees	507,630
Custodian fees and expenses	37,007
Independent trustees' compensation	5,753
Registration fees	122,860
Audit	60,620
Legal	7,461
Interest	5,226
Miscellaneous	53,563
Total expenses before reductions	13,956,125
Expense reductions	(136,896)	13,819,229
Net investment income (loss)		18,940,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,026,031
Change in net unrealized appreciation (depreciation) on investment securities		(121,407,791)
Net gain (loss)		(103,381,760)
Net increase (decrease) in net assets resulting from operations		$ (84,440,797)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,940,963	$ 9,973,926
Net realized gain (loss)	18,026,031	34,353,479
Change in net unrealized appreciation (depreciation)	(121,407,791)	98,674,962
Net increase (decrease) in net assets resulting from operations	(84,440,797)	143,002,367
Distributions to shareholders from net investment income	(14,286,599)	(10,401,399)
Distributions to shareholders from net realized gain	(90,733,678)	(14,021,724)
Total distributions	(105,020,277)	(24,423,123)
Share transactions - net increase (decrease)	320,162,513	685,040,997
Redemption fees	-	21,396
Total increase (decrease) in net assets	130,701,439	803,641,637

Net Assets
Beginning of period	1,372,750,747	569,109,110
End of period (including undistributed net investment income of $4,864,259 and undistributed net investment income of $274,346, respectively)	$ 1,503,452,186	$ 1,372,750,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.12
Net realized and unrealized gain (loss)	(1.00)
Total from investment operations	(.88)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.87)
Total distributions	(.99)
Net asset value, end of period	$ 13.54
Total Return B,C	(6.04)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,774
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(1.01)
Total from investment operations	(.93)
Distributions from net investment income	(.08)
Distributions from net realized gain	(.87)
Total distributions	(.95)
Net asset value, end of period	$ 13.53
Total Return B,C	(6.34)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,976
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(1.00)
Total from investment operations	(.99)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.87)
Total distributions	(.88)
Net asset value, end of period	$ 13.54
Total Return B,C	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.99% A
Expenses net of fee waivers, if any	1.99% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,860
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.97)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.87)
Total distributions	(.92)
Net asset value, end of period	$ 13.52
Total Return B,C	(6.61)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.94% A
Expenses net of fee waivers, if any	1.94% A
Expenses net of all reductions	1.94% A
Net investment income (loss)	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,208
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Large Cap Value

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Income from Investment Operations
Net investment income (loss) B	.18	.16	.17	.09 E	.09
Net realized and unrealized gain (loss)	(.80)	1.80	1.87	1.47	2.47
Total from investment operations	(.62)	1.96	2.04	1.56	2.56
Distributions from net investment income	(.13)	(.13)	(.11)	(.05)	(.09)
Distributions from net realized gain	(.87)	(.26)	(.35)	(.11)	-
Total distributions	(1.00)	(.39)	(.46)	(.16)	(.09)
Redemption fees added to paid in capital B	-	- G,H	- G	- G	- G
Net asset value, end of period	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Total Return A	(4.39)%	14.63%	17.09%	14.68%	31.44%
Ratios to Average Net Assets C,F
Expenses before reductions	.86%	.89%	.89%	1.07%	1.45%
Expenses net of fee waivers, if any	.85%	.89%	.89%	1.07%	1.20%
Expenses net of all reductions	.85%	.89%	.84%	1.05%	1.18%
Net investment income (loss)	1.18%	1.10%	1.32%	.79% E	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168
Portfolio turnover rate D	204%	164%	175%	170%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H The redemption fee was eliminated during the year January 31, 2007.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.17
Net realized and unrealized gain (loss)	(1.02)
Total from investment operations	(.85)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.87)
Total distributions	(1.02)
Net asset value, end of period	$ 13.54
Total Return B,C	(5.82)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income (loss)	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Mid Cap Value	-7.67%	15.63%	10.38%

A From November 15, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Mid Cap Value, a class of the fund, on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Fidelity Mid Cap Value Fund

Management's Discussion of Fund Performance

Comments from Bruce Dirks, Portfolio Manager of Fidelity® Mid Cap Value Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the year, Mid Cap Value returned -7.67%, which, while disappointing in absolute terms, was better than the -8.73% return of the Russell Midcap® Value Index. During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among bank and asset management companies. Favorable industry weightings within the weak financials and consumer discretionary sectors also added value. Good stock picking in materials, energy and the equipment/services group of health care also helped. Among the fund's strongest contributors for the period were CF Industries, an out-of-index company that produces fertilizer products; Cummins, a diesel engine manufacturer; Annaly Capital Management, a real estate investment trust that owned AAA-rated mortgages; and National Oilwell Varco, an energy services contractor. Conversely, relative results were held back by some unfavorable stock selection decisions in the utilities, consumer staples and consumer discretionary sectors. The fund's poorest performers included transportation firm YRC Worldwide; original equipment manufacturer TRW Automotive; and photographic imaging company Eastman Kodak. YRC and TRW were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	2.5	2.3
Edison International	2.1	1.5
Everest Re Group Ltd.	1.8	0.0
Annaly Capital Management, Inc.	1.7	0.8
Boston Properties, Inc.	1.7	0.0
Questar Corp.	1.7	0.0
Axis Capital Holdings Ltd.	1.6	0.8
Assurant, Inc.	1.6	1.2
PartnerRe Ltd.	1.6	1.2
Energen Corp.	1.6	1.8
	17.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.0	29.5
Utilities	14.0	12.5
Consumer Discretionary	13.1	13.1
Industrials	10.4	10.7
Energy	8.1	7.0
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	13.1%	**Foreign investments	4.2%

Annual Report

Fidelity Mid Cap Value Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	50,800	$ 4,050,792
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	303,600	7,999,860
Household Durables - 2.3%
Leggett & Platt, Inc. (d)	296,500	5,639,430
Whirlpool Corp. (d)	133,500	11,362,185
		17,001,615
Internet & Catalog Retail - 1.2%
Expedia, Inc. (a)	242,600	5,584,652
Liberty Media Corp. - Interactive Series A (a)	239,500	3,810,445
		9,395,097
Leisure Equipment & Products - 1.4%
Eastman Kodak Co. (d)	534,300	10,648,599
Media - 2.1%
E.W. Scripps Co. Class A	181,100	7,374,392
Liberty Media Corp. - Capital Series A (a)	74,900	8,060,738
		15,435,130
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	96,200	7,666,178
AutoZone, Inc. (a)	48,200	5,826,416
RadioShack Corp.	136,800	2,373,480
TJX Companies, Inc.	125,600	3,963,936
		19,830,010
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)(d)	219,600	7,639,884
Jones Apparel Group, Inc. (d)	399,000	6,703,200
		14,343,084
TOTAL CONSUMER DISCRETIONARY		98,704,187
CONSUMER STAPLES - 7.1%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	311,600	7,188,612
Molson Coors Brewing Co. Class B	168,900	7,544,763
		14,733,375
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)(d)	170,600	5,534,264
Safeway, Inc.	259,000	8,026,410
SUPERVALU, Inc.	239,600	7,202,376
		20,763,050
Food Products - 2.2%
Corn Products International, Inc.	136,600	4,617,080
Dean Foods Co.	158,400	4,435,200
Del Monte Foods Co.	316,300	2,837,211
Tyson Foods, Inc. Class A	308,000	4,389,000
		16,278,491

	Shares	Value
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	44,100	$ 1,861,020
TOTAL CONSUMER STAPLES		53,635,936
ENERGY - 8.1%
Energy Equipment & Services - 4.8%
Helmerich & Payne, Inc.	206,500	8,098,930
Nabors Industries Ltd. (a)	152,100	4,140,162
National Oilwell Varco, Inc. (a)	121,000	7,287,830
Patterson-UTI Energy, Inc. (d)	450,800	8,826,664
Superior Energy Services, Inc. (a)	74,400	2,982,696
Tidewater, Inc.	81,800	4,332,128
		35,668,410
Oil, Gas & Consumable Fuels - 3.3%
Frontline Ltd. (NY Shares)	137,300	5,844,861
Hess Corp. (d)	211,800	19,237,794
		25,082,655
TOTAL ENERGY		60,751,065
FINANCIALS - 30.0%
Capital Markets - 3.0%
GLG Partners, Inc. (a)(d)	756,200	8,915,598
Janus Capital Group, Inc. (d)	352,500	9,521,025
MF Global Ltd.	151,200	4,543,560
		22,980,183
Commercial Banks - 3.5%
Associated Banc-Corp.	277,700	7,825,586
BOK Financial Corp.	71,195	3,878,704
East West Bancorp, Inc. (d)	188,900	4,544,934
Synovus Financial Corp.	219,900	2,904,879
Zions Bancorp	125,800	6,886,292
		26,040,395
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	136,800	4,510,296
Insurance - 13.9%
ACE Ltd.	158,000	9,217,720
Allied World Assurance Co. Holdings Ltd.	147,800	7,039,714
Assurant, Inc.	187,200	12,147,408
Axis Capital Holdings Ltd.	308,900	12,368,356
CNA Financial Corp.	189,800	6,451,302
Endurance Specialty Holdings Ltd.	286,800	11,621,136
Everest Re Group Ltd.	133,100	13,534,939
PartnerRe Ltd.	152,100	12,058,488
RenaissanceRe Holdings Ltd.	197,800	11,272,622
W.R. Berkley Corp.	303,200	9,174,832
		104,886,517
Real Estate Investment Trusts - 7.0%
Annaly Capital Management, Inc.	658,200	12,979,704
Boston Properties, Inc.	138,600	12,740,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (SBI)	97,800	$ 2,409,792
Kimco Realty Corp.	198,300	7,101,123
ProLogis Trust	155,700	9,240,795
Public Storage	73,700	5,767,025
Taubman Centers, Inc.	47,400	2,377,110
		52,615,661
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	262,500	7,134,750
Washington Federal, Inc.	323,700	7,904,754
		15,039,504
TOTAL FINANCIALS		226,072,556
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.3%
Kinetic Concepts, Inc. (a)(d)	41,100	2,045,958
Health Care Providers & Services - 0.5%
Humana, Inc. (a)	42,500	3,412,750
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	74,200	4,607,820
Invitrogen Corp. (a)	54,600	4,677,582
		9,285,402
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. (a)	85,000	2,219,350
TOTAL HEALTH CARE		16,963,460
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
DRS Technologies, Inc.	88,400	4,744,428
L-3 Communications Holdings, Inc.	72,500	8,035,175
		12,779,603
Airlines - 0.8%
Northwest Airlines Corp. (a)	152,600	2,855,146
UAL Corp.	75,800	2,876,610
		5,731,756
Building Products - 0.6%
Lennox International, Inc.	126,800	4,711,888
Commercial Services & Supplies - 2.2%
Allied Waste Industries, Inc. (a)	700,300	6,897,955
R.R. Donnelley & Sons Co.	267,200	9,322,608
		16,220,563
Construction & Engineering - 1.7%
KBR, Inc. (a)	309,000	9,761,310
URS Corp. (a)	69,800	3,064,220
		12,825,530

	Shares	Value
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	94,500	$ 4,458,510
Machinery - 2.5%
AGCO Corp. (a)	106,000	6,383,320
Cummins, Inc.	117,300	5,663,244
Ingersoll-Rand Co. Ltd. Class A	168,400	6,655,168
		18,701,732
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	160,200	2,390,184
TOTAL INDUSTRIALS		77,819,766
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Juniper Networks, Inc. (a)	195,900	5,318,685
Computers & Peripherals - 2.2%
NCR Corp. (a)	422,600	9,077,448
Western Digital Corp. (a)	278,300	7,361,035
		16,438,483
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	152,500	5,430,525
Ingram Micro, Inc. Class A (a)	173,400	3,083,052
Jabil Circuit, Inc.	174,200	2,308,150
		10,821,727
Semiconductors & Semiconductor Equipment - 1.6%
Atmel Corp. (a)	1,316,800	4,161,088
MEMC Electronic Materials, Inc. (a)	25,000	1,786,500
Novellus Systems, Inc. (a)	111,700	2,653,992
Varian Semiconductor Equipment Associates, Inc. (a)	109,100	3,514,111
		12,115,691
Software - 0.5%
Compuware Corp. (a)	405,900	3,450,150
TOTAL INFORMATION TECHNOLOGY		48,144,736
MATERIALS - 6.8%
Chemicals - 3.1%
Celanese Corp. Class A	146,800	5,458,024
CF Industries Holdings, Inc.	57,100	6,105,703
Chemtura Corp. (d)	867,400	5,811,580
The Mosaic Co. (a)	71,200	6,479,912
		23,855,219
Containers & Packaging - 1.9%
Ball Corp.	85,100	3,905,239
Owens-Illinois, Inc. (a)	91,500	4,611,600
Smurfit-Stone Container Corp. (a)(d)	603,500	5,727,215
		14,244,054
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.8%
Cleveland-Cliffs, Inc. (d)	42,700	$ 4,348,568
United States Steel Corp.	88,000	8,985,680
		13,334,248
TOTAL MATERIALS		51,433,521
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Embarq Corp.	116,500	5,277,450
Qwest Communications International, Inc.	1,043,800	6,137,544
		11,414,994
UTILITIES - 14.0%
Electric Utilities - 4.6%
Allegheny Energy, Inc.	123,300	6,755,607
Edison International	305,600	15,940,096
Reliant Energy, Inc. (a)	558,600	11,881,422
		34,577,125
Gas Utilities - 3.3%
Energen Corp.	191,700	12,057,930
Questar Corp.	247,300	12,590,043
		24,647,973
Independent Power Producers & Energy Traders - 4.2%
Constellation Energy Group, Inc.	103,700	9,743,652
Mirant Corp. (a)	315,100	11,608,284
NRG Energy, Inc. (a)	268,200	10,349,838
		31,701,774
Multi-Utilities - 1.9%
CMS Energy Corp.	583,000	9,135,610
OGE Energy Corp.	162,500	5,318,625
		14,454,235
TOTAL UTILITIES		105,381,107
TOTAL COMMON STOCKS (Cost $760,656,463)		750,321,328
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	5,496,422	$ 5,496,422
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	74,160,825	74,160,825
TOTAL MONEY MARKET FUNDS (Cost $79,657,247)		79,657,247
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $840,313,710)	829,978,575
NET OTHER ASSETS - (10.3)%	(77,171,615)
NET ASSETS - 100%	$ 752,806,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 394,997
Fidelity Securities Lending Cash Central Fund	169,409
Total	$ 564,406
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Bermuda	11.3%
Cayman Islands	1.2%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $31,051,104 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $73,863,006) - See accompanying schedule: Unaffiliated issuers (cost $760,656,463)	$ 750,321,328
Fidelity Central Funds (cost $79,657,247)	79,657,247
Total Investments (cost $840,313,710)		$ 829,978,575
Receivable for investments sold		20,806,082
Receivable for fund shares sold		2,652,227
Dividends receivable		223,102
Distributions receivable from Fidelity Central Funds		36,747
Prepaid expenses		2,661
Other receivables		46
Total assets		853,699,440

Liabilities
Payable for investments purchased	$ 20,180,467
Payable for fund shares redeemed	5,956,855
Accrued management fee	312,903
Distribution fees payable	5,417
Other affiliated payables	203,019
Other payables and accrued expenses	72,994
Collateral on securities loaned, at value	74,160,825
Total liabilities		100,892,480

Net Assets		$ 752,806,960
Net Assets consist of:
Paid in capital		$ 788,210,259
Undistributed net investment income		1,465,714
Accumulated undistributed net realized gain (loss) on investments		(26,533,878)
Net unrealized appreciation (depreciation) on investments		(10,335,135)
Net Assets		$ 752,806,960

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,444,673 ÷ 494,661 shares)	$ 15.05

Maximum offering price per share (100/94.25 of $15.05)	$ 15.97
Class T: Net Asset Value and redemption price per share ($3,714,323 ÷ 247,029 shares)	$ 15.04

Maximum offering price per share (100/96.50 of $15.04)	$ 15.59
Class B: Net Asset Value and offering price per share ($1,304,436 ÷ 87,007 shares)A	$ 14.99

Class C: Net Asset Value and offering price per share ($1,657,889 ÷ 110,680 shares)A	$ 14.98

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($737,234,029 ÷ 48,847,921 shares)	$ 15.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,451,610 ÷ 96,411 shares)	$ 15.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 11,189,048
Interest		8,457
Income from Fidelity Central Funds (including $169,409 from security lending)		564,406
Total income		11,761,911

Expenses
Management fee Basic fee	$ 5,084,079
Performance adjustment	(317,451)
Transfer agent fees	2,236,010
Distribution fees	53,691
Accounting and security lending fees	315,091
Custodian fees and expenses	28,074
Independent trustees' compensation	3,227
Registration fees	145,678
Audit	58,698
Legal	4,195
Interest	4,946
Miscellaneous	29,800
Total expenses before reductions	7,646,038
Expense reductions	(105,134)	7,540,904
Net investment income (loss)		4,221,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,216,421)
Change in net unrealized appreciation (depreciation) on investment securities		(85,150,820)
Net gain (loss)		(88,367,241)
Net increase (decrease) in net assets resulting from operations		$ (84,146,234)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,221,007	$ 2,688,685
Net realized gain (loss)	(3,216,421)	24,851,516
Change in net unrealized appreciation (depreciation)	(85,150,820)	43,131,851
Net increase (decrease) in net assets resulting from operations	(84,146,234)	70,672,052
Distributions to shareholders from net investment income	(3,037,015)	(2,949,768)
Distributions to shareholders from net realized gain	(37,140,454)	(13,997,322)
Total distributions	(40,177,469)	(16,947,090)
Share transactions - net increase (decrease)	198,288,449	259,218,977
Redemption fees	47,852	33,264
Total increase (decrease) in net assets	74,012,598	312,977,203

Net Assets
Beginning of period	678,794,362	365,817,159
End of period (including undistributed net investment income of $1,465,714 and undistributed net investment income of $375,291, respectively)	$ 752,806,960	$ 678,794,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(1.78)
Total from investment operations	(1.75)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.77)
Total distributions	(.83)
Net asset value, end of period	$ 15.05
Total Return B,C,D	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.14% A
Expenses net of fee waivers, if any	1.14% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,445
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.78)
Distributions from net investment income	(.04)
Distributions from net realized gain	(.77)
Total distributions	(.81)
Net asset value, end of period	$ 15.04
Total Return B,C,D	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A
Expenses net of fee waivers, if any	1.39% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,714
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.10)
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.86)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.77)
Total distributions	(.78)
Net asset value, end of period	$ 14.99
Total Return B,C,D	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A
Expenses net of fee waivers, if any	1.89% A
Expenses net of all reductions	1.89% A
Net investment income (loss)	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,304
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.10)
Net realized and unrealized gain (loss)	(1.77)
Total from investment operations	(1.87)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.77)
Total distributions	(.78)
Net asset value, end of period	$ 14.98
Total Return B,C,D	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,658
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid Cap Value

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Income from Investment Operations
Net investment income (loss) B	.08	.09	.16 E	.08	.06
Net realized and unrealized gain (loss)	(1.34)	1.98	2.59	2.10	3.45
Total from investment operations	(1.26)	2.07	2.75	2.18	3.51
Distributions from net investment income	(.06)	(.09)	(.10)	(.04)	(.04)
Distributions from net realized gain	(.77)	(.45)	(1.15)	(.32)	-
Total distributions	(.83)	(.54)	(1.24) H	(.36)	(.04)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Total Return A	(7.67)%	13.48%	19.97%	17.75%	39.69%
Ratios to Average Net Assets C,F
Expenses before reductions	.83%	.84%	.86%	.91%	1.07%
Expenses net of fee waivers, if any	.82%	.84%	.86%	.91%	1.07%
Expenses net of all reductions	.82%	.84%	.81%	.90%	1.05%
Net investment income (loss)	.47%	.56%	1.08% E	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 737,234	$ 678,794	$ 365,817	$ 153,231	$ 95,797
Portfolio turnover rate D	264%	187%	207%	196%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.95 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Years ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(1.78)
Total from investment operations	(1.71)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.77)
Total distributions	(.86)
Net asset value, end of period	$ 15.06
Total Return B,C	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A
Expenses net of fee waivers, if any	.89% A
Expenses net of all reductions	.88% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,452
Portfolio turnover rate F	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Large Cap Growth	-7.26%	10.76%	2.35%

A From November 15, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Large Cap Growth, a class of the fund, on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Fund

Management's Discussion of Fund Performance

Comments from Edward Best, Portfolio Manager of Fidelity® Large Cap Growth Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the 12 months ending January 31, 2008, Large Cap Growth fell 7.26%, trailing the 0.51% return of the Russell 1000® Growth Index. Poor security selection in consumer discretionary, information technology and industrials accounted for the majority of the fund's underperformance compared with the index. Within consumer discretionary, the fund was hurt most by unproductive picks within the retailing and homebuilding segments. Consumer electronics retailer RadioShack and discount retailer Big Lots fell on investors' concerns about the companies' ability to weather recessionary concerns and a weak U.S. consumer. Pharmaceuticals company Sepracor suffered due to a change in Medicare reimbursement for one of its top-selling patented drugs. Airlines US Airways and AMR Corp. - parent company of American Airlines - underperformed due to increased pressure from rising energy prices. The fund's positions in homebuilders KB Home, Ryland Group, D.R. Horton and Lennar, all of which I sold when I took over the fund in June, also held back performance. While our overall stock picking within industrials detracted, stock selection within the sector's capital goods segment actually helped the fund. Specifically, Manitowoc, a major supplier of lifting equipment to the global construction industry, aided performance. Also within capital goods, defense contractor Lockheed Martin benefited from an increase in U.S. defense spending. Stock selection among health care names was positive as well. Pharmaceutical company Biogen Idec gained on news of the re-launch of its multiple sclerosis drug, Tysabri. While stock selection in technology hurt overall, there were some contributors. Apple advanced as the stock did well on the success of its iPod, iPhone and iMac products. Software developer Microsoft also aided performance. By the end of the period, I sold US Airways, AMR Corp., RadioShack, Big Lots, Sepracor, and Apple to take advantage of other opportunities in the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	5.0
Exxon Mobil Corp.	4.4	1.6
Oracle Corp.	4.1	0.0
The Boeing Co.	3.9	0.0
Cisco Systems, Inc.	3.8	2.4
Bristol-Myers Squibb Co.	3.6	0.0
Accenture Ltd. Class A	3.3	3.3
NIKE, Inc. Class B	3.3	0.0
NYMEX Holdings, Inc.	3.1	0.0
Kroger Co.	3.0	3.1
	37.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.0	26.9
Health Care	16.8	16.2
Industrials	14.2	14.2
Consumer Discretionary	11.9	13.5
Consumer Staples	10.9	9.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	4.4%	**Foreign investments	5.5%

Annual Report

Fidelity Large Cap Growth Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.6%
The Goodyear Tire & Rubber Co. (a)	99,300	$ 2,499,381
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,600	1,802,124
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	74,200	3,973,410
Media - 2.3%
Regal Entertainment Group Class A (d)	189,300	3,509,622
Specialty Retail - 0.9%
Gamestop Corp. Class A (a)	27,400	1,417,402
Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc. Class B	79,900	4,934,624
TOTAL CONSUMER DISCRETIONARY		18,136,563
CONSUMER STAPLES - 10.9%
Beverages - 5.0%
Pepsi Bottling Group, Inc.	114,200	3,979,870
PepsiCo, Inc.	52,500	3,579,975
		7,559,845
Food & Staples Retailing - 3.0%
Kroger Co.	181,400	4,616,630
Food Products - 2.4%
Kellogg Co.	77,200	3,697,880
Household Products - 0.5%
Energizer Holdings, Inc. (a)	8,300	777,046
TOTAL CONSUMER STAPLES		16,651,401
ENERGY - 7.9%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	5,700	370,101
Nabors Industries Ltd. (a)	24,400	664,168
Schlumberger Ltd. (NY Shares)	5,000	377,300
		1,411,569
Oil, Gas & Consumable Fuels - 7.0%
Exxon Mobil Corp.	78,000	6,739,200
Sunoco, Inc.	13,000	808,600
Valero Energy Corp.	53,000	3,137,070
		10,684,870
TOTAL ENERGY		12,096,439
FINANCIALS - 7.5%
Capital Markets - 4.4%
Charles Schwab Corp.	198,200	4,419,860
Northern Trust Corp.	30,900	2,266,824
		6,686,684

	Shares	Value
Diversified Financial Services - 3.1%
NYMEX Holdings, Inc. (d)	41,700	$ 4,795,500
TOTAL FINANCIALS		11,482,184
HEALTH CARE - 16.8%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	29,300	1,785,835
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	69,700	4,233,578
Health Care Providers & Services - 9.2%
Aetna, Inc.	86,000	4,580,360
Express Scripts, Inc. (a)	11,400	769,386
Medco Health Solutions, Inc. (a)	35,200	1,762,816
UnitedHealth Group, Inc.	47,700	2,425,068
WellPoint, Inc. (a)	57,800	4,519,960
		14,057,590
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	234,400	5,435,736
TOTAL HEALTH CARE		25,512,739
INDUSTRIALS - 14.2%
Aerospace & Defense - 5.6%
Lockheed Martin Corp.	5,900	636,728
Precision Castparts Corp.	16,900	1,923,220
The Boeing Co.	71,500	5,947,370
		8,507,318
Commercial Services & Supplies - 3.9%
Allied Waste Industries, Inc. (a)	460,200	4,532,970
HNI Corp. (d)	15,400	518,364
Manpower, Inc.	15,300	860,778
		5,912,112
Construction & Engineering - 2.7%
Fluor Corp.	7,500	912,525
Shaw Group, Inc. (a)	13,800	779,700
URS Corp. (a)	54,700	2,401,330
		4,093,555
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	24,500	1,155,910
Machinery - 1.2%
AGCO Corp. (a)	8,700	523,914
Cummins, Inc.	16,500	796,620
Manitowoc Co., Inc.	15,400	587,048
		1,907,582
TOTAL INDUSTRIALS		21,576,477
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	236,300	5,789,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.5%
Lexmark International, Inc. Class A (a)	1,400	$ 50,694
Western Digital Corp. (a)	29,000	767,050
		817,744
Electronic Equipment & Instruments - 0.5%
National Instruments Corp.	27,400	735,964
IT Services - 6.2%
Accenture Ltd. Class A	143,600	4,971,432
Mastercard, Inc. Class A (d)	7,000	1,449,000
The Western Union Co.	135,200	3,028,480
		9,448,912
Semiconductors & Semiconductor Equipment - 2.2%
MEMC Electronic Materials, Inc. (a)	12,500	893,250
NVIDIA Corp. (a)	82,500	2,028,675
Texas Instruments, Inc.	12,000	371,160
		3,293,085
Software - 12.8%
Autodesk, Inc. (a)	76,100	3,131,515
BMC Software, Inc. (a)	74,200	2,377,368
Microsoft Corp.	233,200	7,602,320
Oracle Corp. (a)	306,900	6,306,795
		19,417,998
TOTAL INFORMATION TECHNOLOGY		39,503,053
MATERIALS - 3.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	4,200	378,084
E.I. du Pont de Nemours & Co.	10,100	456,318
Monsanto Co.	12,800	1,439,232
Praxair, Inc.	4,700	380,277
The Mosaic Co. (a)	4,000	364,040
		3,017,951
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	8,400	747,852
Newmont Mining Corp.	7,100	385,814
Southern Copper Corp.	4,400	412,896
		1,546,562
TOTAL MATERIALS		4,564,513

	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	10,700	$ 387,233
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	18,300	1,394,277
TOTAL COMMON STOCKS (Cost $156,064,347)		151,304,879
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 3.79% (b)	1,837,290	1,837,290
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	7,887,500	7,887,500
TOTAL MONEY MARKET FUNDS (Cost $9,724,790)		9,724,790
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $165,789,137)	161,029,669
NET OTHER ASSETS - (5.8)%	(8,892,495)
NET ASSETS - 100%	$ 152,137,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,857
Fidelity Securities Lending Cash Central Fund	56,422
Total	$ 117,279
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $7,837,041 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $7,883,516) - See accompanying schedule: Unaffiliated issuers (cost $156,064,347)	$ 151,304,879
Fidelity Central Funds (cost $9,724,790)	9,724,790
Total Investments (cost $165,789,137)		$ 161,029,669
Receivable for investments sold		18,559,475
Receivable for fund shares sold		222,238
Dividends receivable		82,079
Distributions receivable from Fidelity Central Funds		4,743
Prepaid expenses		514
Receivable from investment adviser for expense reductions		25,900
Total assets		179,924,618

Liabilities
Payable for investments purchased	$ 19,486,946
Payable for fund shares redeemed	257,786
Accrued management fee	52,051
Distribution fees payable	1,918
Other affiliated payables	48,536
Other payables and accrued expenses	52,707
Collateral on securities loaned, at value	7,887,500
Total liabilities		27,787,444

Net Assets		$ 152,137,174
Net Assets consist of:
Paid in capital		$ 162,808,253
Accumulated undistributed net realized gain (loss) on investments		(5,911,611)
Net unrealized appreciation (depreciation) on investments		(4,759,468)
Net Assets		$ 152,137,174

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,302,425 ÷ 132,172 shares)	$ 9.85

Maximum offering price per share (100/94.25 of $9.85)	$ 10.45
Class T: Net Asset Value and redemption price per share ($1,097,491 ÷ 111,448 shares)	$ 9.85

Maximum offering price per share (100/96.50 of $9.85)	$ 10.21
Class B: Net Asset Value and offering price per share ($543,149 ÷ 55,237 shares)A	$ 9.83

Class C: Net Asset Value and offering price per share ($944,595 ÷ 96,233 shares)A	$ 9.82

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($147,863,609 ÷ 14,947,307 shares)	$ 9.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($385,905 ÷ 39,068 shares)	$ 9.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 1,475,584
Interest		922
Income from Fidelity Central Funds (including $56,422 from security lending)		117,279
Total income		1,593,785

Expenses
Management fee Basic fee	$ 979,536
Performance adjustment	37,062
Transfer agent fees	534,768
Distribution fees	10,735
Accounting and security lending fees	70,624
Custodian fees and expenses	18,147
Independent trustees' compensation	638
Registration fees	103,527
Audit	55,247
Legal	928
Miscellaneous	11,842
Total expenses before reductions	1,823,054
Expense reductions	(97,947)	1,725,107
Net investment income (loss)		(131,322)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,237,592
Change in net unrealized appreciation (depreciation) on investment securities		(21,747,840)
Net gain (loss)		(11,510,248)
Net increase (decrease) in net assets resulting from operations		$ (11,641,570)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (131,322)	$ 26,323
Net realized gain (loss)	10,237,592	4,571,573
Change in net unrealized appreciation (depreciation)	(21,747,840)	(297,654)
Net increase (decrease) in net assets resulting from operations	(11,641,570)	4,300,242
Distributions to shareholders from net investment income	-	(137,207)
Distributions to shareholders from net realized gain	(18,572,404)	(3,644,497)
Total distributions	(18,572,404)	(3,781,704)
Share transactions - net increase (decrease)	(1,164,336)	25,478,221
Redemption fees	-	5,257
Total increase (decrease) in net assets	(31,378,310)	26,002,016

Net Assets
Beginning of period	183,515,484	157,513,468
End of period	$ 152,137,174	$ 183,515,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.75)
Distributions from net realized gain	(1.25)
Net asset value, end of period	$ 9.85
Total Return B,C,D	(6.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A
Expenses net of fee waivers, if any	1.20% A
Expenses net of all reductions	1.20% A
Net investment income (loss)	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,302
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	(.69)
Total from investment operations	(.75)
Distributions from net realized gain	(1.25)
Net asset value, end of period	$ 9.85
Total Return B,C,D	(7.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.12)
Net realized and unrealized gain (loss)	(.70)
Total from investment operations	(.82)
Distributions from net realized gain	(1.20)
Net asset value, end of period	$ 9.83
Total Return B,C,D	(7.62)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A
Expenses net of fee waivers, if any	1.99% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 543
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.11)
Net realized and unrealized gain (loss)	(.70)
Total from investment operations	(.81)
Distributions from net realized gain	(1.22)
Net asset value, end of period	$ 9.82
Total Return B,C,D	(7.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.96% A
Expenses net of fee waivers, if any	1.96% A
Expenses net of all reductions	1.96% A
Net investment income (loss)	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 945
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Large Cap Growth

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Income from Investment Operations
Net investment income (loss) B	(.01)	- H	.02 E	(.01) F	(.01)
Net realized and unrealized gain (loss)	(.77)	.37	1.87	.97	2.29
Total from investment operations	(.78)	.37	1.89	.96	2.28
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	(1.25)	(.26)	(.24)	-	-
Total distributions	(1.25)	(.27)	(.24)	-	-
Redemption fees added to paid in capital B	-	- H,I	- H	- H	- H
Net asset value, end of period	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Total Return A	(7.26)%	3.20%	18.66%	10.42%	32.90%
Ratios to Average Net Assets C,G
Expenses before reductions	1.03%	1.10%	1.12%	1.30%	1.53%
Expenses net of fee waivers, if any	.99%	1.00%	1.00%	1.20%	1.20%
Expenses net of all reductions	.98%	.99%	.94%	1.13%	1.18%
Net investment income (loss)	(.07)%	.02%	.15% E	(.07)% F	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,864	$ 183,515	$ 157,513	$ 49,453	$ 23,079
Portfolio turnover rate D	428%	189%	268%	274%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net realized and unrealized gain (loss)	(.70)
Distributions from net realized gain	(1.27)
Net asset value, end of period	$ 9.88
Total Return B,C	(6.64)%
Ratios to Average Net Assets D,E
Expenses before reductions	.88% A
Expenses net of fee waivers, if any	.88% A
Expenses net of all reductions	.88% A
Net investment income (loss)	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386
Portfolio turnover rate F	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Mid Cap Growth	-9.68%	13.19%	5.08%

A From November 15, 2001.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Mid Cap Growth, a class of the fund, on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Fidelity Mid Cap Growth Fund

Management's Discussion of Fund Performance

Comments from Patrick Venanzi, who became Portfolio Manager of Fidelity® Mid Cap Growth Fund on January 4, 2008

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the 12 months ending January 31, 2008, the fund fell 9.68%, compared with a return of -1.03% for the Russell Midcap® Growth Index. Poor stock selection in consumer discretionary, industrials, materials and consumer staples hurt the most. While the fund struggled to keep pace with the index for most of the period, stock selection in energy and health care helped limit some of the downside. Within industrials, the fund's overweighting in transportation stocks, specifically in the airlines, detracted from performance. Our holdings in US Airways and AMR Corp., the parent company of American Airlines, suffered from rising energy costs. Overweighted holdings in the consumer durables and apparel segment - primarily the homebuilders - also took a bite out of fund performance. D.R. Horton, Ryland Group, KB Home and Lennar were particularly hard hit as the U.S. residential real estate market continued to slow down. I sold D.R. Horton, Ryland Group and Lennar. On the positive side, energy services company National Oilwell Varco was the fund's biggest contributor. Another contributor was the fund's out-of-index position in consumer electronics giant Apple, which continued to gain from strong sales of its iPod, iPhone and iMac product lines. I sold the fund's position in Apple to lock in profits. Heavy-lifting equipment and crane manufacturer Manitowoc advanced due to the continuing worldwide build-out of commercial and industrial infrastructure. I sold this position by the end of the period. BE Aerospace, which makes products for aircraft cabin interiors, also contributed, as investors expressed confidence in the company's new contracts to supply airline carriers that are upgrading their fleets. Lastly, MEMC Electronic Materials, which produces silicon wafers, helped as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.4	0.7
Southwestern Energy Co.	1.4	0.3
Constellation Energy Group, Inc.	1.3	1.0
National Oilwell Varco, Inc.	1.3	3.9
Align Technology, Inc.	1.1	0.0
Centex Corp.	1.1	0.0
TranS1, Inc.	1.0	0.0
Polycom, Inc.	0.9	0.0
Intuitive Surgical, Inc.	0.9	0.0
Northwest Airlines Corp.	0.9	0.0
	11.3
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	19.0
Industrials	17.1	16.1
Health Care	16.6	12.9
Consumer Discretionary	14.1	17.6
Energy	11.6	10.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 100.2%		Stocks 97.8%
	Short-Term Investments and Net Other Assets(dagger) (0.2)%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	11.7%	**Foreign investments	2.1%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Mid Cap Growth Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.3%
Renault SA	7,300	$ 833,337
Diversified Consumer Services - 1.1%
American Public Education, Inc.	7,200	283,752
Apollo Group, Inc. Class A (non-vtg.) (a)	8,200	653,868
DeVry, Inc.	19,000	1,048,610
Regis Corp.	56,400	1,428,612
		3,414,842
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	20,200	962,328
Boyd Gaming Corp.	66,400	1,774,872
Buffalo Wild Wings, Inc. (a)	8,400	211,428
Burger King Holdings, Inc.	54,789	1,443,690
Gaylord Entertainment Co. (a)	29,700	866,943
Papa John's International, Inc. (a)	26,100	660,069
Peet's Coffee & Tea, Inc. (a)	7,000	153,580
Starwood Hotels & Resorts Worldwide, Inc.	5,400	244,350
		6,317,260
Household Durables - 2.1%
Centex Corp. (d)	116,700	3,241,926
KB Home	100	2,750
Newell Rubbermaid, Inc.	15,100	364,212
Pulte Homes, Inc.	33,500	547,390
Whirlpool Corp.	25,700	2,187,327
		6,343,605
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)	17,400	961,350
Expedia, Inc. (a)	10,600	244,012
Priceline.com, Inc. (a)	21,099	2,289,663
		3,495,025
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	12,400	322,028
Leapfrog Enterprises, Inc. Class A (a)	36,300	236,313
Mattel, Inc.	53,533	1,124,728
Nikon Corp.	14,000	381,830
		2,064,899
Media - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	30,300	711,444
DISH Network Corp. Class A (a)	13,057	368,730
E.W. Scripps Co. Class A	35,800	1,457,776
Grupo Televisa SA de CV (CPO) sponsored ADR	94,000	2,095,260
Regal Entertainment Group Class A	87,100	1,614,834
SR Teleperformance SA	44,300	1,386,369
The Walt Disney Co.	11,700	350,181
Time Warner, Inc.	21,600	339,984
		8,324,578

	Shares	Value
Multiline Retail - 0.1%
Dollar Tree Stores, Inc. (a)	14,300	$ 400,543
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	5,100	406,419
Advance Auto Parts, Inc.	30,500	1,088,240
Asbury Automotive Group, Inc.	13,100	185,758
AutoZone, Inc. (a)	8,800	1,063,744
Gamestop Corp. Class A (a)	5,400	279,342
Group 1 Automotive, Inc.	8,700	230,028
Home Depot, Inc.	19,700	604,199
Lumber Liquidators, Inc.	3,400	30,260
OfficeMax, Inc.	49,800	1,233,546
Ross Stores, Inc.	36,300	1,058,145
Tween Brands, Inc. (a)(d)	44,700	1,431,741
Urban Outfitters, Inc. (a)	28,800	835,200
Williams-Sonoma, Inc.	49,500	1,330,560
Zumiez, Inc. (a)	3,500	67,305
		9,844,487
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	13,000	416,650
Deckers Outdoor Corp. (a)	2,800	339,472
Lululemon Athletica, Inc.	15,700	532,073
Under Armour, Inc. Class A (sub. vtg.) (a)	16,000	644,000
		1,932,195
TOTAL CONSUMER DISCRETIONARY		42,970,771
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Coca-Cola Femsa SA de CV sponsored ADR	7,200	338,040
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	14,600	570,422
Performance Food Group Co. (a)	48,000	1,518,240
Safeway, Inc.	25,200	780,948
Sysco Corp.	42,100	1,223,005
		4,092,615
Food Products - 1.5%
Campbell Soup Co.	17,300	546,853
Marine Harvest ASA (a)	2,600,000	1,400,493
McCormick & Co., Inc. (non-vtg.)	55,300	1,864,716
Seaboard Corp.	370	475,543
Wm. Wrigley Jr. Co.	3,000	172,290
		4,459,895
Household Products - 0.4%
Energizer Holdings, Inc. (a)	13,300	1,245,146
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	8,900	375,580
TOTAL CONSUMER STAPLES		10,511,276
Common Stocks - continued
	Shares	Value
ENERGY - 11.6%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	21,000	$ 1,744,890
Cameron International Corp. (a)	31,700	1,276,242
Diamond Offshore Drilling, Inc.	16,700	1,885,931
Grey Wolf, Inc. (a)	297,600	1,773,696
Nabors Industries Ltd. (a)	35,000	952,700
National Oilwell Varco, Inc. (a)	65,120	3,922,178
North American Energy Partners, Inc. (a)	14,200	170,116
Ocean RIG ASA (a)(d)	114,500	787,337
Smith International, Inc.	23,900	1,295,619
Transocean, Inc. (a)	10,961	1,343,819
		15,152,528
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	21,500	719,390
Arch Coal, Inc.	15,700	690,800
Boardwalk Pipeline Partners, LP	5,700	177,156
Canadian Natural Resources Ltd.	10,100	646,227
Chesapeake Energy Corp.	46,600	1,734,918
CONSOL Energy, Inc.	35,300	2,576,900
Copano Energy LLC	4,900	173,166
Denbury Resources, Inc. (a)	65,700	1,662,210
Energy Transfer Equity LP	5,200	171,652
Foundation Coal Holdings, Inc.	7,000	366,100
Frontier Oil Corp.	38,100	1,343,787
Holly Corp.	28,601	1,384,860
OPTI Canada, Inc. (a)	80,400	1,325,913
Petrobank Energy & Resources Ltd. (a)	7,000	351,761
Southwestern Energy Co. (a)	76,100	4,254,751
Tesoro Corp.	22,400	874,720
Valero Energy Corp.	100	5,919
Western Refining, Inc.	44,460	949,221
Williams Companies, Inc.	27,100	866,387
		20,275,838
TOTAL ENERGY		35,428,366
FINANCIALS - 9.2%
Capital Markets - 2.6%
Franklin Resources, Inc.	23,600	2,459,828
KBW, Inc. (a)	6,300	187,173
Legg Mason, Inc.	14,500	1,044,000
MF Global Ltd.	73,200	2,199,660
SEI Investments Co.	67,400	1,866,980
T. Rowe Price Group, Inc.	3,300	166,947
		7,924,588
Commercial Banks - 1.5%
Bank of Yokohama Ltd.	84,000	544,305
Chiba Bank Ltd.	52,000	384,877
Chuo Mitsui Trust Holdings, Inc.	55,000	377,598
Mitsubishi UFJ Financial Group, Inc.	70,000	691,600
Shinsei Bank Ltd.	117,000	534,769

	Shares	Value
Shizuoka Bank Ltd.	40,000	$ 439,763
Sumitomo Mitsui Financial Group, Inc.	100	788,113
Tokyo Tomin Bank Ltd.	20,600	572,491
UMB Financial Corp.	7,600	320,188
		4,653,704
Consumer Finance - 0.4%
Cash America International, Inc.	37,100	1,206,121
Diversified Financial Services - 1.5%
CME Group, Inc.	800	495,120
IntercontinentalExchange, Inc. (a)	9,400	1,315,624
MSCI, Inc. Class A	11,800	389,046
NYMEX Holdings, Inc.	18,400	2,116,000
Osaka Securities Exchange Co. Ltd.	64	346,092
		4,661,882
Insurance - 0.9%
Assurant, Inc.	19,400	1,258,866
CNA Financial Corp.	11,480	390,205
CNinsure, Inc. ADR	44,000	472,560
LandAmerica Financial Group, Inc.	4,900	255,584
Philadelphia Consolidated Holdings Corp. (a)	9,600	343,680
Stewart Information Services Corp.	1,100	37,653
		2,758,548
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	124,000	2,445,280
MFA Mortgage Investments, Inc.	189,300	1,930,860
		4,376,140
Thrifts & Mortgage Finance - 0.8%
People's United Financial, Inc.	58,700	991,443
Washington Federal, Inc.	55,900	1,365,078
		2,356,521
TOTAL FINANCIALS		27,937,504
HEALTH CARE - 16.6%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	18,500	1,208,420
Amylin Pharmaceuticals, Inc. (a)	74,607	2,212,098
Biogen Idec, Inc. (a)	26,400	1,609,080
Cephalon, Inc. (a)	11,300	741,619
Genentech, Inc. (a)	8,000	561,520
Gilead Sciences, Inc. (a)	41,362	1,889,830
Theravance, Inc. (a)(d)	127,038	2,506,460
		10,729,027
Health Care Equipment & Supplies - 5.8%
Abiomed, Inc. (a)	25,000	377,500
Align Technology, Inc. (a)(d)	283,984	3,345,332
American Medical Systems Holdings, Inc. (a)	90,000	1,286,100
Conceptus, Inc. (a)	158,500	2,580,380
Hillenbrand Industries, Inc.	13,300	687,876
Hologic, Inc. (a)	14,000	901,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	11,000	$ 2,794,000
Inverness Medical Innovations, Inc. (a)	3,000	135,150
Mindray Medical International Ltd. sponsored ADR	10,000	341,000
NxStage Medical, Inc. (a)	14,100	171,174
Regeneration Technologies, Inc. (a)	215,000	1,720,000
TranS1, Inc. (d)	213,000	3,107,670
Varian Medical Systems, Inc. (a)	5,300	275,547
		17,722,769
Health Care Providers & Services - 2.4%
athenahealth, Inc. (d)	49,400	1,551,160
Brookdale Senior Living, Inc. (d)	11,000	245,520
Coventry Health Care, Inc. (a)	5,500	311,190
Express Scripts, Inc. (a)	28,600	1,930,214
Health Net, Inc. (a)	10,300	478,847
Henry Schein, Inc. (a)	5,473	318,145
MWI Veterinary Supply, Inc. (a)	8,000	305,840
Pediatrix Medical Group, Inc. (a)	24,587	1,674,129
Psychiatric Solutions, Inc. (a)	5,900	178,003
VCA Antech, Inc. (a)	10,200	394,332
		7,387,380
Health Care Technology - 1.0%
Cerner Corp. (a)	43,200	2,263,680
MedAssets, Inc.	7,900	159,185
TriZetto Group, Inc. (a)	38,900	759,328
		3,182,193
Life Sciences Tools & Services - 2.0%
Affymetrix, Inc. (a)(d)	60,600	1,215,636
Applera Corp. - Applied Biosystems Group	30,000	945,900
Charles River Laboratories International, Inc. (a)	19,700	1,223,370
Covance, Inc. (a)	1,800	149,688
PAREXEL International Corp. (a)	10,000	544,100
Pharmaceutical Product Development, Inc.	30,200	1,309,472
Thermo Fisher Scientific, Inc. (a)	12,770	657,527
		6,045,693
Pharmaceuticals - 1.9%
Allergan, Inc.	20,400	1,370,676
BioForm Medical, Inc. (d)	186,481	1,305,367
Perrigo Co.	15,700	484,188
Renovo Group PLC (a)	342,000	920,384
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,300	1,026,692
XenoPort, Inc. (a)	8,600	527,696
		5,635,003
TOTAL HEALTH CARE		50,702,065

	Shares	Value
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	21,444	$ 827,953
Goodrich Corp.	19,900	1,244,745
Spirit AeroSystems Holdings, Inc. Class A (a)	31,700	875,554
		2,948,252
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	468,224
Airlines - 2.3%
AMR Corp. (a)	103,000	1,435,820
Continental Airlines, Inc. Class B (a)	63,900	1,738,719
Northwest Airlines Corp. (a)	146,700	2,744,757
US Airways Group, Inc. (a)	89,200	1,231,852
		7,151,148
Building Products - 0.3%
Ameron International Corp.	8,000	718,800
Universal Forest Products, Inc.	6,000	217,200
		936,000
Commercial Services & Supplies - 5.1%
Advisory Board Co. (a)	2,600	165,672
American Reprographics Co. (a)	46,200	726,726
Copart, Inc. (a)	33,984	1,389,266
Corporate Executive Board Co.	9,400	540,970
Corrections Corp. of America (a)	94,182	2,499,590
Fuel Tech, Inc. (a)	35,600	677,824
GeoEye, Inc. (a)	15,000	524,400
IHS, Inc. Class A (a)	11,500	712,310
InnerWorkings, Inc. (a)	12,000	166,200
Manpower, Inc.	45,400	2,554,204
Republic Services, Inc.	56,600	1,698,000
The Geo Group, Inc. (a)	54,600	1,306,032
Waste Connections, Inc. (a)	45,600	1,329,696
Waste Management, Inc.	34,400	1,115,936
		15,406,826
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	4,900	218,001
Fluor Corp.	7,500	912,525
Grupo Acciona SA	2,000	509,808
Quanta Services, Inc. (a)	20,000	438,400
		2,078,734
Electrical Equipment - 3.9%
Belden, Inc.	7,000	296,100
Energy Conversion Devices, Inc. (a)(d)	57,020	1,316,022
Evergreen Solar, Inc. (a)	154,800	1,887,012
First Solar, Inc. (a)	10,300	1,872,231
JA Solar Holdings Co. Ltd. ADR	16,000	813,280
Nexans SA	19,800	2,188,427
Q-Cells AG (a)	6,000	564,589
Sunpower Corp. Class A (a)(d)	35,400	2,445,786
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Superior Essex, Inc. (a)	13,100	$ 315,055
Vestas Wind Systems AS (a)	2,800	271,999
		11,970,501
Machinery - 1.3%
AGCO Corp. (a)	20,600	1,240,532
GEA Group AG (a)	32,000	988,991
Ingersoll-Rand Co. Ltd. Class A	18,000	711,360
Terex Corp. (a)	17,100	1,004,796
		3,945,679
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	70,100	1,125,105
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc. (d)	56,100	1,744,710
Knight Transportation, Inc.	102,900	1,765,764
Landstar System, Inc.	36,500	1,826,095
		5,336,569
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	635,160
TOTAL INDUSTRIALS		52,002,198
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.0%
Ciena Corp. (a)	15,000	406,950
CommScope, Inc. (a)	11,700	518,895
Corning, Inc.	22,000	529,540
Juniper Networks, Inc. (a)	64,700	1,756,605
Polycom, Inc. (a)	111,000	2,802,750
		6,014,740
Computers & Peripherals - 1.7%
Brocade Communications Systems, Inc. (a)	226,602	1,561,288
Diebold, Inc.	28,644	741,307
NCR Corp. (a)	61,600	1,323,168
Western Digital Corp. (a)	54,600	1,444,170
		5,069,933
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	8,700	295,017
Avnet, Inc. (a)	17,300	616,053
Bell Microproducts, Inc. (a)	29,818	156,843
Comverge, Inc.	6,100	113,704
Flextronics International Ltd. (a)	51,100	597,870
Ingram Micro, Inc. Class A (a)	30,700	545,846
Itron, Inc. (a)	24,000	1,977,600
Jabil Circuit, Inc.	47,300	626,725
		4,929,658
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	16,800	507,360
DealerTrack Holdings, Inc. (a)	23,600	636,256

	Shares	Value
Dice Holdings, Inc.	258,600	$ 1,649,868
DivX, Inc. (a)	50,000	712,500
Internet Brands, Inc. Class A	30,979	239,158
Omniture, Inc. (a)	85,700	2,118,504
Online Resources Corp. (a)	89,800	916,858
The Knot, Inc. (a)	49,700	727,608
ValueClick, Inc. (a)	44,100	962,703
		8,470,815
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	72,700	2,028,330
CyberSource Corp. (a)	38,000	636,500
Mastercard, Inc. Class A	3,800	786,600
		3,451,430
Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	93,000	1,570,770
Applied Materials, Inc.	125,400	2,247,168
ARM Holdings PLC sponsored ADR	23,600	167,088
ASML Holding NV (NY Shares) (a)	20,000	531,800
Broadcom Corp. Class A (a)	66,500	1,468,320
Cypress Semiconductor Corp. (a)	62,200	1,321,750
FormFactor, Inc. (a)	21,063	510,146
Himax Technologies, Inc. sponsored ADR	285,100	1,405,543
Hittite Microwave Corp. (a)	12,400	493,768
Intersil Corp. Class A	31,400	723,142
Lam Research Corp. (a)	46,500	1,785,135
LDK Solar Co. Ltd. Sponsored ADR (d)	19,800	697,950
Marvell Technology Group Ltd. (a)	122,180	1,450,277
MEMC Electronic Materials, Inc. (a)	18,500	1,322,010
Microchip Technology, Inc.	35,500	1,132,805
Miraial Co. Ltd.	15,900	386,547
National Semiconductor Corp.	53,000	976,790
Skyworks Solutions, Inc. (a)(d)	124,700	1,003,835
Teradyne, Inc. (a)	5,400	59,238
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	2,054,998
Xilinx, Inc.	61,200	1,338,444
		22,647,524
Software - 3.2%
Activision, Inc. (a)	25,100	649,337
Citrix Systems, Inc. (a)	12,000	415,440
CompuGROUP Holding AG (a)	33,000	622,352
Concur Technologies, Inc. (a)	53,300	1,868,698
FactSet Research Systems, Inc.	6,000	335,580
Jack Henry & Associates, Inc.	53,300	1,310,114
Microsoft Corp.	20,800	678,080
Nintendo Co. Ltd.	400	197,600
Nuance Communications, Inc. (a)	87,000	1,382,430
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	17,900	492,071
SPSS, Inc. (a)	9,000	297,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(d)	61,650	$ 1,013,526
THQ, Inc. (a)	33,800	608,738
		9,871,416
TOTAL INFORMATION TECHNOLOGY		60,455,516
MATERIALS - 3.1%
Chemicals - 0.2%
FMC Corp.	11,300	600,708
Construction Materials - 0.5%
Martin Marietta Materials, Inc. (d)	13,800	1,693,536
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	39,600	375,804
Temple-Inland, Inc.	39,600	742,500
		1,118,304
Metals & Mining - 1.9%
Allegheny Technologies, Inc.	19,542	1,375,757
Barrick Gold Corp.	6,900	356,224
Century Aluminum Co. (a)	14,000	727,860
Newmont Mining Corp.	10,000	543,400
Nucor Corp.	22,200	1,283,160
Randgold Resources Ltd. sponsored ADR	5,800	276,718
RTI International Metals, Inc. (a)	23,140	1,278,485
		5,841,604
Paper & Forest Products - 0.1%
Glatfelter	12,400	179,304
TOTAL MATERIALS		9,433,456
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	52,705	1,978,019
NII Holdings, Inc. (a)	48,691	2,077,158
		4,055,177
UTILITIES - 4.0%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	17,600	964,304
Enernoc, Inc.	14,300	504,075

	Shares	Value
Entergy Corp.	4,500	$ 486,810
PPL Corp.	89,800	4,393,015
		6,348,204
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	79,400	1,514,952
Clipper Windpower PLC (a)	2,400	28,693
Constellation Energy Group, Inc.	42,800	4,021,488
Ormat Technologies, Inc.	3,800	165,186
		5,730,319
TOTAL UTILITIES		12,078,523
TOTAL COMMON STOCKS (Cost $305,398,397)		305,574,852
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 3.79% (b)	2,288,816	2,288,816
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	10,764,675	10,764,675
TOTAL MONEY MARKET FUNDS (Cost $13,053,491)		13,053,491
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $318,451,888)	318,628,343
NET OTHER ASSETS - (4.5)%	(13,583,264)
NET ASSETS - 100%	$ 305,045,079
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442,525
Fidelity Securities Lending Cash Central Fund	313,679
Total	$ 756,204
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Japan	1.8%
Bermuda	1.7%
France	1.5%
Cayman Islands	1.3%
Others (individually less than 1%)	5.4%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $18,706,577 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $10,830,743) - See accompanying schedule: Unaffiliated issuers (cost $305,398,397)	$ 305,574,852
Fidelity Central Funds (cost $13,053,491)	13,053,491
Total Investments (cost $318,451,888)		$ 318,628,343
Cash		944,763
Receivable for investments sold		60,992,695
Receivable for fund shares sold		386,427
Dividends receivable		50,720
Distributions receivable from Fidelity Central Funds		53,069
Prepaid expenses		1,182
Other receivables		2,063
Total assets		381,059,262

Liabilities
Payable for investments purchased	$ 23,187,980
Payable for fund shares redeemed	41,783,947
Accrued management fee	108,332
Distribution fees payable	1,571
Other affiliated payables	110,841
Other payables and accrued expenses	56,837
Collateral on securities loaned, at value	10,764,675
Total liabilities		76,014,183

Net Assets		$ 305,045,079
Net Assets consist of:
Paid in capital		$ 319,016,951
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,150,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,364
Net Assets		$ 305,045,079

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,936,249 ÷ 158,895 shares)	$ 12.19

Maximum offering price per share (100/94.25 of $12.19)	$ 12.93
Class T: Net Asset Value and redemption price per share ($591,188 ÷ 48,688 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($413,537 ÷ 34,216 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($697,298 ÷ 57,672 shares)A	$ 12.09

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($301,224,741 ÷ 24,671,114 shares)	$ 12.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($182,066 ÷ 14,896 shares)	$ 12.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 2,094,532
Interest		386
Income from Fidelity Central Funds (including $313,679 from security lending)		756,204
Total income		2,851,122

Expenses
Management fee Basic fee	$ 2,332,314
Performance adjustment	(430,070)
Transfer agent fees	1,202,314
Distribution fees	10,363
Accounting and security lending fees	170,995
Custodian fees and expenses	18,214
Independent trustees' compensation	1,531
Registration fees	100,229
Audit	56,662
Legal	2,290
Miscellaneous	25,324
Total expenses before reductions	3,490,166
Expense reductions	(113,488)	3,376,678
Net investment income (loss)		(525,556)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,581,162
Foreign currency transactions	16,150
Total net realized gain (loss)		13,597,312
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,635,596)
Assets and liabilities in foreign currencies	1,909
Total change in net unrealized appreciation (depreciation)		(50,633,687)
Net gain (loss)		(37,036,375)
Net increase (decrease) in net assets resulting from operations		$ (37,561,931)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (525,556)	$ (1,458,396)
Net realized gain (loss)	13,597,312	(4,757,238)
Change in net unrealized appreciation (depreciation)	(50,633,687)	5,161,873
Net increase (decrease) in net assets resulting from operations	(37,561,931)	(1,053,761)
Distributions to shareholders from net realized gain	(21,909,497)	(5,089,264)
Share transactions - net increase (decrease)	(76,821,412)	97,426,141
Redemption fees	26,012	46,437
Total increase (decrease) in net assets	(136,266,828)	91,329,553

Net Assets
Beginning of period	441,311,907	349,982,354
End of period	$ 305,045,079	$ 441,311,907

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(1.30)
Total from investment operations	(1.35)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.19
Total Return B,C,D	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.09)
Net realized and unrealized gain (loss)	(1.31)
Total from investment operations	(1.40)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.14
Total Return B,C,D	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A
Expenses net of fee waivers, if any	1.36% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 591
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.16)
Net realized and unrealized gain (loss)	(1.29)
Total from investment operations	(1.45)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.09
Total Return B,C,D	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.15)
Net realized and unrealized gain (loss)	(1.30)
Total from investment operations	(1.45)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.09
Total Return B,C,D	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid Cap Growth

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Income from Investment Operations
Net investment income (loss) B	(.02)	(.04)	.01 E	(.03) F	(.07)
Net realized and unrealized gain (loss)	(1.29)	.15	3.09	1.15	3.38
Total from investment operations	(1.31)	.11	3.10	1.12	3.31
Distributions from net realized gain	(.79)	(.18)	(.30)	(.17)	-
Redemption fees added to paid in capital B,H	-	-	-	-	-
Net asset value, end of period	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Total Return A	(9.68)%	.80%	27.15%	10.55%	45.22%
Ratios to Average Net Assets C,G
Expenses before reductions	.83%	1.02%	1.04%	1.02%	1.25%
Expenses net of fee waivers, if any	.81%	1.00%	1.00%	1.02%	1.20%
Expenses net of all reductions	.81%	.99%	.95%	.99%	1.16%
Net investment income (loss)	(.12)%	(.33)%	.07% E	(.31)% F	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301,225	$ 441,312	$ 349,982	$ 77,658	$ 60,660
Portfolio turnover rate D	245%	178%	173%	220%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net realized and unrealized gain (loss) D	(1.32)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.22
Total Return B,C	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.72% A
Expenses net of all reductions	.72% A
Net investment income (loss)	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182
Portfolio turnover rate F	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund(the Funds) are funds of Fidelity Devonshire Trust(the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended(the 1940 Act), as an open-end management company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth, respectively, on February 13, 2007. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company(FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value(NAV) per share is calculated(NAV calculation) as of the close of business of the New York Stock Exchange(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain(loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain(loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes(FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,571,171,429	$ 98,475,075	$ (92,166,547)	$ 6,308,528
Fidelity Mid Cap Value Fund	844,773,929	42,574,804	(57,370,158)	(14,795,354)
Fidelity Large Cap Growth Fund	166,610,940	4,786,892	(10,368,163)	(5,581,271)
Fidelity Mid Cap Growth Fund	319,883,846	21,520,033	(22,775,536)	(1,255,503)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Value Fund	$ 37,304,898	$ 67,715,379	$ 105,020,277
Fidelity Mid Cap Value Fund	10,958,373	29,219,096	40,177,469
Fidelity Large Cap Growth Fund	6,193,151	12,379,253	18,572,404
Fidelity Mid Cap Growth Fund	-	21,909,497	21,909,497
January 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Value Fund	$ 17,006,124	$ 7,416,999	$ 24,423,123
Fidelity Mid Cap Value Fund	7,722,049	9,225,041	16,947,090
Fidelity Large Cap Growth Fund	1,920,898	1,860,806	3,781,704
Fidelity Mid Cap Growth Fund	2,544,632	2,544,632	5,089,264

Short-Term Trading (Redemption) Fees. Shares held in the Fidelity Mid Cap Value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission(the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases($)	Sales($)
Fidelity Large Cap Value Fund	3,485,833,978	3,246,788,832
Fidelity Mid Cap Value Fund	2,520,812,788	2,356,094,981
Fidelity Large Cap Growth Fund	745,952,270	764,990,241
Fidelity Mid Cap Growth Fund	995,464,036	1,090,139,044

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment(up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

classes as compared to an appropriate benchmark index. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.58%
Fidelity Mid Cap Value Fund	.30%	.26%	.52%
Fidelity Large Cap Growth Fund	.30%	.26%	.58%
Fidelity Mid Cap Growth Fund	.30%	.26%	.46%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,716	$ 3,419
Class T	.25%	.25%	29,520	209
Class B	.75%	.25%	20,952	15,912
Class C	.75%	.25%	8,540	4,769
			$ 73,728	$ 24,309
Fidelity Mid Cap Value Fund
Class A	0%	.25%	$ 9,176	$ 3,141
Class T	.25%	.25%	10,994	355
Class B	.75%	.25%	17,435	13,285
Class C	.75%	.25%	16,086	12,118
			$ 53,691	$ 28,899
Fidelity Large Cap Growth Fund
Class A	0%	.25%	$ 1,502	$ 246
Class T	.25%	.25%	2,248	460
Class B	.75%	.25%	2,797	2,331
Class C	.75%	.25%	4,188	3,019
			$ 10,735	$ 6,056
Fidelity Mid Cap Growth Fund
Class A	0%	.25%	$ 1,756	$ 245
Class T	.25%	.25%	1,796	463
Class B	.75%	.25%	2,959	2,452
Class C	.75%	.25%	3,852	3,025
			$ 10,363	$ 6,185

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 18,265
Class T	4,391
Class B *	1,096
Class C *	11
$ 22,763

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows: - continued

Fidelity Mid Cap Value Fund	Retained by FDC
Class A	$ 22,621
Class T	5,951
Class B*	2,448
Class C*	137
$ 31,157
Fidelity Large Cap Growth Fund
Class A	$ 4,515
Class T	1,123
Class B*	509
Class C*	62
$ 6,209
Fidelity Mid Cap Growth Fund
Class A	$ 6,603
Class T	1,049
Class B*	962
Class C*	165
$ 8,779

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc.(FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 20,036.34
Class T	20,697.35
Class B	7,804.37
Class C	2,694.31
Large Cap Value	3,716,520.23
Institutional Class	944.23
	$ 3,768,695
Fidelity Mid Cap Value Fund
Class A	$ 10,910.30
Class T	6,730.31
Class B	5,278.30
Class C	5,017.31
Mid Cap Value	2,206,272.24
Institutional Class	1,803.30
	$ 2,236,010
Fidelity Large Cap Growth Fund
Class A	$ 1,787.30
Class T	1,353.31
Class B	833.30
Class C	1,224.29
Large Cap Growth	529,155.31
Institutional Class	416.20
	$ 534,768

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Growth Fund	Amount	% of Average Net Assets*
Class A	$ 2,094.30
Class T	1,136.32
Class B	899.30
Class C	1,151.30
Mid Cap Growth	1,196,809.29
Institutional Class	225.17
	$ 1,202,314

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 18,780
Fidelity Mid Cap Value Fund	12,752
Fidelity Large Cap Growth Fund	13,318
Fidelity Mid Cap Growth Fund	10,529

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 6,183,857	4.35%	$ 5,226
Fidelity Mid Cap Value Fund	Borrower	$ 5,637,000	5.27%	$ 4,946

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility(the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 3,040
Fidelity Mid Cap Value Fund	1,696
Fidelity Large Cap Growth Fund	343
Fidelity Mid Cap Growth Fund	824

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Annual Report

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Growth Fund
Large Cap Growth	1.00%	$ 58,552

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement from adviser
Fidelity Large Cap Value Fund
Large Cap Value	$ 85,974
Fidelity Mid Cap Value Fund
Mid Cap Value	$ 85,078
Fidelity Large Cap Growth Fund
Large Cap Growth	$ 25,900
Fidelity Mid Cap Growth Fund
Mid Cap Growth	$ 84,552

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ -
Large Cap Value	-	50,587
Institutional Class	-	50
Fidelity Mid Cap Value Fund	-	-
Class A	-	31
Class B	-	9
Mid Cap Value	-	19,810
Institutional Class	-	70
Fidelity Large Cap Growth Fund	-	-
Large Cap Growth	-	13,456
Fidelity Mid Cap Growth Fund	1,543	-
Mid Cap Growth	-	27,293

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds. FMR also reimbursed the related legal expenses, which are recorded in the accompanying Statement of Operations as an expense reduction.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts:

Fidelity Large Cap Value Fund	$ 12,127
Fidelity Mid Cap Value Fund	$ 23,107
Fidelity Large Cap Growth Fund	$ 14,058
Fidelity Mid Cap Growth Fund	$ 16,394

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008 A	2007
Fidelity Large Cap Value Fund
From net investment income
Class A	$ 75,483	$ -
Class T	44,031	-
Class B	824	-
Class C	4,115	-
Large Cap Value	14,152,017	10,401,399
Institutional Class	10,129	-
Total	$ 14,286,599	$ 10,401,399
From net realized gain
Class A	$ 372,920	$ -
Class T	317,190	-
Class B	97,442	-
Class C	51,607	-
Large Cap Value	89,854,195	14,021,724
Institutional Class	40,324	-
Total	$ 90,733,678	$ 14,021,724
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 18,691	$ -
Class T	5,836	-
Class B	259	-
Class C	66	-
Mid Cap Value	3,005,000	2,949,768
Institutional Class	7,163	-
Total	$ 3,037,015	$ 2,949,768
From net realized gain
Class A	$ 176,774	$ -
Class T	106,263	-
Class B	46,244	-
Class C	67,330	-
Mid Cap Value	36,700,729	13,997,322
Institutional Class	43,114	-
Total	$ 37,140,454	$ 13,997,322

Annual Report

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended January 31,	2008 A	2007
Fidelity Large Cap Growth Fund
From net investment income
Large Cap Growth	$ -	$ 137,207
From net realized gain
Class A	$ 123,133	$ -
Class T	101,048	-
Class B	40,430	-
Class C	75,734	-
Large Cap Growth	18,196,705	3,644,497
Institutional Class	35,354	-
Total	$ 18,572,404	$ 3,644,497
Fidelity Mid Cap Growth Fund
From net realized gain
Class A	$ 100,774	$ -
Class T	34,957	-
Class B	25,358	-
Class C	40,118	-
Mid Cap Growth	21,697,261	5,089,264
Institutional Class	11,029	-
Total	$ 21,909,497	$ 5,089,264

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007(commencement of sale of shares) to January 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Fidelity Large Cap Value Fund
Class A
Shares sold	1,045,290	-	$ 16,232,942	$ -
Reinvestment of distributions	29,393	-	423,574	-
Shares redeemed	(352,749)	-	(5,365,826)	-
Net increase (decrease)	721,934	-	$ 11,290,690	$ -
Class T
Shares sold	935,752	-	$ 14,740,653	$ -
Reinvestment of distributions	24,935	-	359,076	-
Shares redeemed	(518,994)	-	(7,932,251)	-
Net increase (decrease)	441,693	-	$ 7,167,478	$ -
Class B
Shares sold	315,386	-	$ 4,951,665	$ -
Reinvestment of distributions	6,739	-	97,191	-
Shares redeemed	(184,721)	-	(2,835,906)	-
Net increase (decrease)	137,404	-	$ 2,212,950	$ -
Class C
Shares sold	138,185	-	$ 2,136,503	$ -
Reinvestment of distributions	3,506	-	50,496	-
Shares redeemed	(52,323)	-	(788,391)	-
Net increase (decrease)	89,368	-	$ 1,398,608	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Fidelity Large Cap Value Fund - continued
Large Cap Value
Shares sold	52,779,386	72,550,724	$ 813,954,360	$ 1,029,577,278
Reinvestment of distributions	7,056,478	1,672,345	102,030,422	23,955,243
Shares redeemed	(40,898,915)	(25,616,795)	(619,081,485)	(368,491,524)
Net increase (decrease)	18,936,949	48,606,274	$ 296,903,297	$ 685,040,997
Institutional Class
Shares sold	92,735	-	$ 1,397,015	$ -
Reinvestment of distributions	3,477	-	50,127	-
Shares redeemed	(17,951)	-	(257,652)	-
Net increase (decrease)	78,261	-	$ 1,189,490	$ -
Fidelity Mid Cap Value Fund
Class A
Shares sold	615,995	-	$ 10,540,942	$ -
Reinvestment of distributions	11,024	-	178,558	-
Shares redeemed	(132,358)	-	(2,195,988)	-
Net increase (decrease)	494,661	-	$ 8,523,512	$ -
Class T
Shares sold	325,063	-	$ 5,643,056	$ -
Reinvestment of distributions	6,694	-	108,412	-
Shares redeemed	(84,728)	-	(1,422,111)	-
Net increase (decrease)	247,029	-	$ 4,329,357	$ -
Class B
Shares sold	204,574	-	$ 3,623,364	$ -
Reinvestment of distributions	2,791	-	45,364	-
Shares redeemed	(120,358)	-	(2,068,797)	-
Net increase (decrease)	87,007	-	$ 1,599,931	$ -
Class C
Shares sold	168,571	-	$ 2,987,730	$ -
Reinvestment of distributions	3,136	-	50,659	-
Shares redeemed	(61,027)	-	(991,710)	-
Net increase (decrease)	110,680	-	$ 2,046,679	$ -
Mid Cap Value
Shares sold	34,123,012	26,022,900	$ 603,742,926	$ 415,931,492
Reinvestment of distributions	2,338,406	1,003,867	38,409,538	16,337,499
Shares redeemed	(27,133,004)	(10,884,934)	(462,055,715)	(173,050,014)
Net increase (decrease)	9,328,414	16,141,833	$ 180,096,749	$ 259,218,977
Institutional Class
Shares sold	102,472	-	$ 1,790,525	$ -
Reinvestment of distributions	3,101	-	50,277	-
Shares redeemed	(9,162)	-	(148,581)	-
Net increase (decrease)	96,411	-	$ 1,692,221	$ -
Fidelity Large Cap Growth Fund
Class A
Shares sold	165,474	-	$ 1,900,337	$ -
Reinvestment of distributions	10,979	-	116,895	-
Shares redeemed	(44,281)	-	(486,246)	-
Net increase (decrease)	132,172	-	$ 1,530,986	$ -
Class T
Shares sold	167,227	-	$ 1,920,600	$ -
Reinvestment of distributions	9,490	-	101,048	-
Shares redeemed	(65,269)	-	(790,917)	-
Net increase (decrease)	111,448	-	$ 1,230,731	$ -

Annual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Class B
Shares sold	55,847	-	$ 636,287	$ -
Reinvestment of distributions	3,795	-	40,430	-
Shares redeemed	(4,405)	-	(49,003)	-
Net increase (decrease)	55,237	-	$ 627,714	$ -
Class C
Shares sold	106,310	-	$ 1,230,146	$ -
Reinvestment of distributions	6,439	-	68,402	-
Shares redeemed	(16,516)	-	(191,737)	-
Net increase (decrease)	96,233	-	$ 1,106,811	$ -
Large Cap Growth
Shares sold	5,794,783	10,973,541	$ 66,845,422	$ 124,315,764
Reinvestment of distributions	1,665,396	318,299	17,914,862	3,701,456
Shares redeemed	(7,903,937)	(9,222,108)	(90,877,571)	(102,538,999)
Net increase (decrease)	(443,758)	2,069,732	$ (6,117,287)	$ 25,478,221
Institutional Class
Shares sold	38,550	-	$ 453,557	$ -
Reinvestment of distributions	3,006	-	32,121	-
Shares redeemed	(2,488)	-	(28,969)	-
Net increase (decrease)	39,068	-	$ 456,709	$ -
Fidelity Mid Cap Growth Fund
Class A
Shares sold	165,234	-	$ 2,326,735	$ -
Reinvestment of distributions	7,218	-	97,305	-
Shares redeemed	(13,557)	-	(186,849)	-
Net increase (decrease)	158,895	-	$ 2,237,191	$ -
Class T
Shares sold	54,813	-	$ 796,065	$ -
Reinvestment of distributions	2,601	-	34,957	-
Shares redeemed	(8,726)	-	(121,838)	-
Net increase (decrease)	48,688	-	$ 709,184	$ -
Class B
Shares sold	35,917	-	$ 516,488	$ -
Reinvestment of distributions	1,882	-	25,182	-
Shares redeemed	(3,583)	-	(47,283)	-
Net increase (decrease)	34,216	-	$ 494,387	$ -
Class C
Shares sold	59,795	-	$ 849,458	$ -
Reinvestment of distributions	2,811	-	37,643	-
Shares redeemed	(4,934)	-	(66,440)	-
Net increase (decrease)	57,672	-	$ 820,661	$ -
Mid Cap Growth
Shares sold	7,994,956	24,363,804	$ 114,388,509	$ 336,430,868
Reinvestment of distributions	1,580,341	357,726	21,334,599	4,986,704
Shares redeemed	(15,751,578)	(18,209,467)	(217,016,915)	(243,991,431)
Net increase (decrease)	(6,176,281)	6,512,063	$ (81,293,807)	$ 97,426,141
Institutional Class
Shares sold	14,080	-	$ 199,943	$ -
Reinvestment of distributions	816	-	11,029	-
Net increase (decrease)	14,896	-	$ 210,972	$ -

A Share transactions for class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (funds of Fidelity Devonshire Trust) at January 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Devonshire Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 24, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1985

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Trustee of Fidelity Devonshire Trust. Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Brian B. Hogan (43)

Year of Election or Appointment: 2007

Vice President of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Hogan also serves as Vice President of Sector Funds (2007-present). Mr. Hogan is Senior Vice President of Equity Research (2006-present). Mr. Hogan also serves as Vice President of FMR and FMR Co., Inc. Previously, Mr. Hogan served as a portfolio manager.

Eric D. Roiter (59)

Year of Election or Appointment: 2001

Secretary of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment:2005

Deputy Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Name, Age; Principal Occupation
Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Value Fund	$53,592,103
Fidelity Mid Cap Value Fund	$30,917,128
Fidelity Large Cap Growth Fund	$9,534,777
Fidelity Mid Cap Growth Fund	$25,157,607

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	March, 2007	December, 2007
Fidelity Large Cap Value Fund	45%	100%
Fidelity Mid Cap Value Fund	26%	100%
Fidelity Large Cap Growth Fund	91%	18%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	March, 2007	December, 2007
Fidelity Large Cap Value Fund	45%	100%
Fidelity Mid Cap Value Fund	26%	100%
Fidelity Large Cap Growth Fund	92%	20%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations
Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LMC-UANN-0308
1.789259.105

Fidelity Advisor Large Cap Value

Class A, Class T, Class B, and Class C

Fidelity Advisor Mid Cap Value

Class A, Class T, Class B, and Class C

Fidelity Advisor Large Cap Growth

Class A, Class T, Class B, and Class C

Fidelity Advisor Mid Cap Growth

Class A, Class T, Class B, and Class C

Funds

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Each Class A, Class T, Class B, and Class C
are classes of
Fidelity® Large Cap Value,
Fidelity Mid Cap Value,
Fidelity Large Cap Growth, and
Fidelity Mid Cap Growth
Funds

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Advisor Large Cap Value Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Value Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Large Cap Growth Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Growth Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 946.40	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 944.70	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 943.10	$ 9.80
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 943.20	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.27	$ 10.01
Large Cap Value
Actual	$ 1,000.00	$ 948.00	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 948.00	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 912.50	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class T
Actual	$ 1,000.00	$ 911.80	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Class B
Actual	$ 1,000.00	$ 909.00	$ 9.09
HypotheticalA	$ 1,000.00	$ 1,015.68	$ 9.60
Class C
Actual	$ 1,000.00	$ 909.00	$ 9.24
HypotheticalA	$ 1,000.00	$ 1,015.53	$ 9.75
Mid Cap Value
Actual	$ 1,000.00	$ 913.40	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 913.70	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 955.40	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11
Class T
Actual	$ 1,000.00	$ 955.60	$ 7.30
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 952.20	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 10.06
Class C
Actual	$ 1,000.00	$ 953.00	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Large Cap Growth
Actual	$ 1,000.00	$ 956.60	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94
Institutional Class
Actual	$ 1,000.00	$ 958.20	$ 4.10
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 909.40	$ 5.29
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60
Class T
Actual	$ 1,000.00	$ 905.80	$ 6.58
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.97
Class B
Actual	$ 1,000.00	$ 904.90	$ 8.79
HypotheticalA	$ 1,000.00	$ 1,015.98	$ 9.30
Class C
Actual	$ 1,000.00	$ 904.20	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,015.88	$ 9.40
Mid Cap Growth
Actual	$ 1,000.00	$ 909.50	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class
Actual	$ 1,000.00	$ 909.60	$ 3.32
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	1.97%
Large Cap Value	.87%
Institutional Class	.86%
Fidelity Mid Cap Value Fund
Class A	1.15%
Class T	1.41%
Class B	1.89%
Class C	1.92%
Mid Cap Value	.84%
Institutional Class	.90%
Fidelity Large Cap Growth Fund
Class A	1.20%
Class T	1.48%
Class B	1.98%
Class C	1.96%
Large Cap Growth	.97%
Institutional Class	.83%
Fidelity Mid Cap Growth Fund
Class A	1.10%
Class T	1.37%
Class B	1.83%
Class C	1.85%
Mid Cap Growth	.78%
Institutional Class	.69%

Annual Report

Fidelity Advisor Large Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) B	-10.16%	12.69%	6.75%
Class T (incl. 3.50% sales charge) C	-8.31%	13.16%	7.10%
Class B (incl. contingent deferred sales charge) D	-9.85%	13.63%	7.64%
Class C (incl. contingent deferred sales charge) E	-6.15%	13.90%	7.66%

A From November 15, 2001.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

C Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

D Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Value Fund - Class A on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period. The initial offering of Class A took place on February 13, 2007. See above for additional information regarding the performance of Class A.

Annual Report

Fidelity Advisor Large Cap Value Fund

Management's Discussion of Fund Performance

Comments from Bruce Dirks, Portfolio Manager of Fidelity Advisor Large Cap Value Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the year, Advisor Large Cap Value's Class A, Class T, Class B and Class C shares (excluding sales charges) all finished about even with or slightly ahead of the Russell 1000® Value Index, which was off 5.38%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among banks and real estate investment trusts (REITs). Favorable industry weightings within the weak financials and consumer discretionary sectors also added value, as did good stock picking in health care and pockets of information technology. Underweighting diversified financials giant Citigroup and domestic banking firm Wachovia added to relative performance, as both stocks fared poorly within an environment of deteriorating business fundamentals for financials. Among other strong contributors were Cummins, a diesel engine manufacturer, and CF Industries, an out-of-index company that produces fertilizer products. On the flip side, relative results were held back by unfavorable stock picks in consumer staples - especially among food retailers - energy and the transportation industry. Among the biggest detractors were Tyson Foods, a large processor of poultry and meat products, and YRC Worldwide, a transportation company. Underweighting such strong-performing energy stocks as Occidental Petroleum also hurt. Tyson, YRC and Occidental were no longer in the portfolio at period end.

For the year, Advisor Large Cap Value's Institutional Class shares finished ahead of the Russell 1000® Value Index, which was off 5.38%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among banks and real estate investment trusts (REITs). Favorable industry weightings within the weak financials and consumer discretionary sectors also added value, as did good stock picking in health care and pockets of information technology. Underweighting diversified financials giant Citigroup and domestic banking firm Wachovia added to relative performance, as both stocks fared poorly within an environment of deteriorating business fundamentals for financials. Among other strong contributors were Cummins, a diesel engine manufacturer, and CF Industries, an out-of-index company that produces fertilizer products. On the flip side, relative results were held back by unfavorable stock picks in consumer staples - especially among food retailers - energy and the transportation industry. Among the biggest detractors were Tyson Foods, a large processor of poultry and meat products, and YRC Worldwide, a transportation company. Underweighting such strong-performing energy stocks as Occidental Petroleum also hurt. Tyson, YRC and Occidental were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.3	4.5
AT&T, Inc.	3.8	3.8
General Electric Co.	3.4	3.0
ConocoPhillips	3.1	0.0
JPMorgan Chase & Co.	3.0	3.0
American International Group, Inc.	2.7	2.3
Chevron Corp.	2.7	2.5
Bank of America Corp.	2.4	2.4
Altria Group, Inc.	2.3	1.8
Verizon Communications, Inc.	2.2	2.3
	29.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	31.7
Energy	15.6	14.0
Industrials	10.6	10.7
Consumer Staples	8.5	7.3
Health Care	7.6	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	5.3%	**Foreign investments	2.0%

Annual Report

Fidelity Large Cap Value Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 0.5%
General Motors Corp. (d)	283,401	$ 8,023,082
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	557,500	29,854,125
Household Durables - 0.3%
Whirlpool Corp.	56,000	4,766,160
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	198,600	4,571,772
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	261,400	5,209,702
Media - 1.2%
Liberty Media Corp. - Capital Series A (a)	64,300	6,919,966
Viacom, Inc. Class B (non-vtg.) (a)	296,500	11,492,340
		18,412,306
Multiline Retail - 0.7%
Macy's, Inc.	387,800	10,718,792
Specialty Retail - 0.8%
Home Depot, Inc.	414,300	12,706,581
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B (d)	255,700	15,792,032
TOTAL CONSUMER DISCRETIONARY		110,054,552
CONSUMER STAPLES - 8.5%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	392,400	17,528,508
Food & Staples Retailing - 2.9%
BJ's Wholesale Club, Inc. (a)	147,100	4,771,924
Kroger Co.	621,500	15,817,175
Safeway, Inc.	267,700	8,296,023
SUPERVALU, Inc.	484,600	14,567,076
		43,452,198
Food Products - 0.3%
Del Monte Foods Co.	459,500	4,121,715
Household Products - 1.9%
Procter & Gamble Co.	433,300	28,576,135
Tobacco - 2.3%
Altria Group, Inc.	450,000	34,119,000
TOTAL CONSUMER STAPLES		127,797,556
ENERGY - 15.6%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc. (a)	232,500	14,003,475
Transocean, Inc. (a)	112,200	13,755,720
		27,759,195
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	482,300	40,754,350
ConocoPhillips	574,900	46,175,968

	Shares	Value
Exxon Mobil Corp.	744,700	$ 64,342,081
Hess Corp.	265,100	24,079,033
Marathon Oil Corp.	308,900	14,471,965
Valero Energy Corp.	274,801	16,265,471
		206,088,868
TOTAL ENERGY		233,848,063
FINANCIALS - 30.7%
Capital Markets - 6.5%
GLG Partners, Inc. (a)(d)	1,247,500	14,708,025
Goldman Sachs Group, Inc.	143,200	28,750,264
Janus Capital Group, Inc. (d)	575,300	15,538,853
Lehman Brothers Holdings, Inc. (d)	459,300	29,473,281
State Street Corp.	120,500	9,895,460
		98,365,883
Commercial Banks - 3.8%
Associated Banc-Corp.	181,900	5,125,942
PNC Financial Services Group, Inc.	113,200	7,428,184
Regions Financial Corp. (d)	222,500	5,615,900
Wachovia Corp.	507,800	19,768,654
Wells Fargo & Co.	359,100	12,212,991
Zions Bancorp	132,200	7,236,628
		57,388,299
Consumer Finance - 0.9%
Capital One Financial Corp. (d)	252,700	13,850,487
Diversified Financial Services - 6.7%
Bank of America Corp.	813,700	36,087,595
Citigroup, Inc.	546,460	15,421,101
JPMorgan Chase & Co.	947,400	45,048,870
MSCI, Inc. Class A	115,197	3,798,045
		100,355,611
Insurance - 10.5%
ACE Ltd.	281,000	16,393,540
American International Group, Inc.	742,300	40,945,268
Assurant, Inc.	142,600	9,253,314
Axis Capital Holdings Ltd.	226,400	9,065,056
Endurance Specialty Holdings Ltd.	252,800	10,243,456
Loews Corp.	357,400	16,687,006
PartnerRe Ltd.	157,400	12,478,672
Prudential Financial, Inc.	255,600	21,564,972
RenaissanceRe Holdings Ltd.	215,900	12,304,141
W.R. Berkley Corp.	284,000	8,593,840
		157,529,265
Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	716,400	14,127,408
Boston Properties, Inc.	77,000	7,077,840
ProLogis Trust	91,600	5,436,460
Public Storage	46,700	3,654,275
		30,295,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	167,400	$ 4,549,932
TOTAL FINANCIALS		462,335,460
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	239,600	14,603,620
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	118,200	7,179,468
Health Care Providers & Services - 1.8%
Humana, Inc. (a)	169,900	13,642,970
Medco Health Solutions, Inc. (a)	275,400	13,792,032
		27,435,002
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	160,000	9,936,000
Invitrogen Corp. (a)	127,800	10,948,626
		20,884,626
Pharmaceuticals - 2.9%
Johnson & Johnson	349,000	22,077,740
Pfizer, Inc.	960,700	22,470,773
		44,548,513
TOTAL HEALTH CARE		114,651,229
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	94,300	5,570,301
Northrop Grumman Corp.	165,400	13,126,144
Raytheon Co.	170,600	11,112,884
The Boeing Co.	212,800	17,700,704
		47,510,033
Airlines - 0.5%
Northwest Airlines Corp. (a)	193,200	3,614,772
UAL Corp.	121,400	4,607,130
		8,221,902
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	920,000	9,062,000
Construction & Engineering - 1.4%
KBR, Inc. (a)	488,600	15,434,874
URS Corp. (a)	133,200	5,847,480
		21,282,354
Industrial Conglomerates - 3.4%
General Electric Co.	1,424,000	50,423,840
Machinery - 1.2%
AGCO Corp. (a)	127,000	7,647,940
Cummins, Inc.	220,900	10,665,052
		18,312,992

	Shares	Value
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	266,933	$ 3,982,640
TOTAL INDUSTRIALS		158,795,761
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	147,600	6,457,500
International Business Machines Corp.	124,200	13,331,628
Western Digital Corp. (a)	176,300	4,663,135
		24,452,263
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Ltd.	337,100	11,397,351
IT Services - 0.5%
Accenture Ltd. Class A	215,500	7,460,610
Software - 0.2%
Oracle Corp. (a)	172,000	3,534,600
TOTAL INFORMATION TECHNOLOGY		46,844,824
MATERIALS - 4.1%
Chemicals - 2.2%
Celanese Corp. Class A	164,400	6,112,392
CF Industries Holdings, Inc.	76,500	8,180,145
Chemtura Corp.	1,255,300	8,410,510
The Mosaic Co. (a)	108,600	9,883,686
		32,586,733
Containers & Packaging - 0.6%
Ball Corp.	91,600	4,203,524
Owens-Illinois, Inc. (a)	94,300	4,752,720
		8,956,244
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	104,800	9,330,344
United States Steel Corp.	99,300	10,139,523
		19,469,867
TOTAL MATERIALS		61,012,844
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,480,362	56,979,133
Verizon Communications, Inc.	842,100	32,707,164
		89,686,297
UTILITIES - 6.2%
Electric Utilities - 1.7%
Entergy Corp.	112,000	12,116,160
PPL Corp.	179,000	8,756,680
Reliant Energy, Inc. (a)	255,100	5,425,977
		26,298,817
Gas Utilities - 1.0%
Energen Corp.	244,700	15,391,630
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.4%
Constellation Energy Group, Inc.	92,200	$ 8,663,112
Mirant Corp. (a)	324,700	11,961,948
NRG Energy, Inc. (a)	382,800	14,772,252
		35,397,312
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	170,100	16,329,600
TOTAL UTILITIES		93,417,359
TOTAL COMMON STOCKS (Cost $1,476,386,384)		1,498,443,945
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 3.79% (b)	9,464,505	9,464,505
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	69,571,507	69,571,507
TOTAL MONEY MARKET FUNDS (Cost $79,036,012)		79,036,012
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,555,422,396)	1,577,479,957
NET OTHER ASSETS - (4.9)%	(74,027,771)
NET ASSETS - 100%	$ 1,503,452,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 625,964
Fidelity Securities Lending Cash Central Fund	89,576
Total	$ 715,540
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $42,711,239 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $69,644,477) - See accompanying schedule: Unaffiliated issuers (cost $1,476,386,384)	$ 1,498,443,945
Fidelity Central Funds (cost $79,036,012)	79,036,012
Total Investments (cost $1,555,422,396)		$ 1,577,479,957
Receivable for investments sold		23,766,119
Receivable for fund shares sold		2,565,058
Dividends receivable		1,696,869
Distributions receivable from Fidelity Central Funds		33,811
Prepaid expenses		4,921
Total assets		1,605,546,735

Liabilities
Payable for investments purchased	$ 23,494,925
Payable for fund shares redeemed	7,847,405
Accrued management fee	720,873
Distribution fees payable	6,898
Other affiliated payables	363,497
Other payables and accrued expenses	89,444
Collateral on securities loaned, at value	69,571,507
Total liabilities		102,094,549

Net Assets		$ 1,503,452,186
Net Assets consist of:
Paid in capital		$ 1,523,198,617
Undistributed net investment income		4,864,259
Accumulated undistributed net realized gain (loss) on investments		(46,668,251)
Net unrealized appreciation (depreciation) on investments		22,057,561
Net Assets		$ 1,503,452,186

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,774,232 ÷ 721,934 shares)	$ 13.54

Maximum offering price per share (100/94.25 of $13.54)	$ 14.37
Class T: Net Asset Value and redemption price per share ($5,975,654 ÷ 441,693 shares)	$ 13.53

Maximum offering price per share (100/96.50 of $13.53)	$ 14.02
Class B: Net Asset Value and offering price per share ($1,859,809 ÷ 137,404 shares)A	$ 13.54

Class C: Net Asset Value and offering price per share ($1,208,181 ÷ 89,368 shares)A	$ 13.52

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,483,574,281 ÷ 109,324,284 shares)	$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,060,029 ÷ 78,261 shares)	$ 13.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 32,039,820
Interest		4,832
Income from Fidelity Central Funds (including $89,576 from security lending)		715,540
Total income		32,760,192

Expenses
Management fee Basic fee	$ 9,024,987
Performance adjustment	288,595
Transfer agent fees	3,768,695
Distribution fees	73,728
Accounting and security lending fees	507,630
Custodian fees and expenses	37,007
Independent trustees' compensation	5,753
Registration fees	122,860
Audit	60,620
Legal	7,461
Interest	5,226
Miscellaneous	53,563
Total expenses before reductions	13,956,125
Expense reductions	(136,896)	13,819,229
Net investment income (loss)		18,940,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,026,031
Change in net unrealized appreciation (depreciation) on investment securities		(121,407,791)
Net gain (loss)		(103,381,760)
Net increase (decrease) in net assets resulting from operations		$ (84,440,797)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,940,963	$ 9,973,926
Net realized gain (loss)	18,026,031	34,353,479
Change in net unrealized appreciation (depreciation)	(121,407,791)	98,674,962
Net increase (decrease) in net assets resulting from operations	(84,440,797)	143,002,367
Distributions to shareholders from net investment income	(14,286,599)	(10,401,399)
Distributions to shareholders from net realized gain	(90,733,678)	(14,021,724)
Total distributions	(105,020,277)	(24,423,123)
Share transactions - net increase (decrease)	320,162,513	685,040,997
Redemption fees	-	21,396
Total increase (decrease) in net assets	130,701,439	803,641,637

Net Assets
Beginning of period	1,372,750,747	569,109,110
End of period (including undistributed net investment income of $4,864,259 and undistributed net investment income of $274,346, respectively)	$ 1,503,452,186	$ 1,372,750,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.12
Net realized and unrealized gain (loss)	(1.00)
Total from investment operations	(.88)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.87)
Total distributions	(.99)
Net asset value, end of period	$ 13.54
Total Return B,C	(6.04)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,774
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(1.01)
Total from investment operations	(.93)
Distributions from net investment income	(.08)
Distributions from net realized gain	(.87)
Total distributions	(.95)
Net asset value, end of period	$ 13.53
Total Return B,C	(6.34)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,976
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(1.00)
Total from investment operations	(.99)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.87)
Total distributions	(.88)
Net asset value, end of period	$ 13.54
Total Return B,C	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.99% A
Expenses net of fee waivers, if any	1.99% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,860
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.97)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.87)
Total distributions	(.92)
Net asset value, end of period	$ 13.52
Total Return B,C	(6.61)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.94% A
Expenses net of fee waivers, if any	1.94% A
Expenses net of all reductions	1.94% A
Net investment income (loss)	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,208
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Large Cap Value

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Income from Investment Operations
Net investment income (loss) B	.18	.16	.17	.09 E	.09
Net realized and unrealized gain (loss)	(.80)	1.80	1.87	1.47	2.47
Total from investment operations	(.62)	1.96	2.04	1.56	2.56
Distributions from net investment income	(.13)	(.13)	(.11)	(.05)	(.09)
Distributions from net realized gain	(.87)	(.26)	(.35)	(.11)	-
Total distributions	(1.00)	(.39)	(.46)	(.16)	(.09)
Redemption fees added to paid in capital B	-	- G,H	- G	- G	- G
Net asset value, end of period	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Total Return A	(4.39)%	14.63%	17.09%	14.68%	31.44%
Ratios to Average Net Assets C,F
Expenses before reductions	.86%	.89%	.89%	1.07%	1.45%
Expenses net of fee waivers, if any	.85%	.89%	.89%	1.07%	1.20%
Expenses net of all reductions	.85%	.89%	.84%	1.05%	1.18%
Net investment income (loss)	1.18%	1.10%	1.32%	.79% E	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168
Portfolio turnover rate D	204%	164%	175%	170%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H The redemption fee was eliminated during the year January 31, 2007.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.17
Net realized and unrealized gain (loss)	(1.02)
Total from investment operations	(.85)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.87)
Total distributions	(1.02)
Net asset value, end of period	$ 13.54
Total Return B,C	(5.82)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income (loss)	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Mid Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) B	-13.22%	14.21%	9.28%
Class T (incl. 3.50% sales charge) C	-11.33%	14.70%	9.66%
Class B (incl. contingent deferred sales charge) D	-12.91%	15.19%	10.21%
Class C (incl. contingent deferred sales charge) E	-9.48%	15.40%	10.20%

A From November 15, 2001.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

C Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

D Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Value, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Value Fund - Class A on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period. The initial offering of Class A took place on February 13, 2007. See above for additional information regarding performance of Class A.

Annual Report

Fidelity Advisor Mid Cap Value Fund

Management's Discussion of Fund Performance

Comments from Bruce Dirks, Portfolio Manager of Fidelity Advisor Mid Cap Value Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the year, Advisor Mid Cap Value's Class A, Class T, Class B and Class C shares (excluding sales charges) all finished slightly ahead of the benchmark Russell Midcap® Value Index, which declined 8.73%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among bank and asset management companies. Favorable industry weightings within the weak financials and consumer discretionary sectors also added value. Good stock picking in materials, energy and the equipment/services group of health care also helped. Among the fund's strongest contributors for the period were CF Industries, an out-of-index company that produces fertilizer products; Cummins, a diesel engine manufacturer; Annaly Capital Management, a real estate investment trust that owned AAA-rated mortgages; and National Oilwell Varco, an energy services contractor. Conversely, relative results were held back by some unfavorable stock selection decisions in the utilities, consumer staples and consumer discretionary sectors. The fund's poorest performers included transportation firm YRC Worldwide; original equipment manufacturer TRW Automotive; and photographic imaging company Eastman Kodak. YRC and TRW were no longer held at period end.

For the year, Advisor Mid Cap Value Fund's Institutional Class shares finished slightly ahead of the benchmark Russell Midcap® Value Index, which declined 8.73%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among bank and asset management companies. Favorable industry weightings within the weak financials and consumer discretionary sectors also added value. Good stock picking in materials, energy and the equipment/services group of health care also helped. Among the fund's strongest contributors for the period were CF Industries, an out-of-index company that produces fertilizer products; Cummins, a diesel engine manufacturer; Annaly Capital Management, a real estate investment trust that owned AAA-rated mortgages; and National Oilwell Varco, an energy services contractor. Conversely, relative results were held back by some unfavorable stock selection decisions in the utilities, consumer staples and consumer discretionary sectors. The fund's poorest performers included transportation firm YRC Worldwide; original equipment manufacturer TRW Automotive; and photographic imaging company Eastman Kodak. YRC and TRW were no longer held at period end.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	2.5	2.3
Edison International	2.1	1.5
Everest Re Group Ltd.	1.8	0.0
Annaly Capital Management, Inc.	1.7	0.8
Boston Properties, Inc.	1.7	0.0
Questar Corp.	1.7	0.0
Axis Capital Holdings Ltd.	1.6	0.8
Assurant, Inc.	1.6	1.2
PartnerRe Ltd.	1.6	1.2
Energen Corp.	1.6	1.8
	17.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.0	29.5
Utilities	14.0	12.5
Consumer Discretionary	13.1	13.1
Industrials	10.4	10.7
Energy	8.1	7.0
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	13.1%	**Foreign investments	4.2%

Annual Report

Fidelity Mid Cap Value Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	50,800	$ 4,050,792
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	303,600	7,999,860
Household Durables - 2.3%
Leggett & Platt, Inc. (d)	296,500	5,639,430
Whirlpool Corp. (d)	133,500	11,362,185
		17,001,615
Internet & Catalog Retail - 1.2%
Expedia, Inc. (a)	242,600	5,584,652
Liberty Media Corp. - Interactive Series A (a)	239,500	3,810,445
		9,395,097
Leisure Equipment & Products - 1.4%
Eastman Kodak Co. (d)	534,300	10,648,599
Media - 2.1%
E.W. Scripps Co. Class A	181,100	7,374,392
Liberty Media Corp. - Capital Series A (a)	74,900	8,060,738
		15,435,130
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	96,200	7,666,178
AutoZone, Inc. (a)	48,200	5,826,416
RadioShack Corp.	136,800	2,373,480
TJX Companies, Inc.	125,600	3,963,936
		19,830,010
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)(d)	219,600	7,639,884
Jones Apparel Group, Inc. (d)	399,000	6,703,200
		14,343,084
TOTAL CONSUMER DISCRETIONARY		98,704,187
CONSUMER STAPLES - 7.1%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	311,600	7,188,612
Molson Coors Brewing Co. Class B	168,900	7,544,763
		14,733,375
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)(d)	170,600	5,534,264
Safeway, Inc.	259,000	8,026,410
SUPERVALU, Inc.	239,600	7,202,376
		20,763,050
Food Products - 2.2%
Corn Products International, Inc.	136,600	4,617,080
Dean Foods Co.	158,400	4,435,200
Del Monte Foods Co.	316,300	2,837,211
Tyson Foods, Inc. Class A	308,000	4,389,000
		16,278,491

	Shares	Value
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	44,100	$ 1,861,020
TOTAL CONSUMER STAPLES		53,635,936
ENERGY - 8.1%
Energy Equipment & Services - 4.8%
Helmerich & Payne, Inc.	206,500	8,098,930
Nabors Industries Ltd. (a)	152,100	4,140,162
National Oilwell Varco, Inc. (a)	121,000	7,287,830
Patterson-UTI Energy, Inc. (d)	450,800	8,826,664
Superior Energy Services, Inc. (a)	74,400	2,982,696
Tidewater, Inc.	81,800	4,332,128
		35,668,410
Oil, Gas & Consumable Fuels - 3.3%
Frontline Ltd. (NY Shares)	137,300	5,844,861
Hess Corp. (d)	211,800	19,237,794
		25,082,655
TOTAL ENERGY		60,751,065
FINANCIALS - 30.0%
Capital Markets - 3.0%
GLG Partners, Inc. (a)(d)	756,200	8,915,598
Janus Capital Group, Inc. (d)	352,500	9,521,025
MF Global Ltd.	151,200	4,543,560
		22,980,183
Commercial Banks - 3.5%
Associated Banc-Corp.	277,700	7,825,586
BOK Financial Corp.	71,195	3,878,704
East West Bancorp, Inc. (d)	188,900	4,544,934
Synovus Financial Corp.	219,900	2,904,879
Zions Bancorp	125,800	6,886,292
		26,040,395
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	136,800	4,510,296
Insurance - 13.9%
ACE Ltd.	158,000	9,217,720
Allied World Assurance Co. Holdings Ltd.	147,800	7,039,714
Assurant, Inc.	187,200	12,147,408
Axis Capital Holdings Ltd.	308,900	12,368,356
CNA Financial Corp.	189,800	6,451,302
Endurance Specialty Holdings Ltd.	286,800	11,621,136
Everest Re Group Ltd.	133,100	13,534,939
PartnerRe Ltd.	152,100	12,058,488
RenaissanceRe Holdings Ltd.	197,800	11,272,622
W.R. Berkley Corp.	303,200	9,174,832
		104,886,517
Real Estate Investment Trusts - 7.0%
Annaly Capital Management, Inc.	658,200	12,979,704
Boston Properties, Inc.	138,600	12,740,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (SBI)	97,800	$ 2,409,792
Kimco Realty Corp.	198,300	7,101,123
ProLogis Trust	155,700	9,240,795
Public Storage	73,700	5,767,025
Taubman Centers, Inc.	47,400	2,377,110
		52,615,661
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	262,500	7,134,750
Washington Federal, Inc.	323,700	7,904,754
		15,039,504
TOTAL FINANCIALS		226,072,556
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.3%
Kinetic Concepts, Inc. (a)(d)	41,100	2,045,958
Health Care Providers & Services - 0.5%
Humana, Inc. (a)	42,500	3,412,750
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	74,200	4,607,820
Invitrogen Corp. (a)	54,600	4,677,582
		9,285,402
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. (a)	85,000	2,219,350
TOTAL HEALTH CARE		16,963,460
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
DRS Technologies, Inc.	88,400	4,744,428
L-3 Communications Holdings, Inc.	72,500	8,035,175
		12,779,603
Airlines - 0.8%
Northwest Airlines Corp. (a)	152,600	2,855,146
UAL Corp.	75,800	2,876,610
		5,731,756
Building Products - 0.6%
Lennox International, Inc.	126,800	4,711,888
Commercial Services & Supplies - 2.2%
Allied Waste Industries, Inc. (a)	700,300	6,897,955
R.R. Donnelley & Sons Co.	267,200	9,322,608
		16,220,563
Construction & Engineering - 1.7%
KBR, Inc. (a)	309,000	9,761,310
URS Corp. (a)	69,800	3,064,220
		12,825,530

	Shares	Value
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	94,500	$ 4,458,510
Machinery - 2.5%
AGCO Corp. (a)	106,000	6,383,320
Cummins, Inc.	117,300	5,663,244
Ingersoll-Rand Co. Ltd. Class A	168,400	6,655,168
		18,701,732
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	160,200	2,390,184
TOTAL INDUSTRIALS		77,819,766
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Juniper Networks, Inc. (a)	195,900	5,318,685
Computers & Peripherals - 2.2%
NCR Corp. (a)	422,600	9,077,448
Western Digital Corp. (a)	278,300	7,361,035
		16,438,483
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	152,500	5,430,525
Ingram Micro, Inc. Class A (a)	173,400	3,083,052
Jabil Circuit, Inc.	174,200	2,308,150
		10,821,727
Semiconductors & Semiconductor Equipment - 1.6%
Atmel Corp. (a)	1,316,800	4,161,088
MEMC Electronic Materials, Inc. (a)	25,000	1,786,500
Novellus Systems, Inc. (a)	111,700	2,653,992
Varian Semiconductor Equipment Associates, Inc. (a)	109,100	3,514,111
		12,115,691
Software - 0.5%
Compuware Corp. (a)	405,900	3,450,150
TOTAL INFORMATION TECHNOLOGY		48,144,736
MATERIALS - 6.8%
Chemicals - 3.1%
Celanese Corp. Class A	146,800	5,458,024
CF Industries Holdings, Inc.	57,100	6,105,703
Chemtura Corp. (d)	867,400	5,811,580
The Mosaic Co. (a)	71,200	6,479,912
		23,855,219
Containers & Packaging - 1.9%
Ball Corp.	85,100	3,905,239
Owens-Illinois, Inc. (a)	91,500	4,611,600
Smurfit-Stone Container Corp. (a)(d)	603,500	5,727,215
		14,244,054
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.8%
Cleveland-Cliffs, Inc. (d)	42,700	$ 4,348,568
United States Steel Corp.	88,000	8,985,680
		13,334,248
TOTAL MATERIALS		51,433,521
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Embarq Corp.	116,500	5,277,450
Qwest Communications International, Inc.	1,043,800	6,137,544
		11,414,994
UTILITIES - 14.0%
Electric Utilities - 4.6%
Allegheny Energy, Inc.	123,300	6,755,607
Edison International	305,600	15,940,096
Reliant Energy, Inc. (a)	558,600	11,881,422
		34,577,125
Gas Utilities - 3.3%
Energen Corp.	191,700	12,057,930
Questar Corp.	247,300	12,590,043
		24,647,973
Independent Power Producers & Energy Traders - 4.2%
Constellation Energy Group, Inc.	103,700	9,743,652
Mirant Corp. (a)	315,100	11,608,284
NRG Energy, Inc. (a)	268,200	10,349,838
		31,701,774
Multi-Utilities - 1.9%
CMS Energy Corp.	583,000	9,135,610
OGE Energy Corp.	162,500	5,318,625
		14,454,235
TOTAL UTILITIES		105,381,107
TOTAL COMMON STOCKS (Cost $760,656,463)		750,321,328
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	5,496,422	$ 5,496,422
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	74,160,825	74,160,825
TOTAL MONEY MARKET FUNDS (Cost $79,657,247)		79,657,247
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $840,313,710)	829,978,575
NET OTHER ASSETS - (10.3)%	(77,171,615)
NET ASSETS - 100%	$ 752,806,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 394,997
Fidelity Securities Lending Cash Central Fund	169,409
Total	$ 564,406
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Bermuda	11.3%
Cayman Islands	1.2%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $31,051,104 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $73,863,006) - See accompanying schedule: Unaffiliated issuers (cost $760,656,463)	$ 750,321,328
Fidelity Central Funds (cost $79,657,247)	79,657,247
Total Investments (cost $840,313,710)		$ 829,978,575
Receivable for investments sold		20,806,082
Receivable for fund shares sold		2,652,227
Dividends receivable		223,102
Distributions receivable from Fidelity Central Funds		36,747
Prepaid expenses		2,661
Other receivables		46
Total assets		853,699,440

Liabilities
Payable for investments purchased	$ 20,180,467
Payable for fund shares redeemed	5,956,855
Accrued management fee	312,903
Distribution fees payable	5,417
Other affiliated payables	203,019
Other payables and accrued expenses	72,994
Collateral on securities loaned, at value	74,160,825
Total liabilities		100,892,480

Net Assets		$ 752,806,960
Net Assets consist of:
Paid in capital		$ 788,210,259
Undistributed net investment income		1,465,714
Accumulated undistributed net realized gain (loss) on investments		(26,533,878)
Net unrealized appreciation (depreciation) on investments		(10,335,135)
Net Assets		$ 752,806,960

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,444,673 ÷ 494,661 shares)	$ 15.05

Maximum offering price per share (100/94.25 of $15.05)	$ 15.97
Class T: Net Asset Value and redemption price per share ($3,714,323 ÷ 247,029 shares)	$ 15.04

Maximum offering price per share (100/96.50 of $15.04)	$ 15.59
Class B: Net Asset Value and offering price per share ($1,304,436 ÷ 87,007 shares)A	$ 14.99

Class C: Net Asset Value and offering price per share ($1,657,889 ÷ 110,680 shares)A	$ 14.98

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($737,234,029 ÷ 48,847,921 shares)	$ 15.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,451,610 ÷ 96,411 shares)	$ 15.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 11,189,048
Interest		8,457
Income from Fidelity Central Funds (including $169,409 from security lending)		564,406
Total income		11,761,911

Expenses
Management fee Basic fee	$ 5,084,079
Performance adjustment	(317,451)
Transfer agent fees	2,236,010
Distribution fees	53,691
Accounting and security lending fees	315,091
Custodian fees and expenses	28,074
Independent trustees' compensation	3,227
Registration fees	145,678
Audit	58,698
Legal	4,195
Interest	4,946
Miscellaneous	29,800
Total expenses before reductions	7,646,038
Expense reductions	(105,134)	7,540,904
Net investment income (loss)		4,221,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,216,421)
Change in net unrealized appreciation (depreciation) on investment securities		(85,150,820)
Net gain (loss)		(88,367,241)
Net increase (decrease) in net assets resulting from operations		$ (84,146,234)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,221,007	$ 2,688,685
Net realized gain (loss)	(3,216,421)	24,851,516
Change in net unrealized appreciation (depreciation)	(85,150,820)	43,131,851
Net increase (decrease) in net assets resulting from operations	(84,146,234)	70,672,052
Distributions to shareholders from net investment income	(3,037,015)	(2,949,768)
Distributions to shareholders from net realized gain	(37,140,454)	(13,997,322)
Total distributions	(40,177,469)	(16,947,090)
Share transactions - net increase (decrease)	198,288,449	259,218,977
Redemption fees	47,852	33,264
Total increase (decrease) in net assets	74,012,598	312,977,203

Net Assets
Beginning of period	678,794,362	365,817,159
End of period (including undistributed net investment income of $1,465,714 and undistributed net investment income of $375,291, respectively)	$ 752,806,960	$ 678,794,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(1.78)
Total from investment operations	(1.75)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.77)
Total distributions	(.83)
Net asset value, end of period	$ 15.05
Total Return B,C,D	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.14% A
Expenses net of fee waivers, if any	1.14% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,445
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.78)
Distributions from net investment income	(.04)
Distributions from net realized gain	(.77)
Total distributions	(.81)
Net asset value, end of period	$ 15.04
Total Return B,C,D	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A
Expenses net of fee waivers, if any	1.39% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,714
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.10)
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.86)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.77)
Total distributions	(.78)
Net asset value, end of period	$ 14.99
Total Return B,C,D	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A
Expenses net of fee waivers, if any	1.89% A
Expenses net of all reductions	1.89% A
Net investment income (loss)	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,304
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.10)
Net realized and unrealized gain (loss)	(1.77)
Total from investment operations	(1.87)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.77)
Total distributions	(.78)
Net asset value, end of period	$ 14.98
Total Return B,C,D	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,658
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid Cap Value

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Income from Investment Operations
Net investment income (loss) B	.08	.09	.16 E	.08	.06
Net realized and unrealized gain (loss)	(1.34)	1.98	2.59	2.10	3.45
Total from investment operations	(1.26)	2.07	2.75	2.18	3.51
Distributions from net investment income	(.06)	(.09)	(.10)	(.04)	(.04)
Distributions from net realized gain	(.77)	(.45)	(1.15)	(.32)	-
Total distributions	(.83)	(.54)	(1.24) H	(.36)	(.04)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Total Return A	(7.67)%	13.48%	19.97%	17.75%	39.69%
Ratios to Average Net Assets C,F
Expenses before reductions	.83%	.84%	.86%	.91%	1.07%
Expenses net of fee waivers, if any	.82%	.84%	.86%	.91%	1.07%
Expenses net of all reductions	.82%	.84%	.81%	.90%	1.05%
Net investment income (loss)	.47%	.56%	1.08% E	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 737,234	$ 678,794	$ 365,817	$ 153,231	$ 95,797
Portfolio turnover rate D	264%	187%	207%	196%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.95 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Years ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(1.78)
Total from investment operations	(1.71)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.77)
Total distributions	(.86)
Net asset value, end of period	$ 15.06
Total Return B,C	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A
Expenses net of fee waivers, if any	.89% A
Expenses net of all reductions	.88% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,452
Portfolio turnover rate F	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Large Cap Growth Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) B	-12.85%	9.39%	1.33%
Class T (incl. 3.50% sales charge) C	-10.83%	9.89%	1.70%
Class B (incl. contingent deferred sales charge) D	-12.29%	10.27%	2.18%
Class C (incl. contingent deferred sales charge) E	-8.91%	10.56%	2.20%

A From November 15, 2001.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

C Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

D Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Growth Fund - Class A on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period. The initial offering of Class A took place on February 13, 2007. See above for additional information regarding performance of Class A.

Annual Report

Fidelity Advisor Large Cap Growth Fund

Management's Discussion of Fund Performance

Comments from Edward Best, Portfolio Manager of Fidelity Advisor Large Cap Growth Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the 12 months ending January 31, 2008, the fund's Class A, Class T, Class B and Class C shares (excluding sales charges) trailed the 0.51% gain of the Russell 1000® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor security selection in consumer discretionary, information technology and industrials accounted for the majority of the fund's underperformance compared with the index. Within consumer discretionary, the fund was hurt most by unproductive picks within the retailing and homebuilding segments. Consumer electronics retailer RadioShack and discount retailer Big Lots fell on investors' concerns about the companies' ability to weather recessionary concerns and a weak U.S. consumer. Pharmaceuticals company Sepracor suffered due to a change in Medicare reimbursement for one of its top-selling patented drugs. Airlines US Airways and AMR Corp. - parent company of American Airlines - underperformed due to increased pressure from rising energy prices. The fund's positions in homebuilders KB Home, Ryland Group, D.R. Horton and Lennar, all of which I sold when I took over the fund in June, also held back performance. While our overall stock picking within industrials detracted, stock selection within the sector's capital goods segment actually helped the fund. Specifically, Manitowoc, a major supplier of lifting equipment to the global construction industry, aided performance. Also within capital goods, defense contractor Lockheed Martin benefited from an increase in U.S. defense spending. Stock selection among health care names was positive as well. Pharmaceutical company Biogen Idec gained on news of the re-launch of its multiple sclerosis drug, Tysabri. While stock selection in technology hurt overall, there were some contributors. Apple advanced as the stock did well on the success of its iPod, iPhone and iMac products. Software developer Microsoft also aided performance. By the end of the period, I sold US Airways, AMR Corp., RadioShack, Big Lots, Sepracor and Apple to take advantage of other opportunities in the market.

For the 12 months ending January 31, 2008, the fund's Institutional Class shares trailed the 0.51% gain of the Russell 1000® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor security selection in consumer discretionary, information technology and industrials accounted for the majority of the fund's underperformance compared with the index. Within consumer discretionary, the fund was hurt most by unproductive picks within the retailing and homebuilding segments. Consumer electronics retailer RadioShack and discount retailer Big Lots fell on investors' concerns about the companies' ability to weather recessionary concerns and a weak U.S. consumer. Pharmaceuticals company Sepracor suffered due to a change in Medicare reimbursement for one of its top-selling patented drugs. Airlines US Airways and AMR Corp. - parent company of American Airlines - underperformed due to increased pressure from rising energy prices. The fund's positions in homebuilders KB Home, Ryland Group, D.R. Horton and Lennar, all of which I sold when I took over the fund in June, also held back performance. While our overall stock picking within industrials detracted, stock selection within the sector's capital goods segment actually helped the fund. Specifically, Manitowoc, a major supplier of lifting equipment to the global construction industry, aided performance. Also within capital goods, defense contractor Lockheed Martin benefited from an increase in U.S. defense spending. Stock selection among health care names also was positive. Pharmaceutical company Biogen Idec gained on news of the re-launch of its multiple sclerosis drug, Tysabri. While stock selection in technology hurt overall, there were some contributors. Apple advanced as the stock did well on the success of its iPod, iPhone and iMac products. Software developer Microsoft also aided performance. By the end of the period, I sold US Airways, AMR Corp., RadioShack, Big Lots, Sepracor, and Apple to take advantage of other opportunities in the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	5.0
Exxon Mobil Corp.	4.4	1.6
Oracle Corp.	4.1	0.0
The Boeing Co.	3.9	0.0
Cisco Systems, Inc.	3.8	2.4
Bristol-Myers Squibb Co.	3.6	0.0
Accenture Ltd. Class A	3.3	3.3
NIKE, Inc. Class B	3.3	0.0
NYMEX Holdings, Inc.	3.1	0.0
Kroger Co.	3.0	3.1
	37.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.0	26.9
Health Care	16.8	16.2
Industrials	14.2	14.2
Consumer Discretionary	11.9	13.5
Consumer Staples	10.9	9.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	4.4%	**Foreign investments	5.5%

Annual Report

Fidelity Large Cap Growth Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.6%
The Goodyear Tire & Rubber Co. (a)	99,300	$ 2,499,381
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,600	1,802,124
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	74,200	3,973,410
Media - 2.3%
Regal Entertainment Group Class A (d)	189,300	3,509,622
Specialty Retail - 0.9%
Gamestop Corp. Class A (a)	27,400	1,417,402
Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc. Class B	79,900	4,934,624
TOTAL CONSUMER DISCRETIONARY		18,136,563
CONSUMER STAPLES - 10.9%
Beverages - 5.0%
Pepsi Bottling Group, Inc.	114,200	3,979,870
PepsiCo, Inc.	52,500	3,579,975
		7,559,845
Food & Staples Retailing - 3.0%
Kroger Co.	181,400	4,616,630
Food Products - 2.4%
Kellogg Co.	77,200	3,697,880
Household Products - 0.5%
Energizer Holdings, Inc. (a)	8,300	777,046
TOTAL CONSUMER STAPLES		16,651,401
ENERGY - 7.9%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	5,700	370,101
Nabors Industries Ltd. (a)	24,400	664,168
Schlumberger Ltd. (NY Shares)	5,000	377,300
		1,411,569
Oil, Gas & Consumable Fuels - 7.0%
Exxon Mobil Corp.	78,000	6,739,200
Sunoco, Inc.	13,000	808,600
Valero Energy Corp.	53,000	3,137,070
		10,684,870
TOTAL ENERGY		12,096,439
FINANCIALS - 7.5%
Capital Markets - 4.4%
Charles Schwab Corp.	198,200	4,419,860
Northern Trust Corp.	30,900	2,266,824
		6,686,684

	Shares	Value
Diversified Financial Services - 3.1%
NYMEX Holdings, Inc. (d)	41,700	$ 4,795,500
TOTAL FINANCIALS		11,482,184
HEALTH CARE - 16.8%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	29,300	1,785,835
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	69,700	4,233,578
Health Care Providers & Services - 9.2%
Aetna, Inc.	86,000	4,580,360
Express Scripts, Inc. (a)	11,400	769,386
Medco Health Solutions, Inc. (a)	35,200	1,762,816
UnitedHealth Group, Inc.	47,700	2,425,068
WellPoint, Inc. (a)	57,800	4,519,960
		14,057,590
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	234,400	5,435,736
TOTAL HEALTH CARE		25,512,739
INDUSTRIALS - 14.2%
Aerospace & Defense - 5.6%
Lockheed Martin Corp.	5,900	636,728
Precision Castparts Corp.	16,900	1,923,220
The Boeing Co.	71,500	5,947,370
		8,507,318
Commercial Services & Supplies - 3.9%
Allied Waste Industries, Inc. (a)	460,200	4,532,970
HNI Corp. (d)	15,400	518,364
Manpower, Inc.	15,300	860,778
		5,912,112
Construction & Engineering - 2.7%
Fluor Corp.	7,500	912,525
Shaw Group, Inc. (a)	13,800	779,700
URS Corp. (a)	54,700	2,401,330
		4,093,555
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	24,500	1,155,910
Machinery - 1.2%
AGCO Corp. (a)	8,700	523,914
Cummins, Inc.	16,500	796,620
Manitowoc Co., Inc.	15,400	587,048
		1,907,582
TOTAL INDUSTRIALS		21,576,477
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	236,300	5,789,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.5%
Lexmark International, Inc. Class A (a)	1,400	$ 50,694
Western Digital Corp. (a)	29,000	767,050
		817,744
Electronic Equipment & Instruments - 0.5%
National Instruments Corp.	27,400	735,964
IT Services - 6.2%
Accenture Ltd. Class A	143,600	4,971,432
Mastercard, Inc. Class A (d)	7,000	1,449,000
The Western Union Co.	135,200	3,028,480
		9,448,912
Semiconductors & Semiconductor Equipment - 2.2%
MEMC Electronic Materials, Inc. (a)	12,500	893,250
NVIDIA Corp. (a)	82,500	2,028,675
Texas Instruments, Inc.	12,000	371,160
		3,293,085
Software - 12.8%
Autodesk, Inc. (a)	76,100	3,131,515
BMC Software, Inc. (a)	74,200	2,377,368
Microsoft Corp.	233,200	7,602,320
Oracle Corp. (a)	306,900	6,306,795
		19,417,998
TOTAL INFORMATION TECHNOLOGY		39,503,053
MATERIALS - 3.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	4,200	378,084
E.I. du Pont de Nemours & Co.	10,100	456,318
Monsanto Co.	12,800	1,439,232
Praxair, Inc.	4,700	380,277
The Mosaic Co. (a)	4,000	364,040
		3,017,951
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	8,400	747,852
Newmont Mining Corp.	7,100	385,814
Southern Copper Corp.	4,400	412,896
		1,546,562
TOTAL MATERIALS		4,564,513

	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	10,700	$ 387,233
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	18,300	1,394,277
TOTAL COMMON STOCKS (Cost $156,064,347)		151,304,879
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 3.79% (b)	1,837,290	1,837,290
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	7,887,500	7,887,500
TOTAL MONEY MARKET FUNDS (Cost $9,724,790)		9,724,790
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $165,789,137)	161,029,669
NET OTHER ASSETS - (5.8)%	(8,892,495)
NET ASSETS - 100%	$ 152,137,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,857
Fidelity Securities Lending Cash Central Fund	56,422
Total	$ 117,279
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $7,837,041 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $7,883,516) - See accompanying schedule: Unaffiliated issuers (cost $156,064,347)	$ 151,304,879
Fidelity Central Funds (cost $9,724,790)	9,724,790
Total Investments (cost $165,789,137)		$ 161,029,669
Receivable for investments sold		18,559,475
Receivable for fund shares sold		222,238
Dividends receivable		82,079
Distributions receivable from Fidelity Central Funds		4,743
Prepaid expenses		514
Receivable from investment adviser for expense reductions		25,900
Total assets		179,924,618

Liabilities
Payable for investments purchased	$ 19,486,946
Payable for fund shares redeemed	257,786
Accrued management fee	52,051
Distribution fees payable	1,918
Other affiliated payables	48,536
Other payables and accrued expenses	52,707
Collateral on securities loaned, at value	7,887,500
Total liabilities		27,787,444

Net Assets		$ 152,137,174
Net Assets consist of:
Paid in capital		$ 162,808,253
Accumulated undistributed net realized gain (loss) on investments		(5,911,611)
Net unrealized appreciation (depreciation) on investments		(4,759,468)
Net Assets		$ 152,137,174

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,302,425 ÷ 132,172 shares)	$ 9.85

Maximum offering price per share (100/94.25 of $9.85)	$ 10.45
Class T: Net Asset Value and redemption price per share ($1,097,491 ÷ 111,448 shares)	$ 9.85

Maximum offering price per share (100/96.50 of $9.85)	$ 10.21
Class B: Net Asset Value and offering price per share ($543,149 ÷ 55,237 shares)A	$ 9.83

Class C: Net Asset Value and offering price per share ($944,595 ÷ 96,233 shares)A	$ 9.82

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($147,863,609 ÷ 14,947,307 shares)	$ 9.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($385,905 ÷ 39,068 shares)	$ 9.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 1,475,584
Interest		922
Income from Fidelity Central Funds (including $56,422 from security lending)		117,279
Total income		1,593,785

Expenses
Management fee Basic fee	$ 979,536
Performance adjustment	37,062
Transfer agent fees	534,768
Distribution fees	10,735
Accounting and security lending fees	70,624
Custodian fees and expenses	18,147
Independent trustees' compensation	638
Registration fees	103,527
Audit	55,247
Legal	928
Miscellaneous	11,842
Total expenses before reductions	1,823,054
Expense reductions	(97,947)	1,725,107
Net investment income (loss)		(131,322)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,237,592
Change in net unrealized appreciation (depreciation) on investment securities		(21,747,840)
Net gain (loss)		(11,510,248)
Net increase (decrease) in net assets resulting from operations		$ (11,641,570)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (131,322)	$ 26,323
Net realized gain (loss)	10,237,592	4,571,573
Change in net unrealized appreciation (depreciation)	(21,747,840)	(297,654)
Net increase (decrease) in net assets resulting from operations	(11,641,570)	4,300,242
Distributions to shareholders from net investment income	-	(137,207)
Distributions to shareholders from net realized gain	(18,572,404)	(3,644,497)
Total distributions	(18,572,404)	(3,781,704)
Share transactions - net increase (decrease)	(1,164,336)	25,478,221
Redemption fees	-	5,257
Total increase (decrease) in net assets	(31,378,310)	26,002,016

Net Assets
Beginning of period	183,515,484	157,513,468
End of period	$ 152,137,174	$ 183,515,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.75)
Distributions from net realized gain	(1.25)
Net asset value, end of period	$ 9.85
Total Return B,C,D	(6.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A
Expenses net of fee waivers, if any	1.20% A
Expenses net of all reductions	1.20% A
Net investment income (loss)	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,302
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	(.69)
Total from investment operations	(.75)
Distributions from net realized gain	(1.25)
Net asset value, end of period	$ 9.85
Total Return B,C,D	(7.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.12)
Net realized and unrealized gain (loss)	(.70)
Total from investment operations	(.82)
Distributions from net realized gain	(1.20)
Net asset value, end of period	$ 9.83
Total Return B,C,D	(7.62)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A
Expenses net of fee waivers, if any	1.99% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 543
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.11)
Net realized and unrealized gain (loss)	(.70)
Total from investment operations	(.81)
Distributions from net realized gain	(1.22)
Net asset value, end of period	$ 9.82
Total Return B,C,D	(7.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.96% A
Expenses net of fee waivers, if any	1.96% A
Expenses net of all reductions	1.96% A
Net investment income (loss)	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 945
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Large Cap Growth

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Income from Investment Operations
Net investment income (loss) B	(.01)	- H	.02 E	(.01) F	(.01)
Net realized and unrealized gain (loss)	(.77)	.37	1.87	.97	2.29
Total from investment operations	(.78)	.37	1.89	.96	2.28
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	(1.25)	(.26)	(.24)	-	-
Total distributions	(1.25)	(.27)	(.24)	-	-
Redemption fees added to paid in capital B	-	- H,I	- H	- H	- H
Net asset value, end of period	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Total Return A	(7.26)%	3.20%	18.66%	10.42%	32.90%
Ratios to Average Net Assets C,G
Expenses before reductions	1.03%	1.10%	1.12%	1.30%	1.53%
Expenses net of fee waivers, if any	.99%	1.00%	1.00%	1.20%	1.20%
Expenses net of all reductions	.98%	.99%	.94%	1.13%	1.18%
Net investment income (loss)	(.07)%	.02%	.15% E	(.07)% F	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,864	$ 183,515	$ 157,513	$ 49,453	$ 23,079
Portfolio turnover rate D	428%	189%	268%	274%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net realized and unrealized gain (loss)	(.70)
Distributions from net realized gain	(1.27)
Net asset value, end of period	$ 9.88
Total Return B,C	(6.64)%
Ratios to Average Net Assets D,E
Expenses before reductions	.88% A
Expenses net of fee waivers, if any	.88% A
Expenses net of all reductions	.88% A
Net investment income (loss)	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386
Portfolio turnover rate F	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Mid Cap Growth Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) B	-15.01%	11.83%	4.05%
Class T (incl. 3.50% sales charge) C	-13.32%	12.27%	4.38%
Class B (incl. contingent deferred sales charge) D	-14.75%	12.74%	4.92%
Class C (incl. contingent deferred sales charge) E	-11.37%	12.98%	4.92%

A From November 15, 2001.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

C Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower.

D Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Growth, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 13, 2007 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Growth Fund - Class A on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period. The initial offering of Class A took place on February 13, 2007. See above for additional information regarding performance of Class A.

Annual Report

Fidelity Advisor Mid Cap Growth Fund

Management's Discussion of Fund Performance

Comments from Patrick Venanzi, Portfolio Manager of Fidelity Advisor Mid Cap Growth Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

The fund's Class A, Class T, Class B and Class C shares (excluding sales charges) lagged behind the -1.03% return for the Russell Midcap® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor stock selection in consumer discretionary, industrials, materials and consumer staples hurt the most. While the fund struggled to keep pace with the index for most of the period, stock selection in energy and health care helped limit some of the downside. Within industrials, the fund's overweighting in transportation stocks, specifically in the airlines, detracted from performance. Our holdings in US Airways and AMR Corp., the parent company of American Airlines, suffered from rising energy costs. Overweighted holdings in the consumer durables and apparel segment - primarily the homebuilders - also took a bite out of fund performance. D.R. Horton, Ryland Group, KB Home and Lennar were particularly hard hit as the U.S. residential real estate market continued to slow down. I sold D.R. Horton, Ryland Group and Lennar. On the positive side, energy services company National Oilwell Varco was the fund's biggest contributor. Another contributor was the fund's out-of-index position in consumer electronics giant Apple, which continued to gain from strong sales of its iPod, iPhone and iMac product lines. I sold the fund's position in Apple to lock in profits. Heavy-lifting equipment and crane manufacturer Manitowoc advanced due to the continuing worldwide build-out of commercial and industrial infrastructure. I also sold this position by the end of the period. BE Aerospace, which makes products for aircraft cabin interiors, also contributed, as investors expressed confidence in the company's new contracts to supply airline carriers that are upgrading their fleets. Lastly, MEMC Electronic Materials, which produces silicon wafers, helped as well.

For the year, the fund's Institutional Class shares lagged behind the -1.03% return for the Russell Midcap® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor stock selection in consumer discretionary, industrials, materials and consumer staples hurt the most. While the fund struggled to keep pace with the index for most of the period, stock selection in energy and health care helped limit some of the downside. Within industrials, the fund's overweighting in transportation stocks, specifically in the airlines, detracted from performance. Our holdings in US Airways and AMR Corp., the parent company of American Airlines, suffered from rising energy costs. Overweighted holdings in the consumer durables and apparel segment - primarily the homebuilders - also took a bite out of fund performance. D.R. Horton, Ryland Group, KB Home and Lennar were particularly hard hit as the U.S. residential real estate market continued to slow down. I sold D.R. Horton, Ryland Group and Lennar. On the positive side, energy services company National Oilwell Varco was the fund's biggest contributor. Another contributor was the fund's out-of-index position in consumer electronics giant Apple, which continued to gain from strong sales of its iPod, iPhone and iMac product lines. I sold the fund's position in Apple to lock in profits. Heavy-lifting equipment and crane manufacturer Manitowoc advanced due to the continuing worldwide build-out of commercial and industrial infrastructure. I also sold this position by the end of the period. BE Aerospace, which makes products for aircraft cabin interiors, also contributed, as investors expressed confidence in the company's new contracts to supply airline carriers that are upgrading their fleets. Lastly, MEMC Electronic Materials, which produces silicon wafers, helped as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.4	0.7
Southwestern Energy Co.	1.4	0.3
Constellation Energy Group, Inc.	1.3	1.0
National Oilwell Varco, Inc.	1.3	3.9
Align Technology, Inc.	1.1	0.0
Centex Corp.	1.1	0.0
TranS1, Inc.	1.0	0.0
Polycom, Inc.	0.9	0.0
Intuitive Surgical, Inc.	0.9	0.0
Northwest Airlines Corp.	0.9	0.0
	11.3
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	19.0
Industrials	17.1	16.1
Health Care	16.6	12.9
Consumer Discretionary	14.1	17.6
Energy	11.6	10.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 100.2%		Stocks 97.8%
	Short-Term Investments and Net Other Assets(dagger) (0.2)%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	11.7%	**Foreign investments	2.1%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Mid Cap Growth Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.3%
Renault SA	7,300	$ 833,337
Diversified Consumer Services - 1.1%
American Public Education, Inc.	7,200	283,752
Apollo Group, Inc. Class A (non-vtg.) (a)	8,200	653,868
DeVry, Inc.	19,000	1,048,610
Regis Corp.	56,400	1,428,612
		3,414,842
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	20,200	962,328
Boyd Gaming Corp.	66,400	1,774,872
Buffalo Wild Wings, Inc. (a)	8,400	211,428
Burger King Holdings, Inc.	54,789	1,443,690
Gaylord Entertainment Co. (a)	29,700	866,943
Papa John's International, Inc. (a)	26,100	660,069
Peet's Coffee & Tea, Inc. (a)	7,000	153,580
Starwood Hotels & Resorts Worldwide, Inc.	5,400	244,350
		6,317,260
Household Durables - 2.1%
Centex Corp. (d)	116,700	3,241,926
KB Home	100	2,750
Newell Rubbermaid, Inc.	15,100	364,212
Pulte Homes, Inc.	33,500	547,390
Whirlpool Corp.	25,700	2,187,327
		6,343,605
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)	17,400	961,350
Expedia, Inc. (a)	10,600	244,012
Priceline.com, Inc. (a)	21,099	2,289,663
		3,495,025
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	12,400	322,028
Leapfrog Enterprises, Inc. Class A (a)	36,300	236,313
Mattel, Inc.	53,533	1,124,728
Nikon Corp.	14,000	381,830
		2,064,899
Media - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	30,300	711,444
DISH Network Corp. Class A (a)	13,057	368,730
E.W. Scripps Co. Class A	35,800	1,457,776
Grupo Televisa SA de CV (CPO) sponsored ADR	94,000	2,095,260
Regal Entertainment Group Class A	87,100	1,614,834
SR Teleperformance SA	44,300	1,386,369
The Walt Disney Co.	11,700	350,181
Time Warner, Inc.	21,600	339,984
		8,324,578

	Shares	Value
Multiline Retail - 0.1%
Dollar Tree Stores, Inc. (a)	14,300	$ 400,543
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	5,100	406,419
Advance Auto Parts, Inc.	30,500	1,088,240
Asbury Automotive Group, Inc.	13,100	185,758
AutoZone, Inc. (a)	8,800	1,063,744
Gamestop Corp. Class A (a)	5,400	279,342
Group 1 Automotive, Inc.	8,700	230,028
Home Depot, Inc.	19,700	604,199
Lumber Liquidators, Inc.	3,400	30,260
OfficeMax, Inc.	49,800	1,233,546
Ross Stores, Inc.	36,300	1,058,145
Tween Brands, Inc. (a)(d)	44,700	1,431,741
Urban Outfitters, Inc. (a)	28,800	835,200
Williams-Sonoma, Inc.	49,500	1,330,560
Zumiez, Inc. (a)	3,500	67,305
		9,844,487
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	13,000	416,650
Deckers Outdoor Corp. (a)	2,800	339,472
Lululemon Athletica, Inc.	15,700	532,073
Under Armour, Inc. Class A (sub. vtg.) (a)	16,000	644,000
		1,932,195
TOTAL CONSUMER DISCRETIONARY		42,970,771
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Coca-Cola Femsa SA de CV sponsored ADR	7,200	338,040
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	14,600	570,422
Performance Food Group Co. (a)	48,000	1,518,240
Safeway, Inc.	25,200	780,948
Sysco Corp.	42,100	1,223,005
		4,092,615
Food Products - 1.5%
Campbell Soup Co.	17,300	546,853
Marine Harvest ASA (a)	2,600,000	1,400,493
McCormick & Co., Inc. (non-vtg.)	55,300	1,864,716
Seaboard Corp.	370	475,543
Wm. Wrigley Jr. Co.	3,000	172,290
		4,459,895
Household Products - 0.4%
Energizer Holdings, Inc. (a)	13,300	1,245,146
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	8,900	375,580
TOTAL CONSUMER STAPLES		10,511,276
Common Stocks - continued
	Shares	Value
ENERGY - 11.6%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	21,000	$ 1,744,890
Cameron International Corp. (a)	31,700	1,276,242
Diamond Offshore Drilling, Inc.	16,700	1,885,931
Grey Wolf, Inc. (a)	297,600	1,773,696
Nabors Industries Ltd. (a)	35,000	952,700
National Oilwell Varco, Inc. (a)	65,120	3,922,178
North American Energy Partners, Inc. (a)	14,200	170,116
Ocean RIG ASA (a)(d)	114,500	787,337
Smith International, Inc.	23,900	1,295,619
Transocean, Inc. (a)	10,961	1,343,819
		15,152,528
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	21,500	719,390
Arch Coal, Inc.	15,700	690,800
Boardwalk Pipeline Partners, LP	5,700	177,156
Canadian Natural Resources Ltd.	10,100	646,227
Chesapeake Energy Corp.	46,600	1,734,918
CONSOL Energy, Inc.	35,300	2,576,900
Copano Energy LLC	4,900	173,166
Denbury Resources, Inc. (a)	65,700	1,662,210
Energy Transfer Equity LP	5,200	171,652
Foundation Coal Holdings, Inc.	7,000	366,100
Frontier Oil Corp.	38,100	1,343,787
Holly Corp.	28,601	1,384,860
OPTI Canada, Inc. (a)	80,400	1,325,913
Petrobank Energy & Resources Ltd. (a)	7,000	351,761
Southwestern Energy Co. (a)	76,100	4,254,751
Tesoro Corp.	22,400	874,720
Valero Energy Corp.	100	5,919
Western Refining, Inc.	44,460	949,221
Williams Companies, Inc.	27,100	866,387
		20,275,838
TOTAL ENERGY		35,428,366
FINANCIALS - 9.2%
Capital Markets - 2.6%
Franklin Resources, Inc.	23,600	2,459,828
KBW, Inc. (a)	6,300	187,173
Legg Mason, Inc.	14,500	1,044,000
MF Global Ltd.	73,200	2,199,660
SEI Investments Co.	67,400	1,866,980
T. Rowe Price Group, Inc.	3,300	166,947
		7,924,588
Commercial Banks - 1.5%
Bank of Yokohama Ltd.	84,000	544,305
Chiba Bank Ltd.	52,000	384,877
Chuo Mitsui Trust Holdings, Inc.	55,000	377,598
Mitsubishi UFJ Financial Group, Inc.	70,000	691,600
Shinsei Bank Ltd.	117,000	534,769

	Shares	Value
Shizuoka Bank Ltd.	40,000	$ 439,763
Sumitomo Mitsui Financial Group, Inc.	100	788,113
Tokyo Tomin Bank Ltd.	20,600	572,491
UMB Financial Corp.	7,600	320,188
		4,653,704
Consumer Finance - 0.4%
Cash America International, Inc.	37,100	1,206,121
Diversified Financial Services - 1.5%
CME Group, Inc.	800	495,120
IntercontinentalExchange, Inc. (a)	9,400	1,315,624
MSCI, Inc. Class A	11,800	389,046
NYMEX Holdings, Inc.	18,400	2,116,000
Osaka Securities Exchange Co. Ltd.	64	346,092
		4,661,882
Insurance - 0.9%
Assurant, Inc.	19,400	1,258,866
CNA Financial Corp.	11,480	390,205
CNinsure, Inc. ADR	44,000	472,560
LandAmerica Financial Group, Inc.	4,900	255,584
Philadelphia Consolidated Holdings Corp. (a)	9,600	343,680
Stewart Information Services Corp.	1,100	37,653
		2,758,548
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	124,000	2,445,280
MFA Mortgage Investments, Inc.	189,300	1,930,860
		4,376,140
Thrifts & Mortgage Finance - 0.8%
People's United Financial, Inc.	58,700	991,443
Washington Federal, Inc.	55,900	1,365,078
		2,356,521
TOTAL FINANCIALS		27,937,504
HEALTH CARE - 16.6%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	18,500	1,208,420
Amylin Pharmaceuticals, Inc. (a)	74,607	2,212,098
Biogen Idec, Inc. (a)	26,400	1,609,080
Cephalon, Inc. (a)	11,300	741,619
Genentech, Inc. (a)	8,000	561,520
Gilead Sciences, Inc. (a)	41,362	1,889,830
Theravance, Inc. (a)(d)	127,038	2,506,460
		10,729,027
Health Care Equipment & Supplies - 5.8%
Abiomed, Inc. (a)	25,000	377,500
Align Technology, Inc. (a)(d)	283,984	3,345,332
American Medical Systems Holdings, Inc. (a)	90,000	1,286,100
Conceptus, Inc. (a)	158,500	2,580,380
Hillenbrand Industries, Inc.	13,300	687,876
Hologic, Inc. (a)	14,000	901,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	11,000	$ 2,794,000
Inverness Medical Innovations, Inc. (a)	3,000	135,150
Mindray Medical International Ltd. sponsored ADR	10,000	341,000
NxStage Medical, Inc. (a)	14,100	171,174
Regeneration Technologies, Inc. (a)	215,000	1,720,000
TranS1, Inc. (d)	213,000	3,107,670
Varian Medical Systems, Inc. (a)	5,300	275,547
		17,722,769
Health Care Providers & Services - 2.4%
athenahealth, Inc. (d)	49,400	1,551,160
Brookdale Senior Living, Inc. (d)	11,000	245,520
Coventry Health Care, Inc. (a)	5,500	311,190
Express Scripts, Inc. (a)	28,600	1,930,214
Health Net, Inc. (a)	10,300	478,847
Henry Schein, Inc. (a)	5,473	318,145
MWI Veterinary Supply, Inc. (a)	8,000	305,840
Pediatrix Medical Group, Inc. (a)	24,587	1,674,129
Psychiatric Solutions, Inc. (a)	5,900	178,003
VCA Antech, Inc. (a)	10,200	394,332
		7,387,380
Health Care Technology - 1.0%
Cerner Corp. (a)	43,200	2,263,680
MedAssets, Inc.	7,900	159,185
TriZetto Group, Inc. (a)	38,900	759,328
		3,182,193
Life Sciences Tools & Services - 2.0%
Affymetrix, Inc. (a)(d)	60,600	1,215,636
Applera Corp. - Applied Biosystems Group	30,000	945,900
Charles River Laboratories International, Inc. (a)	19,700	1,223,370
Covance, Inc. (a)	1,800	149,688
PAREXEL International Corp. (a)	10,000	544,100
Pharmaceutical Product Development, Inc.	30,200	1,309,472
Thermo Fisher Scientific, Inc. (a)	12,770	657,527
		6,045,693
Pharmaceuticals - 1.9%
Allergan, Inc.	20,400	1,370,676
BioForm Medical, Inc. (d)	186,481	1,305,367
Perrigo Co.	15,700	484,188
Renovo Group PLC (a)	342,000	920,384
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,300	1,026,692
XenoPort, Inc. (a)	8,600	527,696
		5,635,003
TOTAL HEALTH CARE		50,702,065

	Shares	Value
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	21,444	$ 827,953
Goodrich Corp.	19,900	1,244,745
Spirit AeroSystems Holdings, Inc. Class A (a)	31,700	875,554
		2,948,252
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	468,224
Airlines - 2.3%
AMR Corp. (a)	103,000	1,435,820
Continental Airlines, Inc. Class B (a)	63,900	1,738,719
Northwest Airlines Corp. (a)	146,700	2,744,757
US Airways Group, Inc. (a)	89,200	1,231,852
		7,151,148
Building Products - 0.3%
Ameron International Corp.	8,000	718,800
Universal Forest Products, Inc.	6,000	217,200
		936,000
Commercial Services & Supplies - 5.1%
Advisory Board Co. (a)	2,600	165,672
American Reprographics Co. (a)	46,200	726,726
Copart, Inc. (a)	33,984	1,389,266
Corporate Executive Board Co.	9,400	540,970
Corrections Corp. of America (a)	94,182	2,499,590
Fuel Tech, Inc. (a)	35,600	677,824
GeoEye, Inc. (a)	15,000	524,400
IHS, Inc. Class A (a)	11,500	712,310
InnerWorkings, Inc. (a)	12,000	166,200
Manpower, Inc.	45,400	2,554,204
Republic Services, Inc.	56,600	1,698,000
The Geo Group, Inc. (a)	54,600	1,306,032
Waste Connections, Inc. (a)	45,600	1,329,696
Waste Management, Inc.	34,400	1,115,936
		15,406,826
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	4,900	218,001
Fluor Corp.	7,500	912,525
Grupo Acciona SA	2,000	509,808
Quanta Services, Inc. (a)	20,000	438,400
		2,078,734
Electrical Equipment - 3.9%
Belden, Inc.	7,000	296,100
Energy Conversion Devices, Inc. (a)(d)	57,020	1,316,022
Evergreen Solar, Inc. (a)	154,800	1,887,012
First Solar, Inc. (a)	10,300	1,872,231
JA Solar Holdings Co. Ltd. ADR	16,000	813,280
Nexans SA	19,800	2,188,427
Q-Cells AG (a)	6,000	564,589
Sunpower Corp. Class A (a)(d)	35,400	2,445,786
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Superior Essex, Inc. (a)	13,100	$ 315,055
Vestas Wind Systems AS (a)	2,800	271,999
		11,970,501
Machinery - 1.3%
AGCO Corp. (a)	20,600	1,240,532
GEA Group AG (a)	32,000	988,991
Ingersoll-Rand Co. Ltd. Class A	18,000	711,360
Terex Corp. (a)	17,100	1,004,796
		3,945,679
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	70,100	1,125,105
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc. (d)	56,100	1,744,710
Knight Transportation, Inc.	102,900	1,765,764
Landstar System, Inc.	36,500	1,826,095
		5,336,569
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	635,160
TOTAL INDUSTRIALS		52,002,198
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.0%
Ciena Corp. (a)	15,000	406,950
CommScope, Inc. (a)	11,700	518,895
Corning, Inc.	22,000	529,540
Juniper Networks, Inc. (a)	64,700	1,756,605
Polycom, Inc. (a)	111,000	2,802,750
		6,014,740
Computers & Peripherals - 1.7%
Brocade Communications Systems, Inc. (a)	226,602	1,561,288
Diebold, Inc.	28,644	741,307
NCR Corp. (a)	61,600	1,323,168
Western Digital Corp. (a)	54,600	1,444,170
		5,069,933
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	8,700	295,017
Avnet, Inc. (a)	17,300	616,053
Bell Microproducts, Inc. (a)	29,818	156,843
Comverge, Inc.	6,100	113,704
Flextronics International Ltd. (a)	51,100	597,870
Ingram Micro, Inc. Class A (a)	30,700	545,846
Itron, Inc. (a)	24,000	1,977,600
Jabil Circuit, Inc.	47,300	626,725
		4,929,658
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	16,800	507,360
DealerTrack Holdings, Inc. (a)	23,600	636,256

	Shares	Value
Dice Holdings, Inc.	258,600	$ 1,649,868
DivX, Inc. (a)	50,000	712,500
Internet Brands, Inc. Class A	30,979	239,158
Omniture, Inc. (a)	85,700	2,118,504
Online Resources Corp. (a)	89,800	916,858
The Knot, Inc. (a)	49,700	727,608
ValueClick, Inc. (a)	44,100	962,703
		8,470,815
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	72,700	2,028,330
CyberSource Corp. (a)	38,000	636,500
Mastercard, Inc. Class A	3,800	786,600
		3,451,430
Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	93,000	1,570,770
Applied Materials, Inc.	125,400	2,247,168
ARM Holdings PLC sponsored ADR	23,600	167,088
ASML Holding NV (NY Shares) (a)	20,000	531,800
Broadcom Corp. Class A (a)	66,500	1,468,320
Cypress Semiconductor Corp. (a)	62,200	1,321,750
FormFactor, Inc. (a)	21,063	510,146
Himax Technologies, Inc. sponsored ADR	285,100	1,405,543
Hittite Microwave Corp. (a)	12,400	493,768
Intersil Corp. Class A	31,400	723,142
Lam Research Corp. (a)	46,500	1,785,135
LDK Solar Co. Ltd. Sponsored ADR (d)	19,800	697,950
Marvell Technology Group Ltd. (a)	122,180	1,450,277
MEMC Electronic Materials, Inc. (a)	18,500	1,322,010
Microchip Technology, Inc.	35,500	1,132,805
Miraial Co. Ltd.	15,900	386,547
National Semiconductor Corp.	53,000	976,790
Skyworks Solutions, Inc. (a)(d)	124,700	1,003,835
Teradyne, Inc. (a)	5,400	59,238
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	2,054,998
Xilinx, Inc.	61,200	1,338,444
		22,647,524
Software - 3.2%
Activision, Inc. (a)	25,100	649,337
Citrix Systems, Inc. (a)	12,000	415,440
CompuGROUP Holding AG (a)	33,000	622,352
Concur Technologies, Inc. (a)	53,300	1,868,698
FactSet Research Systems, Inc.	6,000	335,580
Jack Henry & Associates, Inc.	53,300	1,310,114
Microsoft Corp.	20,800	678,080
Nintendo Co. Ltd.	400	197,600
Nuance Communications, Inc. (a)	87,000	1,382,430
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	17,900	492,071
SPSS, Inc. (a)	9,000	297,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(d)	61,650	$ 1,013,526
THQ, Inc. (a)	33,800	608,738
		9,871,416
TOTAL INFORMATION TECHNOLOGY		60,455,516
MATERIALS - 3.1%
Chemicals - 0.2%
FMC Corp.	11,300	600,708
Construction Materials - 0.5%
Martin Marietta Materials, Inc. (d)	13,800	1,693,536
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	39,600	375,804
Temple-Inland, Inc.	39,600	742,500
		1,118,304
Metals & Mining - 1.9%
Allegheny Technologies, Inc.	19,542	1,375,757
Barrick Gold Corp.	6,900	356,224
Century Aluminum Co. (a)	14,000	727,860
Newmont Mining Corp.	10,000	543,400
Nucor Corp.	22,200	1,283,160
Randgold Resources Ltd. sponsored ADR	5,800	276,718
RTI International Metals, Inc. (a)	23,140	1,278,485
		5,841,604
Paper & Forest Products - 0.1%
Glatfelter	12,400	179,304
TOTAL MATERIALS		9,433,456
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	52,705	1,978,019
NII Holdings, Inc. (a)	48,691	2,077,158
		4,055,177
UTILITIES - 4.0%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	17,600	964,304
Enernoc, Inc.	14,300	504,075

	Shares	Value
Entergy Corp.	4,500	$ 486,810
PPL Corp.	89,800	4,393,015
		6,348,204
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	79,400	1,514,952
Clipper Windpower PLC (a)	2,400	28,693
Constellation Energy Group, Inc.	42,800	4,021,488
Ormat Technologies, Inc.	3,800	165,186
		5,730,319
TOTAL UTILITIES		12,078,523
TOTAL COMMON STOCKS (Cost $305,398,397)		305,574,852
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 3.79% (b)	2,288,816	2,288,816
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	10,764,675	10,764,675
TOTAL MONEY MARKET FUNDS (Cost $13,053,491)		13,053,491
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $318,451,888)	318,628,343
NET OTHER ASSETS - (4.5)%	(13,583,264)
NET ASSETS - 100%	$ 305,045,079
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442,525
Fidelity Securities Lending Cash Central Fund	313,679
Total	$ 756,204
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Japan	1.8%
Bermuda	1.7%
France	1.5%
Cayman Islands	1.3%
Others (individually less than 1%)	5.4%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $18,706,577 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $10,830,743) - See accompanying schedule: Unaffiliated issuers (cost $305,398,397)	$ 305,574,852
Fidelity Central Funds (cost $13,053,491)	13,053,491
Total Investments (cost $318,451,888)		$ 318,628,343
Cash		944,763
Receivable for investments sold		60,992,695
Receivable for fund shares sold		386,427
Dividends receivable		50,720
Distributions receivable from Fidelity Central Funds		53,069
Prepaid expenses		1,182
Other receivables		2,063
Total assets		381,059,262

Liabilities
Payable for investments purchased	$ 23,187,980
Payable for fund shares redeemed	41,783,947
Accrued management fee	108,332
Distribution fees payable	1,571
Other affiliated payables	110,841
Other payables and accrued expenses	56,837
Collateral on securities loaned, at value	10,764,675
Total liabilities		76,014,183

Net Assets		$ 305,045,079
Net Assets consist of:
Paid in capital		$ 319,016,951
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,150,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,364
Net Assets		$ 305,045,079

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,936,249 ÷ 158,895 shares)	$ 12.19

Maximum offering price per share (100/94.25 of $12.19)	$ 12.93
Class T: Net Asset Value and redemption price per share ($591,188 ÷ 48,688 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($413,537 ÷ 34,216 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($697,298 ÷ 57,672 shares)A	$ 12.09

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($301,224,741 ÷ 24,671,114 shares)	$ 12.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($182,066 ÷ 14,896 shares)	$ 12.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 2,094,532
Interest		386
Income from Fidelity Central Funds (including $313,679 from security lending)		756,204
Total income		2,851,122

Expenses
Management fee Basic fee	$ 2,332,314
Performance adjustment	(430,070)
Transfer agent fees	1,202,314
Distribution fees	10,363
Accounting and security lending fees	170,995
Custodian fees and expenses	18,214
Independent trustees' compensation	1,531
Registration fees	100,229
Audit	56,662
Legal	2,290
Miscellaneous	25,324
Total expenses before reductions	3,490,166
Expense reductions	(113,488)	3,376,678
Net investment income (loss)		(525,556)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,581,162
Foreign currency transactions	16,150
Total net realized gain (loss)		13,597,312
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,635,596)
Assets and liabilities in foreign currencies	1,909
Total change in net unrealized appreciation (depreciation)		(50,633,687)
Net gain (loss)		(37,036,375)
Net increase (decrease) in net assets resulting from operations		$ (37,561,931)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (525,556)	$ (1,458,396)
Net realized gain (loss)	13,597,312	(4,757,238)
Change in net unrealized appreciation (depreciation)	(50,633,687)	5,161,873
Net increase (decrease) in net assets resulting from operations	(37,561,931)	(1,053,761)
Distributions to shareholders from net realized gain	(21,909,497)	(5,089,264)
Share transactions - net increase (decrease)	(76,821,412)	97,426,141
Redemption fees	26,012	46,437
Total increase (decrease) in net assets	(136,266,828)	91,329,553

Net Assets
Beginning of period	441,311,907	349,982,354
End of period	$ 305,045,079	$ 441,311,907

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(1.30)
Total from investment operations	(1.35)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.19
Total Return B,C,D	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.09)
Net realized and unrealized gain (loss)	(1.31)
Total from investment operations	(1.40)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.14
Total Return B,C,D	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A
Expenses net of fee waivers, if any	1.36% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 591
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.16)
Net realized and unrealized gain (loss)	(1.29)
Total from investment operations	(1.45)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.09
Total Return B,C,D	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.15)
Net realized and unrealized gain (loss)	(1.30)
Total from investment operations	(1.45)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.09
Total Return B,C,D	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid Cap Growth

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Income from Investment Operations
Net investment income (loss) B	(.02)	(.04)	.01 E	(.03) F	(.07)
Net realized and unrealized gain (loss)	(1.29)	.15	3.09	1.15	3.38
Total from investment operations	(1.31)	.11	3.10	1.12	3.31
Distributions from net realized gain	(.79)	(.18)	(.30)	(.17)	-
Redemption fees added to paid in capital B,H	-	-	-	-	-
Net asset value, end of period	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Total Return A	(9.68)%	.80%	27.15%	10.55%	45.22%
Ratios to Average Net Assets C,G
Expenses before reductions	.83%	1.02%	1.04%	1.02%	1.25%
Expenses net of fee waivers, if any	.81%	1.00%	1.00%	1.02%	1.20%
Expenses net of all reductions	.81%	.99%	.95%	.99%	1.16%
Net investment income (loss)	(.12)%	(.33)%	.07% E	(.31)% F	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301,225	$ 441,312	$ 349,982	$ 77,658	$ 60,660
Portfolio turnover rate D	245%	178%	173%	220%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net realized and unrealized gain (loss) D	(1.32)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.22
Total Return B,C	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.72% A
Expenses net of all reductions	.72% A
Net investment income (loss)	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182
Portfolio turnover rate F	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund(the Funds) are funds of Fidelity Devonshire Trust(the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended(the 1940 Act), as an open-end management company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth, respectively, on February 13, 2007. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company(FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value(NAV) per share is calculated(NAV calculation) as of the close of business of the New York Stock Exchange(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain(loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain(loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes(FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,571,171,429	$ 98,475,075	$ (92,166,547)	$ 6,308,528
Fidelity Mid Cap Value Fund	844,773,929	42,574,804	(57,370,158)	(14,795,354)
Fidelity Large Cap Growth Fund	166,610,940	4,786,892	(10,368,163)	(5,581,271)
Fidelity Mid Cap Growth Fund	319,883,846	21,520,033	(22,775,536)	(1,255,503)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Value Fund	$ 37,304,898	$ 67,715,379	$ 105,020,277
Fidelity Mid Cap Value Fund	10,958,373	29,219,096	40,177,469
Fidelity Large Cap Growth Fund	6,193,151	12,379,253	18,572,404
Fidelity Mid Cap Growth Fund	-	21,909,497	21,909,497
January 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Value Fund	$ 17,006,124	$ 7,416,999	$ 24,423,123
Fidelity Mid Cap Value Fund	7,722,049	9,225,041	16,947,090
Fidelity Large Cap Growth Fund	1,920,898	1,860,806	3,781,704
Fidelity Mid Cap Growth Fund	2,544,632	2,544,632	5,089,264

Short-Term Trading (Redemption) Fees. Shares held in the Fidelity Mid Cap Value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission(the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases($)	Sales($)
Fidelity Large Cap Value Fund	3,485,833,978	3,246,788,832
Fidelity Mid Cap Value Fund	2,520,812,788	2,356,094,981
Fidelity Large Cap Growth Fund	745,952,270	764,990,241
Fidelity Mid Cap Growth Fund	995,464,036	1,090,139,044

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment(up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

classes as compared to an appropriate benchmark index. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.58%
Fidelity Mid Cap Value Fund	.30%	.26%	.52%
Fidelity Large Cap Growth Fund	.30%	.26%	.58%
Fidelity Mid Cap Growth Fund	.30%	.26%	.46%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,716	$ 3,419
Class T	.25%	.25%	29,520	209
Class B	.75%	.25%	20,952	15,912
Class C	.75%	.25%	8,540	4,769
			$ 73,728	$ 24,309
Fidelity Mid Cap Value Fund
Class A	0%	.25%	$ 9,176	$ 3,141
Class T	.25%	.25%	10,994	355
Class B	.75%	.25%	17,435	13,285
Class C	.75%	.25%	16,086	12,118
			$ 53,691	$ 28,899
Fidelity Large Cap Growth Fund
Class A	0%	.25%	$ 1,502	$ 246
Class T	.25%	.25%	2,248	460
Class B	.75%	.25%	2,797	2,331
Class C	.75%	.25%	4,188	3,019
			$ 10,735	$ 6,056
Fidelity Mid Cap Growth Fund
Class A	0%	.25%	$ 1,756	$ 245
Class T	.25%	.25%	1,796	463
Class B	.75%	.25%	2,959	2,452
Class C	.75%	.25%	3,852	3,025
			$ 10,363	$ 6,185

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 18,265
Class T	4,391
Class B *	1,096
Class C *	11
$ 22,763

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows: - continued

Fidelity Mid Cap Value Fund	Retained by FDC
Class A	$ 22,621
Class T	5,951
Class B*	2,448
Class C*	137
$ 31,157
Fidelity Large Cap Growth Fund
Class A	$ 4,515
Class T	1,123
Class B*	509
Class C*	62
$ 6,209
Fidelity Mid Cap Growth Fund
Class A	$ 6,603
Class T	1,049
Class B*	962
Class C*	165
$ 8,779

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc.(FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 20,036.34
Class T	20,697.35
Class B	7,804.37
Class C	2,694.31
Large Cap Value	3,716,520.23
Institutional Class	944.23
	$ 3,768,695
Fidelity Mid Cap Value Fund
Class A	$ 10,910.30
Class T	6,730.31
Class B	5,278.30
Class C	5,017.31
Mid Cap Value	2,206,272.24
Institutional Class	1,803.30
	$ 2,236,010
Fidelity Large Cap Growth Fund
Class A	$ 1,787.30
Class T	1,353.31
Class B	833.30
Class C	1,224.29
Large Cap Growth	529,155.31
Institutional Class	416.20
	$ 534,768

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Growth Fund	Amount	% of Average Net Assets*
Class A	$ 2,094.30
Class T	1,136.32
Class B	899.30
Class C	1,151.30
Mid Cap Growth	1,196,809.29
Institutional Class	225.17
	$ 1,202,314

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 18,780
Fidelity Mid Cap Value Fund	12,752
Fidelity Large Cap Growth Fund	13,318
Fidelity Mid Cap Growth Fund	10,529

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 6,183,857	4.35%	$ 5,226
Fidelity Mid Cap Value Fund	Borrower	$ 5,637,000	5.27%	$ 4,946

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility(the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 3,040
Fidelity Mid Cap Value Fund	1,696
Fidelity Large Cap Growth Fund	343
Fidelity Mid Cap Growth Fund	824

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Annual Report

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Growth Fund
Large Cap Growth	1.00%	$ 58,552

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement from adviser
Fidelity Large Cap Value Fund
Large Cap Value	$ 85,974
Fidelity Mid Cap Value Fund
Mid Cap Value	$ 85,078
Fidelity Large Cap Growth Fund
Large Cap Growth	$ 25,900
Fidelity Mid Cap Growth Fund
Mid Cap Growth	$ 84,552

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ -
Large Cap Value	-	50,587
Institutional Class	-	50
Fidelity Mid Cap Value Fund	-	-
Class A	-	31
Class B	-	9
Mid Cap Value	-	19,810
Institutional Class	-	70
Fidelity Large Cap Growth Fund	-	-
Large Cap Growth	-	13,456
Fidelity Mid Cap Growth Fund	1,543	-
Mid Cap Growth	-	27,293

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds. FMR also reimbursed the related legal expenses, which are recorded in the accompanying Statement of Operations as an expense reduction.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts:

Fidelity Large Cap Value Fund	$ 12,127
Fidelity Mid Cap Value Fund	$ 23,107
Fidelity Large Cap Growth Fund	$ 14,058
Fidelity Mid Cap Growth Fund	$ 16,394

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008 A	2007
Fidelity Large Cap Value Fund
From net investment income
Class A	$ 75,483	$ -
Class T	44,031	-
Class B	824	-
Class C	4,115	-
Large Cap Value	14,152,017	10,401,399
Institutional Class	10,129	-
Total	$ 14,286,599	$ 10,401,399
From net realized gain
Class A	$ 372,920	$ -
Class T	317,190	-
Class B	97,442	-
Class C	51,607	-
Large Cap Value	89,854,195	14,021,724
Institutional Class	40,324	-
Total	$ 90,733,678	$ 14,021,724
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 18,691	$ -
Class T	5,836	-
Class B	259	-
Class C	66	-
Mid Cap Value	3,005,000	2,949,768
Institutional Class	7,163	-
Total	$ 3,037,015	$ 2,949,768
From net realized gain
Class A	$ 176,774	$ -
Class T	106,263	-
Class B	46,244	-
Class C	67,330	-
Mid Cap Value	36,700,729	13,997,322
Institutional Class	43,114	-
Total	$ 37,140,454	$ 13,997,322

Annual Report

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended January 31,	2008 A	2007
Fidelity Large Cap Growth Fund
From net investment income
Large Cap Growth	$ -	$ 137,207
From net realized gain
Class A	$ 123,133	$ -
Class T	101,048	-
Class B	40,430	-
Class C	75,734	-
Large Cap Growth	18,196,705	3,644,497
Institutional Class	35,354	-
Total	$ 18,572,404	$ 3,644,497
Fidelity Mid Cap Growth Fund
From net realized gain
Class A	$ 100,774	$ -
Class T	34,957	-
Class B	25,358	-
Class C	40,118	-
Mid Cap Growth	21,697,261	5,089,264
Institutional Class	11,029	-
Total	$ 21,909,497	$ 5,089,264

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007(commencement of sale of shares) to January 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Fidelity Large Cap Value Fund
Class A
Shares sold	1,045,290	-	$ 16,232,942	$ -
Reinvestment of distributions	29,393	-	423,574	-
Shares redeemed	(352,749)	-	(5,365,826)	-
Net increase (decrease)	721,934	-	$ 11,290,690	$ -
Class T
Shares sold	935,752	-	$ 14,740,653	$ -
Reinvestment of distributions	24,935	-	359,076	-
Shares redeemed	(518,994)	-	(7,932,251)	-
Net increase (decrease)	441,693	-	$ 7,167,478	$ -
Class B
Shares sold	315,386	-	$ 4,951,665	$ -
Reinvestment of distributions	6,739	-	97,191	-
Shares redeemed	(184,721)	-	(2,835,906)	-
Net increase (decrease)	137,404	-	$ 2,212,950	$ -
Class C
Shares sold	138,185	-	$ 2,136,503	$ -
Reinvestment of distributions	3,506	-	50,496	-
Shares redeemed	(52,323)	-	(788,391)	-
Net increase (decrease)	89,368	-	$ 1,398,608	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Fidelity Large Cap Value Fund - continued
Large Cap Value
Shares sold	52,779,386	72,550,724	$ 813,954,360	$ 1,029,577,278
Reinvestment of distributions	7,056,478	1,672,345	102,030,422	23,955,243
Shares redeemed	(40,898,915)	(25,616,795)	(619,081,485)	(368,491,524)
Net increase (decrease)	18,936,949	48,606,274	$ 296,903,297	$ 685,040,997
Institutional Class
Shares sold	92,735	-	$ 1,397,015	$ -
Reinvestment of distributions	3,477	-	50,127	-
Shares redeemed	(17,951)	-	(257,652)	-
Net increase (decrease)	78,261	-	$ 1,189,490	$ -
Fidelity Mid Cap Value Fund
Class A
Shares sold	615,995	-	$ 10,540,942	$ -
Reinvestment of distributions	11,024	-	178,558	-
Shares redeemed	(132,358)	-	(2,195,988)	-
Net increase (decrease)	494,661	-	$ 8,523,512	$ -
Class T
Shares sold	325,063	-	$ 5,643,056	$ -
Reinvestment of distributions	6,694	-	108,412	-
Shares redeemed	(84,728)	-	(1,422,111)	-
Net increase (decrease)	247,029	-	$ 4,329,357	$ -
Class B
Shares sold	204,574	-	$ 3,623,364	$ -
Reinvestment of distributions	2,791	-	45,364	-
Shares redeemed	(120,358)	-	(2,068,797)	-
Net increase (decrease)	87,007	-	$ 1,599,931	$ -
Class C
Shares sold	168,571	-	$ 2,987,730	$ -
Reinvestment of distributions	3,136	-	50,659	-
Shares redeemed	(61,027)	-	(991,710)	-
Net increase (decrease)	110,680	-	$ 2,046,679	$ -
Mid Cap Value
Shares sold	34,123,012	26,022,900	$ 603,742,926	$ 415,931,492
Reinvestment of distributions	2,338,406	1,003,867	38,409,538	16,337,499
Shares redeemed	(27,133,004)	(10,884,934)	(462,055,715)	(173,050,014)
Net increase (decrease)	9,328,414	16,141,833	$ 180,096,749	$ 259,218,977
Institutional Class
Shares sold	102,472	-	$ 1,790,525	$ -
Reinvestment of distributions	3,101	-	50,277	-
Shares redeemed	(9,162)	-	(148,581)	-
Net increase (decrease)	96,411	-	$ 1,692,221	$ -
Fidelity Large Cap Growth Fund
Class A
Shares sold	165,474	-	$ 1,900,337	$ -
Reinvestment of distributions	10,979	-	116,895	-
Shares redeemed	(44,281)	-	(486,246)	-
Net increase (decrease)	132,172	-	$ 1,530,986	$ -
Class T
Shares sold	167,227	-	$ 1,920,600	$ -
Reinvestment of distributions	9,490	-	101,048	-
Shares redeemed	(65,269)	-	(790,917)	-
Net increase (decrease)	111,448	-	$ 1,230,731	$ -

Annual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Class B
Shares sold	55,847	-	$ 636,287	$ -
Reinvestment of distributions	3,795	-	40,430	-
Shares redeemed	(4,405)	-	(49,003)	-
Net increase (decrease)	55,237	-	$ 627,714	$ -
Class C
Shares sold	106,310	-	$ 1,230,146	$ -
Reinvestment of distributions	6,439	-	68,402	-
Shares redeemed	(16,516)	-	(191,737)	-
Net increase (decrease)	96,233	-	$ 1,106,811	$ -
Large Cap Growth
Shares sold	5,794,783	10,973,541	$ 66,845,422	$ 124,315,764
Reinvestment of distributions	1,665,396	318,299	17,914,862	3,701,456
Shares redeemed	(7,903,937)	(9,222,108)	(90,877,571)	(102,538,999)
Net increase (decrease)	(443,758)	2,069,732	$ (6,117,287)	$ 25,478,221
Institutional Class
Shares sold	38,550	-	$ 453,557	$ -
Reinvestment of distributions	3,006	-	32,121	-
Shares redeemed	(2,488)	-	(28,969)	-
Net increase (decrease)	39,068	-	$ 456,709	$ -
Fidelity Mid Cap Growth Fund
Class A
Shares sold	165,234	-	$ 2,326,735	$ -
Reinvestment of distributions	7,218	-	97,305	-
Shares redeemed	(13,557)	-	(186,849)	-
Net increase (decrease)	158,895	-	$ 2,237,191	$ -
Class T
Shares sold	54,813	-	$ 796,065	$ -
Reinvestment of distributions	2,601	-	34,957	-
Shares redeemed	(8,726)	-	(121,838)	-
Net increase (decrease)	48,688	-	$ 709,184	$ -
Class B
Shares sold	35,917	-	$ 516,488	$ -
Reinvestment of distributions	1,882	-	25,182	-
Shares redeemed	(3,583)	-	(47,283)	-
Net increase (decrease)	34,216	-	$ 494,387	$ -
Class C
Shares sold	59,795	-	$ 849,458	$ -
Reinvestment of distributions	2,811	-	37,643	-
Shares redeemed	(4,934)	-	(66,440)	-
Net increase (decrease)	57,672	-	$ 820,661	$ -
Mid Cap Growth
Shares sold	7,994,956	24,363,804	$ 114,388,509	$ 336,430,868
Reinvestment of distributions	1,580,341	357,726	21,334,599	4,986,704
Shares redeemed	(15,751,578)	(18,209,467)	(217,016,915)	(243,991,431)
Net increase (decrease)	(6,176,281)	6,512,063	$ (81,293,807)	$ 97,426,141
Institutional Class
Shares sold	14,080	-	$ 199,943	$ -
Reinvestment of distributions	816	-	11,029	-
Net increase (decrease)	14,896	-	$ 210,972	$ -

A Share transactions for class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered

Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (funds of Fidelity Devonshire Trust) at January 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Devonshire Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 24, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1985

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the funds. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of the funds. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of the funds. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2001

Secretary of the funds. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the funds. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the funds. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the funds. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the funds. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the funds. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the funds. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the funds. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the funds. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the funds. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the funds. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Value Fund	$53,592,103
Fidelity Mid Cap Value Fund	$30,917,128
Fidelity Large Cap Growth Fund	$9,534,777
Fidelity Mid Cap Growth Fund	$25,157,607

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	March, 2007	December, 2007
Fidelity Large Cap Value Fund
Class A	45%	100%
Class T	45%	100%
Class B	45%	100%
Class C	45%	100%
Fidelity Mid Cap Value Fund
Class A	26%	100%
Class T	26%	100%
Class B	26%	0%
Class C	26%	0%
Fidelity Large Cap Growth Fund
Class A	91%	18%
Class T	91%	18%
Class B	91%	21%
Class C	91%	20%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	March, 2007	December, 2007
Fidelity Large Cap Value Fund
Class A	45%	100%
Class T	45%	100%
Class B	45%	100%
Class C	45%	100%
Fidelity Mid Cap Value Fund
Class A	26%	100%
Class T	26%	100%
Class B	26%	0%
Class C	26%	0%
Fidelity Large Cap Growth Fund
Class A	92%	19%
Class T	92%	20%
Class B	92%	22%
Class C	92%	21%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations
Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ALMC-UANN-0308
1.863127.100

Fidelity Advisor Large Cap Value

Institutional Class

Fidelity Advisor Mid Cap Value

Institutional Class

Fidelity Advisor Large Cap Growth

Institutional Class

Fidelity Advisor Mid Cap Growth

Institutional Class

Funds

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Each Institutional Class
listed above is a class of
Fidelity® Large Cap Value,
Fidelity Mid Cap Value,
Fidelity Large Cap Growth, and
Fidelity Mid Cap Growth
Funds

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Advisor Large Cap Value Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Value Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Large Cap Growth Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Growth Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 946.40	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.36
Class T
Actual	$ 1,000.00	$ 944.70	$ 7.35
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Class B
Actual	$ 1,000.00	$ 943.10	$ 9.80
HypotheticalA	$ 1,000.00	$ 1,015.12	$ 10.16
Class C
Actual	$ 1,000.00	$ 943.20	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.27	$ 10.01
Large Cap Value
Actual	$ 1,000.00	$ 948.00	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 948.00	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.87	$ 4.38
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 912.50	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class T
Actual	$ 1,000.00	$ 911.80	$ 6.79
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.17
Class B
Actual	$ 1,000.00	$ 909.00	$ 9.09
HypotheticalA	$ 1,000.00	$ 1,015.68	$ 9.60
Class C
Actual	$ 1,000.00	$ 909.00	$ 9.24
HypotheticalA	$ 1,000.00	$ 1,015.53	$ 9.75
Mid Cap Value
Actual	$ 1,000.00	$ 913.40	$ 4.05
HypotheticalA	$ 1,000.00	$ 1,020.97	$ 4.28
Institutional Class
Actual	$ 1,000.00	$ 913.70	$ 4.34
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 955.40	$ 5.91
HypotheticalA	$ 1,000.00	$ 1,019.16	$ 6.11
Class T
Actual	$ 1,000.00	$ 955.60	$ 7.30
HypotheticalA	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 952.20	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 10.06
Class C
Actual	$ 1,000.00	$ 953.00	$ 9.65
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Large Cap Growth
Actual	$ 1,000.00	$ 956.60	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94
Institutional Class
Actual	$ 1,000.00	$ 958.20	$ 4.10
HypotheticalA	$ 1,000.00	$ 1,021.02	$ 4.23
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 909.40	$ 5.29
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60
Class T
Actual	$ 1,000.00	$ 905.80	$ 6.58
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.97
Class B
Actual	$ 1,000.00	$ 904.90	$ 8.79
HypotheticalA	$ 1,000.00	$ 1,015.98	$ 9.30
Class C
Actual	$ 1,000.00	$ 904.20	$ 8.88
HypotheticalA	$ 1,000.00	$ 1,015.88	$ 9.40
Mid Cap Growth
Actual	$ 1,000.00	$ 909.50	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class
Actual	$ 1,000.00	$ 909.60	$ 3.32
HypotheticalA	$ 1,000.00	$ 1,021.73	$ 3.52

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	1.97%
Large Cap Value	.87%
Institutional Class	.86%
Fidelity Mid Cap Value Fund
Class A	1.15%
Class T	1.41%
Class B	1.89%
Class C	1.92%
Mid Cap Value	.84%
Institutional Class	.90%
Fidelity Large Cap Growth Fund
Class A	1.20%
Class T	1.48%
Class B	1.98%
Class C	1.96%
Large Cap Growth	.97%
Institutional Class	.83%
Fidelity Mid Cap Growth Fund
Class A	1.10%
Class T	1.37%
Class B	1.83%
Class C	1.85%
Mid Cap Growth	.78%
Institutional Class	.69%

Annual Report

Fidelity Advisor Large Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-4.45%	14.09%	7.81%

A From November 15, 2001.

B The initial offering of Institutional Class shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Value, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Value Fund - Institutional Class on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period. The initial offering of Institutional Class took place on February 13, 2007. See above for additional information regarding the performance of Institutional Class.

Annual Report

Fidelity Advisor Large Cap Value Fund

Management's Discussion of Fund Performance

Comments from Bruce Dirks, Portfolio Manager of Fidelity Advisor Large Cap Value Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the year, Advisor Large Cap Value's Class A, Class T, Class B and Class C shares (excluding sales charges) all finished about even with or slightly ahead of the Russell 1000® Value Index, which was off 5.38%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among banks and real estate investment trusts (REITs). Favorable industry weightings within the weak financials and consumer discretionary sectors also added value, as did good stock picking in health care and pockets of information technology. Underweighting diversified financials giant Citigroup and domestic banking firm Wachovia added to relative performance, as both stocks fared poorly within an environment of deteriorating business fundamentals for financials. Among other strong contributors were Cummins, a diesel engine manufacturer, and CF Industries, an out-of-index company that produces fertilizer products. On the flip side, relative results were held back by unfavorable stock picks in consumer staples - especially among food retailers - energy and the transportation industry. Among the biggest detractors were Tyson Foods, a large processor of poultry and meat products, and YRC Worldwide, a transportation company. Underweighting such strong-performing energy stocks as Occidental Petroleum also hurt. Tyson, YRC and Occidental were no longer in the portfolio at period end.

For the year, Advisor Large Cap Value's Institutional Class shares finished ahead of the Russell 1000® Value Index, which was off 5.38%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among banks and real estate investment trusts (REITs). Favorable industry weightings within the weak financials and consumer discretionary sectors also added value, as did good stock picking in health care and pockets of information technology. Underweighting diversified financials giant Citigroup and domestic banking firm Wachovia added to relative performance, as both stocks fared poorly within an environment of deteriorating business fundamentals for financials. Among other strong contributors were Cummins, a diesel engine manufacturer, and CF Industries, an out-of-index company that produces fertilizer products. On the flip side, relative results were held back by unfavorable stock picks in consumer staples - especially among food retailers - energy and the transportation industry. Among the biggest detractors were Tyson Foods, a large processor of poultry and meat products, and YRC Worldwide, a transportation company. Underweighting such strong-performing energy stocks as Occidental Petroleum also hurt. Tyson, YRC and Occidental were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.3	4.5
AT&T, Inc.	3.8	3.8
General Electric Co.	3.4	3.0
ConocoPhillips	3.1	0.0
JPMorgan Chase & Co.	3.0	3.0
American International Group, Inc.	2.7	2.3
Chevron Corp.	2.7	2.5
Bank of America Corp.	2.4	2.4
Altria Group, Inc.	2.3	1.8
Verizon Communications, Inc.	2.2	2.3
	29.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	31.7
Energy	15.6	14.0
Industrials	10.6	10.7
Consumer Staples	8.5	7.3
Health Care	7.6	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	5.3%	**Foreign investments	2.0%

Annual Report

Fidelity Large Cap Value Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 0.5%
General Motors Corp. (d)	283,401	$ 8,023,082
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	557,500	29,854,125
Household Durables - 0.3%
Whirlpool Corp.	56,000	4,766,160
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	198,600	4,571,772
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	261,400	5,209,702
Media - 1.2%
Liberty Media Corp. - Capital Series A (a)	64,300	6,919,966
Viacom, Inc. Class B (non-vtg.) (a)	296,500	11,492,340
		18,412,306
Multiline Retail - 0.7%
Macy's, Inc.	387,800	10,718,792
Specialty Retail - 0.8%
Home Depot, Inc.	414,300	12,706,581
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B (d)	255,700	15,792,032
TOTAL CONSUMER DISCRETIONARY		110,054,552
CONSUMER STAPLES - 8.5%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	392,400	17,528,508
Food & Staples Retailing - 2.9%
BJ's Wholesale Club, Inc. (a)	147,100	4,771,924
Kroger Co.	621,500	15,817,175
Safeway, Inc.	267,700	8,296,023
SUPERVALU, Inc.	484,600	14,567,076
		43,452,198
Food Products - 0.3%
Del Monte Foods Co.	459,500	4,121,715
Household Products - 1.9%
Procter & Gamble Co.	433,300	28,576,135
Tobacco - 2.3%
Altria Group, Inc.	450,000	34,119,000
TOTAL CONSUMER STAPLES		127,797,556
ENERGY - 15.6%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc. (a)	232,500	14,003,475
Transocean, Inc. (a)	112,200	13,755,720
		27,759,195
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	482,300	40,754,350
ConocoPhillips	574,900	46,175,968

	Shares	Value
Exxon Mobil Corp.	744,700	$ 64,342,081
Hess Corp.	265,100	24,079,033
Marathon Oil Corp.	308,900	14,471,965
Valero Energy Corp.	274,801	16,265,471
		206,088,868
TOTAL ENERGY		233,848,063
FINANCIALS - 30.7%
Capital Markets - 6.5%
GLG Partners, Inc. (a)(d)	1,247,500	14,708,025
Goldman Sachs Group, Inc.	143,200	28,750,264
Janus Capital Group, Inc. (d)	575,300	15,538,853
Lehman Brothers Holdings, Inc. (d)	459,300	29,473,281
State Street Corp.	120,500	9,895,460
		98,365,883
Commercial Banks - 3.8%
Associated Banc-Corp.	181,900	5,125,942
PNC Financial Services Group, Inc.	113,200	7,428,184
Regions Financial Corp. (d)	222,500	5,615,900
Wachovia Corp.	507,800	19,768,654
Wells Fargo & Co.	359,100	12,212,991
Zions Bancorp	132,200	7,236,628
		57,388,299
Consumer Finance - 0.9%
Capital One Financial Corp. (d)	252,700	13,850,487
Diversified Financial Services - 6.7%
Bank of America Corp.	813,700	36,087,595
Citigroup, Inc.	546,460	15,421,101
JPMorgan Chase & Co.	947,400	45,048,870
MSCI, Inc. Class A	115,197	3,798,045
		100,355,611
Insurance - 10.5%
ACE Ltd.	281,000	16,393,540
American International Group, Inc.	742,300	40,945,268
Assurant, Inc.	142,600	9,253,314
Axis Capital Holdings Ltd.	226,400	9,065,056
Endurance Specialty Holdings Ltd.	252,800	10,243,456
Loews Corp.	357,400	16,687,006
PartnerRe Ltd.	157,400	12,478,672
Prudential Financial, Inc.	255,600	21,564,972
RenaissanceRe Holdings Ltd.	215,900	12,304,141
W.R. Berkley Corp.	284,000	8,593,840
		157,529,265
Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	716,400	14,127,408
Boston Properties, Inc.	77,000	7,077,840
ProLogis Trust	91,600	5,436,460
Public Storage	46,700	3,654,275
		30,295,983
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	167,400	$ 4,549,932
TOTAL FINANCIALS		462,335,460
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	239,600	14,603,620
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	118,200	7,179,468
Health Care Providers & Services - 1.8%
Humana, Inc. (a)	169,900	13,642,970
Medco Health Solutions, Inc. (a)	275,400	13,792,032
		27,435,002
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	160,000	9,936,000
Invitrogen Corp. (a)	127,800	10,948,626
		20,884,626
Pharmaceuticals - 2.9%
Johnson & Johnson	349,000	22,077,740
Pfizer, Inc.	960,700	22,470,773
		44,548,513
TOTAL HEALTH CARE		114,651,229
INDUSTRIALS - 10.6%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	94,300	5,570,301
Northrop Grumman Corp.	165,400	13,126,144
Raytheon Co.	170,600	11,112,884
The Boeing Co.	212,800	17,700,704
		47,510,033
Airlines - 0.5%
Northwest Airlines Corp. (a)	193,200	3,614,772
UAL Corp.	121,400	4,607,130
		8,221,902
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	920,000	9,062,000
Construction & Engineering - 1.4%
KBR, Inc. (a)	488,600	15,434,874
URS Corp. (a)	133,200	5,847,480
		21,282,354
Industrial Conglomerates - 3.4%
General Electric Co.	1,424,000	50,423,840
Machinery - 1.2%
AGCO Corp. (a)	127,000	7,647,940
Cummins, Inc.	220,900	10,665,052
		18,312,992

	Shares	Value
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	266,933	$ 3,982,640
TOTAL INDUSTRIALS		158,795,761
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	147,600	6,457,500
International Business Machines Corp.	124,200	13,331,628
Western Digital Corp. (a)	176,300	4,663,135
		24,452,263
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Ltd.	337,100	11,397,351
IT Services - 0.5%
Accenture Ltd. Class A	215,500	7,460,610
Software - 0.2%
Oracle Corp. (a)	172,000	3,534,600
TOTAL INFORMATION TECHNOLOGY		46,844,824
MATERIALS - 4.1%
Chemicals - 2.2%
Celanese Corp. Class A	164,400	6,112,392
CF Industries Holdings, Inc.	76,500	8,180,145
Chemtura Corp.	1,255,300	8,410,510
The Mosaic Co. (a)	108,600	9,883,686
		32,586,733
Containers & Packaging - 0.6%
Ball Corp.	91,600	4,203,524
Owens-Illinois, Inc. (a)	94,300	4,752,720
		8,956,244
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	104,800	9,330,344
United States Steel Corp.	99,300	10,139,523
		19,469,867
TOTAL MATERIALS		61,012,844
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,480,362	56,979,133
Verizon Communications, Inc.	842,100	32,707,164
		89,686,297
UTILITIES - 6.2%
Electric Utilities - 1.7%
Entergy Corp.	112,000	12,116,160
PPL Corp.	179,000	8,756,680
Reliant Energy, Inc. (a)	255,100	5,425,977
		26,298,817
Gas Utilities - 1.0%
Energen Corp.	244,700	15,391,630
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 2.4%
Constellation Energy Group, Inc.	92,200	$ 8,663,112
Mirant Corp. (a)	324,700	11,961,948
NRG Energy, Inc. (a)	382,800	14,772,252
		35,397,312
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	170,100	16,329,600
TOTAL UTILITIES		93,417,359
TOTAL COMMON STOCKS (Cost $1,476,386,384)		1,498,443,945
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 3.79% (b)	9,464,505	9,464,505
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	69,571,507	69,571,507
TOTAL MONEY MARKET FUNDS (Cost $79,036,012)		79,036,012
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,555,422,396)	1,577,479,957
NET OTHER ASSETS - (4.9)%	(74,027,771)
NET ASSETS - 100%	$ 1,503,452,186
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 625,964
Fidelity Securities Lending Cash Central Fund	89,576
Total	$ 715,540
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $42,711,239 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $69,644,477) - See accompanying schedule: Unaffiliated issuers (cost $1,476,386,384)	$ 1,498,443,945
Fidelity Central Funds (cost $79,036,012)	79,036,012
Total Investments (cost $1,555,422,396)		$ 1,577,479,957
Receivable for investments sold		23,766,119
Receivable for fund shares sold		2,565,058
Dividends receivable		1,696,869
Distributions receivable from Fidelity Central Funds		33,811
Prepaid expenses		4,921
Total assets		1,605,546,735

Liabilities
Payable for investments purchased	$ 23,494,925
Payable for fund shares redeemed	7,847,405
Accrued management fee	720,873
Distribution fees payable	6,898
Other affiliated payables	363,497
Other payables and accrued expenses	89,444
Collateral on securities loaned, at value	69,571,507
Total liabilities		102,094,549

Net Assets		$ 1,503,452,186
Net Assets consist of:
Paid in capital		$ 1,523,198,617
Undistributed net investment income		4,864,259
Accumulated undistributed net realized gain (loss) on investments		(46,668,251)
Net unrealized appreciation (depreciation) on investments		22,057,561
Net Assets		$ 1,503,452,186

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,774,232 ÷ 721,934 shares)	$ 13.54

Maximum offering price per share (100/94.25 of $13.54)	$ 14.37
Class T: Net Asset Value and redemption price per share ($5,975,654 ÷ 441,693 shares)	$ 13.53

Maximum offering price per share (100/96.50 of $13.53)	$ 14.02
Class B: Net Asset Value and offering price per share ($1,859,809 ÷ 137,404 shares)A	$ 13.54

Class C: Net Asset Value and offering price per share ($1,208,181 ÷ 89,368 shares)A	$ 13.52

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,483,574,281 ÷ 109,324,284 shares)	$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,060,029 ÷ 78,261 shares)	$ 13.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 32,039,820
Interest		4,832
Income from Fidelity Central Funds (including $89,576 from security lending)		715,540
Total income		32,760,192

Expenses
Management fee Basic fee	$ 9,024,987
Performance adjustment	288,595
Transfer agent fees	3,768,695
Distribution fees	73,728
Accounting and security lending fees	507,630
Custodian fees and expenses	37,007
Independent trustees' compensation	5,753
Registration fees	122,860
Audit	60,620
Legal	7,461
Interest	5,226
Miscellaneous	53,563
Total expenses before reductions	13,956,125
Expense reductions	(136,896)	13,819,229
Net investment income (loss)		18,940,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,026,031
Change in net unrealized appreciation (depreciation) on investment securities		(121,407,791)
Net gain (loss)		(103,381,760)
Net increase (decrease) in net assets resulting from operations		$ (84,440,797)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,940,963	$ 9,973,926
Net realized gain (loss)	18,026,031	34,353,479
Change in net unrealized appreciation (depreciation)	(121,407,791)	98,674,962
Net increase (decrease) in net assets resulting from operations	(84,440,797)	143,002,367
Distributions to shareholders from net investment income	(14,286,599)	(10,401,399)
Distributions to shareholders from net realized gain	(90,733,678)	(14,021,724)
Total distributions	(105,020,277)	(24,423,123)
Share transactions - net increase (decrease)	320,162,513	685,040,997
Redemption fees	-	21,396
Total increase (decrease) in net assets	130,701,439	803,641,637

Net Assets
Beginning of period	1,372,750,747	569,109,110
End of period (including undistributed net investment income of $4,864,259 and undistributed net investment income of $274,346, respectively)	$ 1,503,452,186	$ 1,372,750,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.12
Net realized and unrealized gain (loss)	(1.00)
Total from investment operations	(.88)
Distributions from net investment income	(.12)
Distributions from net realized gain	(.87)
Total distributions	(.99)
Net asset value, end of period	$ 13.54
Total Return B,C	(6.04)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A
Expenses net of fee waivers, if any	1.22% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,774
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(1.01)
Total from investment operations	(.93)
Distributions from net investment income	(.08)
Distributions from net realized gain	(.87)
Total distributions	(.95)
Net asset value, end of period	$ 13.53
Total Return B,C	(6.34)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,976
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(1.00)
Total from investment operations	(.99)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.87)
Total distributions	(.88)
Net asset value, end of period	$ 13.54
Total Return B,C	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.99% A
Expenses net of fee waivers, if any	1.99% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,860
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	(.98)
Total from investment operations	(.97)
Distributions from net investment income	(.05)
Distributions from net realized gain	(.87)
Total distributions	(.92)
Net asset value, end of period	$ 13.52
Total Return B,C	(6.61)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.94% A
Expenses net of fee waivers, if any	1.94% A
Expenses net of all reductions	1.94% A
Net investment income (loss)	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,208
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Large Cap Value

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Income from Investment Operations
Net investment income (loss) B	.18	.16	.17	.09 E	.09
Net realized and unrealized gain (loss)	(.80)	1.80	1.87	1.47	2.47
Total from investment operations	(.62)	1.96	2.04	1.56	2.56
Distributions from net investment income	(.13)	(.13)	(.11)	(.05)	(.09)
Distributions from net realized gain	(.87)	(.26)	(.35)	(.11)	-
Total distributions	(1.00)	(.39)	(.46)	(.16)	(.09)
Redemption fees added to paid in capital B	-	- G,H	- G	- G	- G
Net asset value, end of period	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Total Return A	(4.39)%	14.63%	17.09%	14.68%	31.44%
Ratios to Average Net Assets C,F
Expenses before reductions	.86%	.89%	.89%	1.07%	1.45%
Expenses net of fee waivers, if any	.85%	.89%	.89%	1.07%	1.20%
Expenses net of all reductions	.85%	.89%	.84%	1.05%	1.18%
Net investment income (loss)	1.18%	1.10%	1.32%	.79% E	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168
Portfolio turnover rate D	204%	164%	175%	170%	72%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H The redemption fee was eliminated during the year January 31, 2007.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.17
Net realized and unrealized gain (loss)	(1.02)
Total from investment operations	(.85)
Distributions from net investment income	(.15)
Distributions from net realized gain	(.87)
Total distributions	(1.02)
Net asset value, end of period	$ 13.54
Total Return B,C	(5.82)%
Ratios to Average Net Assets E,H
Expenses before reductions	.85% A
Expenses net of fee waivers, if any	.85% A
Expenses net of all reductions	.84% A
Net investment income (loss)	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,060
Portfolio turnover rate F	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Mid Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-7.70%	15.63%	10.37%

A From November 15, 2001.

B The initial offering of Institutional Class shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Value, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Value Fund - Institutional Class on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period. The initial offering of Institutional Class took place on February 13, 2007. See above for additional information regarding the performance of Institutional Class.

Annual Report

Fidelity Advisor Mid Cap Value Fund

Management's Discussion of Fund Performance

Comments from Bruce Dirks, Portfolio Manager of Fidelity Advisor Mid Cap Value Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the year, Advisor Mid Cap Value's Class A, Class T, Class B and Class C shares (excluding sales charges) all finished slightly ahead of the benchmark Russell Midcap® Value Index, which declined 8.73%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among bank and asset management companies. Favorable industry weightings within the weak financials and consumer discretionary sectors also added value. Good stock picking in materials, energy and the equipment/services group of health care also helped. Among the fund's strongest contributors for the period were CF Industries, an out-of-index company that produces fertilizer products; Cummins, a diesel engine manufacturer; Annaly Capital Management, a real estate investment trust that owned AAA-rated mortgages; and National Oilwell Varco, an energy services contractor. Conversely, relative results were held back by some unfavorable stock selection decisions in the utilities, consumer staples and consumer discretionary sectors. The fund's poorest performers included transportation firm YRC Worldwide; original equipment manufacturer TRW Automotive; and photographic imaging company Eastman Kodak. YRC and TRW were no longer held at period end.

For the year, Advisor Mid Cap Value Fund's Institutional Class shares finished slightly ahead of the benchmark Russell Midcap® Value Index, which declined 8.73%. (For specific class-level results, please refer to the performance section of this report.) During a volatile period for equities, especially late in the period, the fund outperformed its benchmark in part due to solid stock selection in pockets of the financials sector - mainly among bank and asset management companies. Favorable industry weightings within the weak financials and consumer discretionary sectors also added value. Good stock picking in materials, energy and the equipment/services group of health care also helped. Among the fund's strongest contributors for the period were CF Industries, an out-of-index company that produces fertilizer products; Cummins, a diesel engine manufacturer; Annaly Capital Management, a real estate investment trust that owned AAA-rated mortgages; and National Oilwell Varco, an energy services contractor. Conversely, relative results were held back by some unfavorable stock selection decisions in the utilities, consumer staples and consumer discretionary sectors. The fund's poorest performers included transportation firm YRC Worldwide; original equipment manufacturer TRW Automotive; and photographic imaging company Eastman Kodak. YRC and TRW were no longer held at period end.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

10.Fidelity Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hess Corp.	2.5	2.3
Edison International	2.1	1.5
Everest Re Group Ltd.	1.8	0.0
Annaly Capital Management, Inc.	1.7	0.8
Boston Properties, Inc.	1.7	0.0
Questar Corp.	1.7	0.0
Axis Capital Holdings Ltd.	1.6	0.8
Assurant, Inc.	1.6	1.2
PartnerRe Ltd.	1.6	1.2
Energen Corp.	1.6	1.8
	17.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.0	29.5
Utilities	14.0	12.5
Consumer Discretionary	13.1	13.1
Industrials	10.4	10.7
Energy	8.1	7.0
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	13.1%	**Foreign investments	4.2%

Annual Report

Fidelity Mid Cap Value Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	50,800	$ 4,050,792
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	303,600	7,999,860
Household Durables - 2.3%
Leggett & Platt, Inc. (d)	296,500	5,639,430
Whirlpool Corp. (d)	133,500	11,362,185
		17,001,615
Internet & Catalog Retail - 1.2%
Expedia, Inc. (a)	242,600	5,584,652
Liberty Media Corp. - Interactive Series A (a)	239,500	3,810,445
		9,395,097
Leisure Equipment & Products - 1.4%
Eastman Kodak Co. (d)	534,300	10,648,599
Media - 2.1%
E.W. Scripps Co. Class A	181,100	7,374,392
Liberty Media Corp. - Capital Series A (a)	74,900	8,060,738
		15,435,130
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	96,200	7,666,178
AutoZone, Inc. (a)	48,200	5,826,416
RadioShack Corp.	136,800	2,373,480
TJX Companies, Inc.	125,600	3,963,936
		19,830,010
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)(d)	219,600	7,639,884
Jones Apparel Group, Inc. (d)	399,000	6,703,200
		14,343,084
TOTAL CONSUMER DISCRETIONARY		98,704,187
CONSUMER STAPLES - 7.1%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	311,600	7,188,612
Molson Coors Brewing Co. Class B	168,900	7,544,763
		14,733,375
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)(d)	170,600	5,534,264
Safeway, Inc.	259,000	8,026,410
SUPERVALU, Inc.	239,600	7,202,376
		20,763,050
Food Products - 2.2%
Corn Products International, Inc.	136,600	4,617,080
Dean Foods Co.	158,400	4,435,200
Del Monte Foods Co.	316,300	2,837,211
Tyson Foods, Inc. Class A	308,000	4,389,000
		16,278,491

	Shares	Value
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	44,100	$ 1,861,020
TOTAL CONSUMER STAPLES		53,635,936
ENERGY - 8.1%
Energy Equipment & Services - 4.8%
Helmerich & Payne, Inc.	206,500	8,098,930
Nabors Industries Ltd. (a)	152,100	4,140,162
National Oilwell Varco, Inc. (a)	121,000	7,287,830
Patterson-UTI Energy, Inc. (d)	450,800	8,826,664
Superior Energy Services, Inc. (a)	74,400	2,982,696
Tidewater, Inc.	81,800	4,332,128
		35,668,410
Oil, Gas & Consumable Fuels - 3.3%
Frontline Ltd. (NY Shares)	137,300	5,844,861
Hess Corp. (d)	211,800	19,237,794
		25,082,655
TOTAL ENERGY		60,751,065
FINANCIALS - 30.0%
Capital Markets - 3.0%
GLG Partners, Inc. (a)(d)	756,200	8,915,598
Janus Capital Group, Inc. (d)	352,500	9,521,025
MF Global Ltd.	151,200	4,543,560
		22,980,183
Commercial Banks - 3.5%
Associated Banc-Corp.	277,700	7,825,586
BOK Financial Corp.	71,195	3,878,704
East West Bancorp, Inc. (d)	188,900	4,544,934
Synovus Financial Corp.	219,900	2,904,879
Zions Bancorp	125,800	6,886,292
		26,040,395
Diversified Financial Services - 0.6%
MSCI, Inc. Class A	136,800	4,510,296
Insurance - 13.9%
ACE Ltd.	158,000	9,217,720
Allied World Assurance Co. Holdings Ltd.	147,800	7,039,714
Assurant, Inc.	187,200	12,147,408
Axis Capital Holdings Ltd.	308,900	12,368,356
CNA Financial Corp.	189,800	6,451,302
Endurance Specialty Holdings Ltd.	286,800	11,621,136
Everest Re Group Ltd.	133,100	13,534,939
PartnerRe Ltd.	152,100	12,058,488
RenaissanceRe Holdings Ltd.	197,800	11,272,622
W.R. Berkley Corp.	303,200	9,174,832
		104,886,517
Real Estate Investment Trusts - 7.0%
Annaly Capital Management, Inc.	658,200	12,979,704
Boston Properties, Inc.	138,600	12,740,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust (SBI)	97,800	$ 2,409,792
Kimco Realty Corp.	198,300	7,101,123
ProLogis Trust	155,700	9,240,795
Public Storage	73,700	5,767,025
Taubman Centers, Inc.	47,400	2,377,110
		52,615,661
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	262,500	7,134,750
Washington Federal, Inc.	323,700	7,904,754
		15,039,504
TOTAL FINANCIALS		226,072,556
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.3%
Kinetic Concepts, Inc. (a)(d)	41,100	2,045,958
Health Care Providers & Services - 0.5%
Humana, Inc. (a)	42,500	3,412,750
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (a)	74,200	4,607,820
Invitrogen Corp. (a)	54,600	4,677,582
		9,285,402
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. (a)	85,000	2,219,350
TOTAL HEALTH CARE		16,963,460
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
DRS Technologies, Inc.	88,400	4,744,428
L-3 Communications Holdings, Inc.	72,500	8,035,175
		12,779,603
Airlines - 0.8%
Northwest Airlines Corp. (a)	152,600	2,855,146
UAL Corp.	75,800	2,876,610
		5,731,756
Building Products - 0.6%
Lennox International, Inc.	126,800	4,711,888
Commercial Services & Supplies - 2.2%
Allied Waste Industries, Inc. (a)	700,300	6,897,955
R.R. Donnelley & Sons Co.	267,200	9,322,608
		16,220,563
Construction & Engineering - 1.7%
KBR, Inc. (a)	309,000	9,761,310
URS Corp. (a)	69,800	3,064,220
		12,825,530

	Shares	Value
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	94,500	$ 4,458,510
Machinery - 2.5%
AGCO Corp. (a)	106,000	6,383,320
Cummins, Inc.	117,300	5,663,244
Ingersoll-Rand Co. Ltd. Class A	168,400	6,655,168
		18,701,732
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	160,200	2,390,184
TOTAL INDUSTRIALS		77,819,766
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 0.7%
Juniper Networks, Inc. (a)	195,900	5,318,685
Computers & Peripherals - 2.2%
NCR Corp. (a)	422,600	9,077,448
Western Digital Corp. (a)	278,300	7,361,035
		16,438,483
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	152,500	5,430,525
Ingram Micro, Inc. Class A (a)	173,400	3,083,052
Jabil Circuit, Inc.	174,200	2,308,150
		10,821,727
Semiconductors & Semiconductor Equipment - 1.6%
Atmel Corp. (a)	1,316,800	4,161,088
MEMC Electronic Materials, Inc. (a)	25,000	1,786,500
Novellus Systems, Inc. (a)	111,700	2,653,992
Varian Semiconductor Equipment Associates, Inc. (a)	109,100	3,514,111
		12,115,691
Software - 0.5%
Compuware Corp. (a)	405,900	3,450,150
TOTAL INFORMATION TECHNOLOGY		48,144,736
MATERIALS - 6.8%
Chemicals - 3.1%
Celanese Corp. Class A	146,800	5,458,024
CF Industries Holdings, Inc.	57,100	6,105,703
Chemtura Corp. (d)	867,400	5,811,580
The Mosaic Co. (a)	71,200	6,479,912
		23,855,219
Containers & Packaging - 1.9%
Ball Corp.	85,100	3,905,239
Owens-Illinois, Inc. (a)	91,500	4,611,600
Smurfit-Stone Container Corp. (a)(d)	603,500	5,727,215
		14,244,054
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.8%
Cleveland-Cliffs, Inc. (d)	42,700	$ 4,348,568
United States Steel Corp.	88,000	8,985,680
		13,334,248
TOTAL MATERIALS		51,433,521
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Embarq Corp.	116,500	5,277,450
Qwest Communications International, Inc.	1,043,800	6,137,544
		11,414,994
UTILITIES - 14.0%
Electric Utilities - 4.6%
Allegheny Energy, Inc.	123,300	6,755,607
Edison International	305,600	15,940,096
Reliant Energy, Inc. (a)	558,600	11,881,422
		34,577,125
Gas Utilities - 3.3%
Energen Corp.	191,700	12,057,930
Questar Corp.	247,300	12,590,043
		24,647,973
Independent Power Producers & Energy Traders - 4.2%
Constellation Energy Group, Inc.	103,700	9,743,652
Mirant Corp. (a)	315,100	11,608,284
NRG Energy, Inc. (a)	268,200	10,349,838
		31,701,774
Multi-Utilities - 1.9%
CMS Energy Corp.	583,000	9,135,610
OGE Energy Corp.	162,500	5,318,625
		14,454,235
TOTAL UTILITIES		105,381,107
TOTAL COMMON STOCKS (Cost $760,656,463)		750,321,328
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	5,496,422	$ 5,496,422
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	74,160,825	74,160,825
TOTAL MONEY MARKET FUNDS (Cost $79,657,247)		79,657,247
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $840,313,710)	829,978,575
NET OTHER ASSETS - (10.3)%	(77,171,615)
NET ASSETS - 100%	$ 752,806,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 394,997
Fidelity Securities Lending Cash Central Fund	169,409
Total	$ 564,406
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.9%
Bermuda	11.3%
Cayman Islands	1.2%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $31,051,104 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $73,863,006) - See accompanying schedule: Unaffiliated issuers (cost $760,656,463)	$ 750,321,328
Fidelity Central Funds (cost $79,657,247)	79,657,247
Total Investments (cost $840,313,710)		$ 829,978,575
Receivable for investments sold		20,806,082
Receivable for fund shares sold		2,652,227
Dividends receivable		223,102
Distributions receivable from Fidelity Central Funds		36,747
Prepaid expenses		2,661
Other receivables		46
Total assets		853,699,440

Liabilities
Payable for investments purchased	$ 20,180,467
Payable for fund shares redeemed	5,956,855
Accrued management fee	312,903
Distribution fees payable	5,417
Other affiliated payables	203,019
Other payables and accrued expenses	72,994
Collateral on securities loaned, at value	74,160,825
Total liabilities		100,892,480

Net Assets		$ 752,806,960
Net Assets consist of:
Paid in capital		$ 788,210,259
Undistributed net investment income		1,465,714
Accumulated undistributed net realized gain (loss) on investments		(26,533,878)
Net unrealized appreciation (depreciation) on investments		(10,335,135)
Net Assets		$ 752,806,960

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,444,673 ÷ 494,661 shares)	$ 15.05

Maximum offering price per share (100/94.25 of $15.05)	$ 15.97
Class T: Net Asset Value and redemption price per share ($3,714,323 ÷ 247,029 shares)	$ 15.04

Maximum offering price per share (100/96.50 of $15.04)	$ 15.59
Class B: Net Asset Value and offering price per share ($1,304,436 ÷ 87,007 shares)A	$ 14.99

Class C: Net Asset Value and offering price per share ($1,657,889 ÷ 110,680 shares)A	$ 14.98

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($737,234,029 ÷ 48,847,921 shares)	$ 15.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,451,610 ÷ 96,411 shares)	$ 15.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Value Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 11,189,048
Interest		8,457
Income from Fidelity Central Funds (including $169,409 from security lending)		564,406
Total income		11,761,911

Expenses
Management fee Basic fee	$ 5,084,079
Performance adjustment	(317,451)
Transfer agent fees	2,236,010
Distribution fees	53,691
Accounting and security lending fees	315,091
Custodian fees and expenses	28,074
Independent trustees' compensation	3,227
Registration fees	145,678
Audit	58,698
Legal	4,195
Interest	4,946
Miscellaneous	29,800
Total expenses before reductions	7,646,038
Expense reductions	(105,134)	7,540,904
Net investment income (loss)		4,221,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,216,421)
Change in net unrealized appreciation (depreciation) on investment securities		(85,150,820)
Net gain (loss)		(88,367,241)
Net increase (decrease) in net assets resulting from operations		$ (84,146,234)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,221,007	$ 2,688,685
Net realized gain (loss)	(3,216,421)	24,851,516
Change in net unrealized appreciation (depreciation)	(85,150,820)	43,131,851
Net increase (decrease) in net assets resulting from operations	(84,146,234)	70,672,052
Distributions to shareholders from net investment income	(3,037,015)	(2,949,768)
Distributions to shareholders from net realized gain	(37,140,454)	(13,997,322)
Total distributions	(40,177,469)	(16,947,090)
Share transactions - net increase (decrease)	198,288,449	259,218,977
Redemption fees	47,852	33,264
Total increase (decrease) in net assets	74,012,598	312,977,203

Net Assets
Beginning of period	678,794,362	365,817,159
End of period (including undistributed net investment income of $1,465,714 and undistributed net investment income of $375,291, respectively)	$ 752,806,960	$ 678,794,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	(1.78)
Total from investment operations	(1.75)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.77)
Total distributions	(.83)
Net asset value, end of period	$ 15.05
Total Return B,C,D	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.14% A
Expenses net of fee waivers, if any	1.14% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,445
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.78)
Distributions from net investment income	(.04)
Distributions from net realized gain	(.77)
Total distributions	(.81)
Net asset value, end of period	$ 15.04
Total Return B,C,D	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A
Expenses net of fee waivers, if any	1.39% A
Expenses net of all reductions	1.39% A
Net investment income (loss)	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,714
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.10)
Net realized and unrealized gain (loss)	(1.76)
Total from investment operations	(1.86)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.77)
Total distributions	(.78)
Net asset value, end of period	$ 14.99
Total Return B,C,D	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A
Expenses net of fee waivers, if any	1.89% A
Expenses net of all reductions	1.89% A
Net investment income (loss)	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,304
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.10)
Net realized and unrealized gain (loss)	(1.77)
Total from investment operations	(1.87)
Distributions from net investment income	(.01)
Distributions from net realized gain	(.77)
Total distributions	(.78)
Net asset value, end of period	$ 14.98
Total Return B,C,D	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.90% A
Net investment income (loss)	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,658
Portfolio turnover rate G	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid Cap Value

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Income from Investment Operations
Net investment income (loss) B	.08	.09	.16 E	.08	.06
Net realized and unrealized gain (loss)	(1.34)	1.98	2.59	2.10	3.45
Total from investment operations	(1.26)	2.07	2.75	2.18	3.51
Distributions from net investment income	(.06)	(.09)	(.10)	(.04)	(.04)
Distributions from net realized gain	(.77)	(.45)	(1.15)	(.32)	-
Total distributions	(.83)	(.54)	(1.24) H	(.36)	(.04)
Redemption fees added to paid in capital B,G	-	-	-	-	-
Net asset value, end of period	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Total Return A	(7.67)%	13.48%	19.97%	17.75%	39.69%
Ratios to Average Net Assets C,F
Expenses before reductions	.83%	.84%	.86%	.91%	1.07%
Expenses net of fee waivers, if any	.82%	.84%	.86%	.91%	1.07%
Expenses net of all reductions	.82%	.84%	.81%	.90%	1.05%
Net investment income (loss)	.47%	.56%	1.08% E	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 737,234	$ 678,794	$ 365,817	$ 153,231	$ 95,797
Portfolio turnover rate D	264%	187%	207%	196%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.95 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Years ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	(1.78)
Total from investment operations	(1.71)
Distributions from net investment income	(.09)
Distributions from net realized gain	(.77)
Total distributions	(.86)
Net asset value, end of period	$ 15.06
Total Return B,C	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A
Expenses net of fee waivers, if any	.89% A
Expenses net of all reductions	.88% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,452
Portfolio turnover rate F	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Large Cap Growth Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-7.18%	10.77%	2.36%

A From November 15, 2001.

B The initial offering of Institutional Class shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Large Cap Growth, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Growth Fund - Institutional Class on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period. The initial offering of Institutional Class took place on February 13, 2007. See above for additional information regarding the performance of Institutional Class.

Annual Report

Fidelity Advisor Large Cap Growth Fund

Management's Discussion of Fund Performance

Comments from Edward Best, Portfolio Manager of Fidelity Advisor Large Cap Growth Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the 12 months ending January 31, 2008, the fund's Class A, Class T, Class B and Class C shares (excluding sales charges) trailed the 0.51% gain of the Russell 1000® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor security selection in consumer discretionary, information technology and industrials accounted for the majority of the fund's underperformance compared with the index. Within consumer discretionary, the fund was hurt most by unproductive picks within the retailing and homebuilding segments. Consumer electronics retailer RadioShack and discount retailer Big Lots fell on investors' concerns about the companies' ability to weather recessionary concerns and a weak U.S. consumer. Pharmaceuticals company Sepracor suffered due to a change in Medicare reimbursement for one of its top-selling patented drugs. Airlines US Airways and AMR Corp. - parent company of American Airlines - underperformed due to increased pressure from rising energy prices. The fund's positions in homebuilders KB Home, Ryland Group, D.R. Horton and Lennar, all of which I sold when I took over the fund in June, also held back performance. While our overall stock picking within industrials detracted, stock selection within the sector's capital goods segment actually helped the fund. Specifically, Manitowoc, a major supplier of lifting equipment to the global construction industry, aided performance. Also within capital goods, defense contractor Lockheed Martin benefited from an increase in U.S. defense spending. Stock selection among health care names was positive as well. Pharmaceutical company Biogen Idec gained on news of the re-launch of its multiple sclerosis drug, Tysabri. While stock selection in technology hurt overall, there were some contributors. Apple advanced as the stock did well on the success of its iPod, iPhone and iMac products. Software developer Microsoft also aided performance. By the end of the period, I sold US Airways, AMR Corp., RadioShack, Big Lots, Sepracor and Apple to take advantage of other opportunities in the market.

For the 12 months ending January 31, 2008, the fund's Institutional Class shares trailed the 0.51% gain of the Russell 1000® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor security selection in consumer discretionary, information technology and industrials accounted for the majority of the fund's underperformance compared with the index. Within consumer discretionary, the fund was hurt most by unproductive picks within the retailing and homebuilding segments. Consumer electronics retailer RadioShack and discount retailer Big Lots fell on investors' concerns about the companies' ability to weather recessionary concerns and a weak U.S. consumer. Pharmaceuticals company Sepracor suffered due to a change in Medicare reimbursement for one of its top-selling patented drugs. Airlines US Airways and AMR Corp. - parent company of American Airlines - underperformed due to increased pressure from rising energy prices. The fund's positions in homebuilders KB Home, Ryland Group, D.R. Horton and Lennar, all of which I sold when I took over the fund in June, also held back performance. While our overall stock picking within industrials detracted, stock selection within the sector's capital goods segment actually helped the fund. Specifically, Manitowoc, a major supplier of lifting equipment to the global construction industry, aided performance. Also within capital goods, defense contractor Lockheed Martin benefited from an increase in U.S. defense spending. Stock selection among health care names also was positive. Pharmaceutical company Biogen Idec gained on news of the re-launch of its multiple sclerosis drug, Tysabri. While stock selection in technology hurt overall, there were some contributors. Apple advanced as the stock did well on the success of its iPod, iPhone and iMac products. Software developer Microsoft also aided performance. By the end of the period, I sold US Airways, AMR Corp., RadioShack, Big Lots, Sepracor, and Apple to take advantage of other opportunities in the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	5.0
Exxon Mobil Corp.	4.4	1.6
Oracle Corp.	4.1	0.0
The Boeing Co.	3.9	0.0
Cisco Systems, Inc.	3.8	2.4
Bristol-Myers Squibb Co.	3.6	0.0
Accenture Ltd. Class A	3.3	3.3
NIKE, Inc. Class B	3.3	0.0
NYMEX Holdings, Inc.	3.1	0.0
Kroger Co.	3.0	3.1
	37.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.0	26.9
Health Care	16.8	16.2
Industrials	14.2	14.2
Consumer Discretionary	11.9	13.5
Consumer Staples	10.9	9.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	4.4%	**Foreign investments	5.5%

Annual Report

Fidelity Large Cap Growth Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.6%
The Goodyear Tire & Rubber Co. (a)	99,300	$ 2,499,381
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,600	1,802,124
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	74,200	3,973,410
Media - 2.3%
Regal Entertainment Group Class A (d)	189,300	3,509,622
Specialty Retail - 0.9%
Gamestop Corp. Class A (a)	27,400	1,417,402
Textiles, Apparel & Luxury Goods - 3.3%
NIKE, Inc. Class B	79,900	4,934,624
TOTAL CONSUMER DISCRETIONARY		18,136,563
CONSUMER STAPLES - 10.9%
Beverages - 5.0%
Pepsi Bottling Group, Inc.	114,200	3,979,870
PepsiCo, Inc.	52,500	3,579,975
		7,559,845
Food & Staples Retailing - 3.0%
Kroger Co.	181,400	4,616,630
Food Products - 2.4%
Kellogg Co.	77,200	3,697,880
Household Products - 0.5%
Energizer Holdings, Inc. (a)	8,300	777,046
TOTAL CONSUMER STAPLES		16,651,401
ENERGY - 7.9%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	5,700	370,101
Nabors Industries Ltd. (a)	24,400	664,168
Schlumberger Ltd. (NY Shares)	5,000	377,300
		1,411,569
Oil, Gas & Consumable Fuels - 7.0%
Exxon Mobil Corp.	78,000	6,739,200
Sunoco, Inc.	13,000	808,600
Valero Energy Corp.	53,000	3,137,070
		10,684,870
TOTAL ENERGY		12,096,439
FINANCIALS - 7.5%
Capital Markets - 4.4%
Charles Schwab Corp.	198,200	4,419,860
Northern Trust Corp.	30,900	2,266,824
		6,686,684

	Shares	Value
Diversified Financial Services - 3.1%
NYMEX Holdings, Inc. (d)	41,700	$ 4,795,500
TOTAL FINANCIALS		11,482,184
HEALTH CARE - 16.8%
Biotechnology - 1.2%
Biogen Idec, Inc. (a)	29,300	1,785,835
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	69,700	4,233,578
Health Care Providers & Services - 9.2%
Aetna, Inc.	86,000	4,580,360
Express Scripts, Inc. (a)	11,400	769,386
Medco Health Solutions, Inc. (a)	35,200	1,762,816
UnitedHealth Group, Inc.	47,700	2,425,068
WellPoint, Inc. (a)	57,800	4,519,960
		14,057,590
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	234,400	5,435,736
TOTAL HEALTH CARE		25,512,739
INDUSTRIALS - 14.2%
Aerospace & Defense - 5.6%
Lockheed Martin Corp.	5,900	636,728
Precision Castparts Corp.	16,900	1,923,220
The Boeing Co.	71,500	5,947,370
		8,507,318
Commercial Services & Supplies - 3.9%
Allied Waste Industries, Inc. (a)	460,200	4,532,970
HNI Corp. (d)	15,400	518,364
Manpower, Inc.	15,300	860,778
		5,912,112
Construction & Engineering - 2.7%
Fluor Corp.	7,500	912,525
Shaw Group, Inc. (a)	13,800	779,700
URS Corp. (a)	54,700	2,401,330
		4,093,555
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	24,500	1,155,910
Machinery - 1.2%
AGCO Corp. (a)	8,700	523,914
Cummins, Inc.	16,500	796,620
Manitowoc Co., Inc.	15,400	587,048
		1,907,582
TOTAL INDUSTRIALS		21,576,477
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	236,300	5,789,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.5%
Lexmark International, Inc. Class A (a)	1,400	$ 50,694
Western Digital Corp. (a)	29,000	767,050
		817,744
Electronic Equipment & Instruments - 0.5%
National Instruments Corp.	27,400	735,964
IT Services - 6.2%
Accenture Ltd. Class A	143,600	4,971,432
Mastercard, Inc. Class A (d)	7,000	1,449,000
The Western Union Co.	135,200	3,028,480
		9,448,912
Semiconductors & Semiconductor Equipment - 2.2%
MEMC Electronic Materials, Inc. (a)	12,500	893,250
NVIDIA Corp. (a)	82,500	2,028,675
Texas Instruments, Inc.	12,000	371,160
		3,293,085
Software - 12.8%
Autodesk, Inc. (a)	76,100	3,131,515
BMC Software, Inc. (a)	74,200	2,377,368
Microsoft Corp.	233,200	7,602,320
Oracle Corp. (a)	306,900	6,306,795
		19,417,998
TOTAL INFORMATION TECHNOLOGY		39,503,053
MATERIALS - 3.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	4,200	378,084
E.I. du Pont de Nemours & Co.	10,100	456,318
Monsanto Co.	12,800	1,439,232
Praxair, Inc.	4,700	380,277
The Mosaic Co. (a)	4,000	364,040
		3,017,951
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	8,400	747,852
Newmont Mining Corp.	7,100	385,814
Southern Copper Corp.	4,400	412,896
		1,546,562
TOTAL MATERIALS		4,564,513

	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	10,700	$ 387,233
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	18,300	1,394,277
TOTAL COMMON STOCKS (Cost $156,064,347)		151,304,879
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 3.79% (b)	1,837,290	1,837,290
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	7,887,500	7,887,500
TOTAL MONEY MARKET FUNDS (Cost $9,724,790)		9,724,790
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $165,789,137)	161,029,669
NET OTHER ASSETS - (5.8)%	(8,892,495)
NET ASSETS - 100%	$ 152,137,174
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,857
Fidelity Securities Lending Cash Central Fund	56,422
Total	$ 117,279
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $7,837,041 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $7,883,516) - See accompanying schedule: Unaffiliated issuers (cost $156,064,347)	$ 151,304,879
Fidelity Central Funds (cost $9,724,790)	9,724,790
Total Investments (cost $165,789,137)		$ 161,029,669
Receivable for investments sold		18,559,475
Receivable for fund shares sold		222,238
Dividends receivable		82,079
Distributions receivable from Fidelity Central Funds		4,743
Prepaid expenses		514
Receivable from investment adviser for expense reductions		25,900
Total assets		179,924,618

Liabilities
Payable for investments purchased	$ 19,486,946
Payable for fund shares redeemed	257,786
Accrued management fee	52,051
Distribution fees payable	1,918
Other affiliated payables	48,536
Other payables and accrued expenses	52,707
Collateral on securities loaned, at value	7,887,500
Total liabilities		27,787,444

Net Assets		$ 152,137,174
Net Assets consist of:
Paid in capital		$ 162,808,253
Accumulated undistributed net realized gain (loss) on investments		(5,911,611)
Net unrealized appreciation (depreciation) on investments		(4,759,468)
Net Assets		$ 152,137,174

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,302,425 ÷ 132,172 shares)	$ 9.85

Maximum offering price per share (100/94.25 of $9.85)	$ 10.45
Class T: Net Asset Value and redemption price per share ($1,097,491 ÷ 111,448 shares)	$ 9.85

Maximum offering price per share (100/96.50 of $9.85)	$ 10.21
Class B: Net Asset Value and offering price per share ($543,149 ÷ 55,237 shares)A	$ 9.83

Class C: Net Asset Value and offering price per share ($944,595 ÷ 96,233 shares)A	$ 9.82

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($147,863,609 ÷ 14,947,307 shares)	$ 9.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($385,905 ÷ 39,068 shares)	$ 9.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 1,475,584
Interest		922
Income from Fidelity Central Funds (including $56,422 from security lending)		117,279
Total income		1,593,785

Expenses
Management fee Basic fee	$ 979,536
Performance adjustment	37,062
Transfer agent fees	534,768
Distribution fees	10,735
Accounting and security lending fees	70,624
Custodian fees and expenses	18,147
Independent trustees' compensation	638
Registration fees	103,527
Audit	55,247
Legal	928
Miscellaneous	11,842
Total expenses before reductions	1,823,054
Expense reductions	(97,947)	1,725,107
Net investment income (loss)		(131,322)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,237,592
Change in net unrealized appreciation (depreciation) on investment securities		(21,747,840)
Net gain (loss)		(11,510,248)
Net increase (decrease) in net assets resulting from operations		$ (11,641,570)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (131,322)	$ 26,323
Net realized gain (loss)	10,237,592	4,571,573
Change in net unrealized appreciation (depreciation)	(21,747,840)	(297,654)
Net increase (decrease) in net assets resulting from operations	(11,641,570)	4,300,242
Distributions to shareholders from net investment income	-	(137,207)
Distributions to shareholders from net realized gain	(18,572,404)	(3,644,497)
Total distributions	(18,572,404)	(3,781,704)
Share transactions - net increase (decrease)	(1,164,336)	25,478,221
Redemption fees	-	5,257
Total increase (decrease) in net assets	(31,378,310)	26,002,016

Net Assets
Beginning of period	183,515,484	157,513,468
End of period	$ 152,137,174	$ 183,515,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.03)
Net realized and unrealized gain (loss)	(.72)
Total from investment operations	(.75)
Distributions from net realized gain	(1.25)
Net asset value, end of period	$ 9.85
Total Return B,C,D	(6.99)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.20% A
Expenses net of fee waivers, if any	1.20% A
Expenses net of all reductions	1.20% A
Net investment income (loss)	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,302
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.06)
Net realized and unrealized gain (loss)	(.69)
Total from investment operations	(.75)
Distributions from net realized gain	(1.25)
Net asset value, end of period	$ 9.85
Total Return B,C,D	(7.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.47% A
Expenses net of fee waivers, if any	1.47% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,097
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.12)
Net realized and unrealized gain (loss)	(.70)
Total from investment operations	(.82)
Distributions from net realized gain	(1.20)
Net asset value, end of period	$ 9.83
Total Return B,C,D	(7.62)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.99% A
Expenses net of fee waivers, if any	1.99% A
Expenses net of all reductions	1.99% A
Net investment income (loss)	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 543
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net investment income (loss) E	(.11)
Net realized and unrealized gain (loss)	(.70)
Total from investment operations	(.81)
Distributions from net realized gain	(1.22)
Net asset value, end of period	$ 9.82
Total Return B,C,D	(7.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.96% A
Expenses net of fee waivers, if any	1.96% A
Expenses net of all reductions	1.96% A
Net investment income (loss)	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 945
Portfolio turnover rate G	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Large Cap Growth

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Income from Investment Operations
Net investment income (loss) B	(.01)	- H	.02 E	(.01) F	(.01)
Net realized and unrealized gain (loss)	(.77)	.37	1.87	.97	2.29
Total from investment operations	(.78)	.37	1.89	.96	2.28
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	(1.25)	(.26)	(.24)	-	-
Total distributions	(1.25)	(.27)	(.24)	-	-
Redemption fees added to paid in capital B	-	- H,I	- H	- H	- H
Net asset value, end of period	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Total Return A	(7.26)%	3.20%	18.66%	10.42%	32.90%
Ratios to Average Net Assets C,G
Expenses before reductions	1.03%	1.10%	1.12%	1.30%	1.53%
Expenses net of fee waivers, if any	.99%	1.00%	1.00%	1.20%	1.20%
Expenses net of all reductions	.98%	.99%	.94%	1.13%	1.18%
Net investment income (loss)	(.07)%	.02%	.15% E	(.07)% F	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,864	$ 183,515	$ 157,513	$ 49,453	$ 23,079
Portfolio turnover rate D	428%	189%	268%	274%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85
Income from Investment Operations
Net realized and unrealized gain (loss)	(.70)
Distributions from net realized gain	(1.27)
Net asset value, end of period	$ 9.88
Total Return B,C	(6.64)%
Ratios to Average Net Assets D,E
Expenses before reductions	.88% A
Expenses net of fee waivers, if any	.88% A
Expenses net of all reductions	.88% A
Net investment income (loss)	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 386
Portfolio turnover rate F	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Mid Cap Growth Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	-9.62%	13.21%	5.09%

A From November 15, 2001.

B The initial offering of Institutional Class shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Mid Cap Growth, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Growth Fund - Institutional Class on November 15, 2001, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period. The initial offering of Institutional Class took place on February 13, 2007. See above for additional information regarding the performance of Institutional Class.

Annual Report

Fidelity Advisor Mid Cap Growth Fund

Management's Discussion of Fund Performance

Comments from Patrick Venanzi, Portfolio Manager of Fidelity Advisor Mid Cap Growth Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

The fund's Class A, Class T, Class B and Class C shares (excluding sales charges) lagged behind the -1.03% return for the Russell Midcap® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor stock selection in consumer discretionary, industrials, materials and consumer staples hurt the most. While the fund struggled to keep pace with the index for most of the period, stock selection in energy and health care helped limit some of the downside. Within industrials, the fund's overweighting in transportation stocks, specifically in the airlines, detracted from performance. Our holdings in US Airways and AMR Corp., the parent company of American Airlines, suffered from rising energy costs. Overweighted holdings in the consumer durables and apparel segment - primarily the homebuilders - also took a bite out of fund performance. D.R. Horton, Ryland Group, KB Home and Lennar were particularly hard hit as the U.S. residential real estate market continued to slow down. I sold D.R. Horton, Ryland Group and Lennar. On the positive side, energy services company National Oilwell Varco was the fund's biggest contributor. Another contributor was the fund's out-of-index position in consumer electronics giant Apple, which continued to gain from strong sales of its iPod, iPhone and iMac product lines. I sold the fund's position in Apple to lock in profits. Heavy-lifting equipment and crane manufacturer Manitowoc advanced due to the continuing worldwide build-out of commercial and industrial infrastructure. I also sold this position by the end of the period. BE Aerospace, which makes products for aircraft cabin interiors, also contributed, as investors expressed confidence in the company's new contracts to supply airline carriers that are upgrading their fleets. Lastly, MEMC Electronic Materials, which produces silicon wafers, helped as well.

For the year, the fund's Institutional Class shares lagged behind the -1.03% return for the Russell Midcap® Growth Index. (For specific class-level results, please refer to the performance section of this report.) Poor stock selection in consumer discretionary, industrials, materials and consumer staples hurt the most. While the fund struggled to keep pace with the index for most of the period, stock selection in energy and health care helped limit some of the downside. Within industrials, the fund's overweighting in transportation stocks, specifically in the airlines, detracted from performance. Our holdings in US Airways and AMR Corp., the parent company of American Airlines, suffered from rising energy costs. Overweighted holdings in the consumer durables and apparel segment - primarily the homebuilders - also took a bite out of fund performance. D.R. Horton, Ryland Group, KB Home and Lennar were particularly hard hit as the U.S. residential real estate market continued to slow down. I sold D.R. Horton, Ryland Group and Lennar. On the positive side, energy services company National Oilwell Varco was the fund's biggest contributor. Another contributor was the fund's out-of-index position in consumer electronics giant Apple, which continued to gain from strong sales of its iPod, iPhone and iMac product lines. I sold the fund's position in Apple to lock in profits. Heavy-lifting equipment and crane manufacturer Manitowoc advanced due to the continuing worldwide build-out of commercial and industrial infrastructure. I also sold this position by the end of the period. BE Aerospace, which makes products for aircraft cabin interiors, also contributed, as investors expressed confidence in the company's new contracts to supply airline carriers that are upgrading their fleets. Lastly, MEMC Electronic Materials, which produces silicon wafers, helped as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	1.4	0.7
Southwestern Energy Co.	1.4	0.3
Constellation Energy Group, Inc.	1.3	1.0
National Oilwell Varco, Inc.	1.3	3.9
Align Technology, Inc.	1.1	0.0
Centex Corp.	1.1	0.0
TranS1, Inc.	1.0	0.0
Polycom, Inc.	0.9	0.0
Intuitive Surgical, Inc.	0.9	0.0
Northwest Airlines Corp.	0.9	0.0
	11.3
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	19.0
Industrials	17.1	16.1
Health Care	16.6	12.9
Consumer Discretionary	14.1	17.6
Energy	11.6	10.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks 100.2%		Stocks 97.8%
	Short-Term Investments and Net Other Assets(dagger) (0.2)%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	11.7%	**Foreign investments	2.1%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Mid Cap Growth Fund

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 0.3%
Renault SA	7,300	$ 833,337
Diversified Consumer Services - 1.1%
American Public Education, Inc.	7,200	283,752
Apollo Group, Inc. Class A (non-vtg.) (a)	8,200	653,868
DeVry, Inc.	19,000	1,048,610
Regis Corp.	56,400	1,428,612
		3,414,842
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	20,200	962,328
Boyd Gaming Corp.	66,400	1,774,872
Buffalo Wild Wings, Inc. (a)	8,400	211,428
Burger King Holdings, Inc.	54,789	1,443,690
Gaylord Entertainment Co. (a)	29,700	866,943
Papa John's International, Inc. (a)	26,100	660,069
Peet's Coffee & Tea, Inc. (a)	7,000	153,580
Starwood Hotels & Resorts Worldwide, Inc.	5,400	244,350
		6,317,260
Household Durables - 2.1%
Centex Corp. (d)	116,700	3,241,926
KB Home	100	2,750
Newell Rubbermaid, Inc.	15,100	364,212
Pulte Homes, Inc.	33,500	547,390
Whirlpool Corp.	25,700	2,187,327
		6,343,605
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)	17,400	961,350
Expedia, Inc. (a)	10,600	244,012
Priceline.com, Inc. (a)	21,099	2,289,663
		3,495,025
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	12,400	322,028
Leapfrog Enterprises, Inc. Class A (a)	36,300	236,313
Mattel, Inc.	53,533	1,124,728
Nikon Corp.	14,000	381,830
		2,064,899
Media - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	30,300	711,444
DISH Network Corp. Class A (a)	13,057	368,730
E.W. Scripps Co. Class A	35,800	1,457,776
Grupo Televisa SA de CV (CPO) sponsored ADR	94,000	2,095,260
Regal Entertainment Group Class A	87,100	1,614,834
SR Teleperformance SA	44,300	1,386,369
The Walt Disney Co.	11,700	350,181
Time Warner, Inc.	21,600	339,984
		8,324,578

	Shares	Value
Multiline Retail - 0.1%
Dollar Tree Stores, Inc. (a)	14,300	$ 400,543
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	5,100	406,419
Advance Auto Parts, Inc.	30,500	1,088,240
Asbury Automotive Group, Inc.	13,100	185,758
AutoZone, Inc. (a)	8,800	1,063,744
Gamestop Corp. Class A (a)	5,400	279,342
Group 1 Automotive, Inc.	8,700	230,028
Home Depot, Inc.	19,700	604,199
Lumber Liquidators, Inc.	3,400	30,260
OfficeMax, Inc.	49,800	1,233,546
Ross Stores, Inc.	36,300	1,058,145
Tween Brands, Inc. (a)(d)	44,700	1,431,741
Urban Outfitters, Inc. (a)	28,800	835,200
Williams-Sonoma, Inc.	49,500	1,330,560
Zumiez, Inc. (a)	3,500	67,305
		9,844,487
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	13,000	416,650
Deckers Outdoor Corp. (a)	2,800	339,472
Lululemon Athletica, Inc.	15,700	532,073
Under Armour, Inc. Class A (sub. vtg.) (a)	16,000	644,000
		1,932,195
TOTAL CONSUMER DISCRETIONARY		42,970,771
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Coca-Cola Femsa SA de CV sponsored ADR	7,200	338,040
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	14,600	570,422
Performance Food Group Co. (a)	48,000	1,518,240
Safeway, Inc.	25,200	780,948
Sysco Corp.	42,100	1,223,005
		4,092,615
Food Products - 1.5%
Campbell Soup Co.	17,300	546,853
Marine Harvest ASA (a)	2,600,000	1,400,493
McCormick & Co., Inc. (non-vtg.)	55,300	1,864,716
Seaboard Corp.	370	475,543
Wm. Wrigley Jr. Co.	3,000	172,290
		4,459,895
Household Products - 0.4%
Energizer Holdings, Inc. (a)	13,300	1,245,146
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	8,900	375,580
TOTAL CONSUMER STAPLES		10,511,276
Common Stocks - continued
	Shares	Value
ENERGY - 11.6%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	21,000	$ 1,744,890
Cameron International Corp. (a)	31,700	1,276,242
Diamond Offshore Drilling, Inc.	16,700	1,885,931
Grey Wolf, Inc. (a)	297,600	1,773,696
Nabors Industries Ltd. (a)	35,000	952,700
National Oilwell Varco, Inc. (a)	65,120	3,922,178
North American Energy Partners, Inc. (a)	14,200	170,116
Ocean RIG ASA (a)(d)	114,500	787,337
Smith International, Inc.	23,900	1,295,619
Transocean, Inc. (a)	10,961	1,343,819
		15,152,528
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	21,500	719,390
Arch Coal, Inc.	15,700	690,800
Boardwalk Pipeline Partners, LP	5,700	177,156
Canadian Natural Resources Ltd.	10,100	646,227
Chesapeake Energy Corp.	46,600	1,734,918
CONSOL Energy, Inc.	35,300	2,576,900
Copano Energy LLC	4,900	173,166
Denbury Resources, Inc. (a)	65,700	1,662,210
Energy Transfer Equity LP	5,200	171,652
Foundation Coal Holdings, Inc.	7,000	366,100
Frontier Oil Corp.	38,100	1,343,787
Holly Corp.	28,601	1,384,860
OPTI Canada, Inc. (a)	80,400	1,325,913
Petrobank Energy & Resources Ltd. (a)	7,000	351,761
Southwestern Energy Co. (a)	76,100	4,254,751
Tesoro Corp.	22,400	874,720
Valero Energy Corp.	100	5,919
Western Refining, Inc.	44,460	949,221
Williams Companies, Inc.	27,100	866,387
		20,275,838
TOTAL ENERGY		35,428,366
FINANCIALS - 9.2%
Capital Markets - 2.6%
Franklin Resources, Inc.	23,600	2,459,828
KBW, Inc. (a)	6,300	187,173
Legg Mason, Inc.	14,500	1,044,000
MF Global Ltd.	73,200	2,199,660
SEI Investments Co.	67,400	1,866,980
T. Rowe Price Group, Inc.	3,300	166,947
		7,924,588
Commercial Banks - 1.5%
Bank of Yokohama Ltd.	84,000	544,305
Chiba Bank Ltd.	52,000	384,877
Chuo Mitsui Trust Holdings, Inc.	55,000	377,598
Mitsubishi UFJ Financial Group, Inc.	70,000	691,600
Shinsei Bank Ltd.	117,000	534,769

	Shares	Value
Shizuoka Bank Ltd.	40,000	$ 439,763
Sumitomo Mitsui Financial Group, Inc.	100	788,113
Tokyo Tomin Bank Ltd.	20,600	572,491
UMB Financial Corp.	7,600	320,188
		4,653,704
Consumer Finance - 0.4%
Cash America International, Inc.	37,100	1,206,121
Diversified Financial Services - 1.5%
CME Group, Inc.	800	495,120
IntercontinentalExchange, Inc. (a)	9,400	1,315,624
MSCI, Inc. Class A	11,800	389,046
NYMEX Holdings, Inc.	18,400	2,116,000
Osaka Securities Exchange Co. Ltd.	64	346,092
		4,661,882
Insurance - 0.9%
Assurant, Inc.	19,400	1,258,866
CNA Financial Corp.	11,480	390,205
CNinsure, Inc. ADR	44,000	472,560
LandAmerica Financial Group, Inc.	4,900	255,584
Philadelphia Consolidated Holdings Corp. (a)	9,600	343,680
Stewart Information Services Corp.	1,100	37,653
		2,758,548
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	124,000	2,445,280
MFA Mortgage Investments, Inc.	189,300	1,930,860
		4,376,140
Thrifts & Mortgage Finance - 0.8%
People's United Financial, Inc.	58,700	991,443
Washington Federal, Inc.	55,900	1,365,078
		2,356,521
TOTAL FINANCIALS		27,937,504
HEALTH CARE - 16.6%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	18,500	1,208,420
Amylin Pharmaceuticals, Inc. (a)	74,607	2,212,098
Biogen Idec, Inc. (a)	26,400	1,609,080
Cephalon, Inc. (a)	11,300	741,619
Genentech, Inc. (a)	8,000	561,520
Gilead Sciences, Inc. (a)	41,362	1,889,830
Theravance, Inc. (a)(d)	127,038	2,506,460
		10,729,027
Health Care Equipment & Supplies - 5.8%
Abiomed, Inc. (a)	25,000	377,500
Align Technology, Inc. (a)(d)	283,984	3,345,332
American Medical Systems Holdings, Inc. (a)	90,000	1,286,100
Conceptus, Inc. (a)	158,500	2,580,380
Hillenbrand Industries, Inc.	13,300	687,876
Hologic, Inc. (a)	14,000	901,040
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Intuitive Surgical, Inc. (a)	11,000	$ 2,794,000
Inverness Medical Innovations, Inc. (a)	3,000	135,150
Mindray Medical International Ltd. sponsored ADR	10,000	341,000
NxStage Medical, Inc. (a)	14,100	171,174
Regeneration Technologies, Inc. (a)	215,000	1,720,000
TranS1, Inc. (d)	213,000	3,107,670
Varian Medical Systems, Inc. (a)	5,300	275,547
		17,722,769
Health Care Providers & Services - 2.4%
athenahealth, Inc. (d)	49,400	1,551,160
Brookdale Senior Living, Inc. (d)	11,000	245,520
Coventry Health Care, Inc. (a)	5,500	311,190
Express Scripts, Inc. (a)	28,600	1,930,214
Health Net, Inc. (a)	10,300	478,847
Henry Schein, Inc. (a)	5,473	318,145
MWI Veterinary Supply, Inc. (a)	8,000	305,840
Pediatrix Medical Group, Inc. (a)	24,587	1,674,129
Psychiatric Solutions, Inc. (a)	5,900	178,003
VCA Antech, Inc. (a)	10,200	394,332
		7,387,380
Health Care Technology - 1.0%
Cerner Corp. (a)	43,200	2,263,680
MedAssets, Inc.	7,900	159,185
TriZetto Group, Inc. (a)	38,900	759,328
		3,182,193
Life Sciences Tools & Services - 2.0%
Affymetrix, Inc. (a)(d)	60,600	1,215,636
Applera Corp. - Applied Biosystems Group	30,000	945,900
Charles River Laboratories International, Inc. (a)	19,700	1,223,370
Covance, Inc. (a)	1,800	149,688
PAREXEL International Corp. (a)	10,000	544,100
Pharmaceutical Product Development, Inc.	30,200	1,309,472
Thermo Fisher Scientific, Inc. (a)	12,770	657,527
		6,045,693
Pharmaceuticals - 1.9%
Allergan, Inc.	20,400	1,370,676
BioForm Medical, Inc. (d)	186,481	1,305,367
Perrigo Co.	15,700	484,188
Renovo Group PLC (a)	342,000	920,384
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,300	1,026,692
XenoPort, Inc. (a)	8,600	527,696
		5,635,003
TOTAL HEALTH CARE		50,702,065

	Shares	Value
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	21,444	$ 827,953
Goodrich Corp.	19,900	1,244,745
Spirit AeroSystems Holdings, Inc. Class A (a)	31,700	875,554
		2,948,252
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	468,224
Airlines - 2.3%
AMR Corp. (a)	103,000	1,435,820
Continental Airlines, Inc. Class B (a)	63,900	1,738,719
Northwest Airlines Corp. (a)	146,700	2,744,757
US Airways Group, Inc. (a)	89,200	1,231,852
		7,151,148
Building Products - 0.3%
Ameron International Corp.	8,000	718,800
Universal Forest Products, Inc.	6,000	217,200
		936,000
Commercial Services & Supplies - 5.1%
Advisory Board Co. (a)	2,600	165,672
American Reprographics Co. (a)	46,200	726,726
Copart, Inc. (a)	33,984	1,389,266
Corporate Executive Board Co.	9,400	540,970
Corrections Corp. of America (a)	94,182	2,499,590
Fuel Tech, Inc. (a)	35,600	677,824
GeoEye, Inc. (a)	15,000	524,400
IHS, Inc. Class A (a)	11,500	712,310
InnerWorkings, Inc. (a)	12,000	166,200
Manpower, Inc.	45,400	2,554,204
Republic Services, Inc.	56,600	1,698,000
The Geo Group, Inc. (a)	54,600	1,306,032
Waste Connections, Inc. (a)	45,600	1,329,696
Waste Management, Inc.	34,400	1,115,936
		15,406,826
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	4,900	218,001
Fluor Corp.	7,500	912,525
Grupo Acciona SA	2,000	509,808
Quanta Services, Inc. (a)	20,000	438,400
		2,078,734
Electrical Equipment - 3.9%
Belden, Inc.	7,000	296,100
Energy Conversion Devices, Inc. (a)(d)	57,020	1,316,022
Evergreen Solar, Inc. (a)	154,800	1,887,012
First Solar, Inc. (a)	10,300	1,872,231
JA Solar Holdings Co. Ltd. ADR	16,000	813,280
Nexans SA	19,800	2,188,427
Q-Cells AG (a)	6,000	564,589
Sunpower Corp. Class A (a)(d)	35,400	2,445,786
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Superior Essex, Inc. (a)	13,100	$ 315,055
Vestas Wind Systems AS (a)	2,800	271,999
		11,970,501
Machinery - 1.3%
AGCO Corp. (a)	20,600	1,240,532
GEA Group AG (a)	32,000	988,991
Ingersoll-Rand Co. Ltd. Class A	18,000	711,360
Terex Corp. (a)	17,100	1,004,796
		3,945,679
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	70,100	1,125,105
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc. (d)	56,100	1,744,710
Knight Transportation, Inc.	102,900	1,765,764
Landstar System, Inc.	36,500	1,826,095
		5,336,569
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	635,160
TOTAL INDUSTRIALS		52,002,198
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.0%
Ciena Corp. (a)	15,000	406,950
CommScope, Inc. (a)	11,700	518,895
Corning, Inc.	22,000	529,540
Juniper Networks, Inc. (a)	64,700	1,756,605
Polycom, Inc. (a)	111,000	2,802,750
		6,014,740
Computers & Peripherals - 1.7%
Brocade Communications Systems, Inc. (a)	226,602	1,561,288
Diebold, Inc.	28,644	741,307
NCR Corp. (a)	61,600	1,323,168
Western Digital Corp. (a)	54,600	1,444,170
		5,069,933
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	8,700	295,017
Avnet, Inc. (a)	17,300	616,053
Bell Microproducts, Inc. (a)	29,818	156,843
Comverge, Inc.	6,100	113,704
Flextronics International Ltd. (a)	51,100	597,870
Ingram Micro, Inc. Class A (a)	30,700	545,846
Itron, Inc. (a)	24,000	1,977,600
Jabil Circuit, Inc.	47,300	626,725
		4,929,658
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	16,800	507,360
DealerTrack Holdings, Inc. (a)	23,600	636,256

	Shares	Value
Dice Holdings, Inc.	258,600	$ 1,649,868
DivX, Inc. (a)	50,000	712,500
Internet Brands, Inc. Class A	30,979	239,158
Omniture, Inc. (a)	85,700	2,118,504
Online Resources Corp. (a)	89,800	916,858
The Knot, Inc. (a)	49,700	727,608
ValueClick, Inc. (a)	44,100	962,703
		8,470,815
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	72,700	2,028,330
CyberSource Corp. (a)	38,000	636,500
Mastercard, Inc. Class A	3,800	786,600
		3,451,430
Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	93,000	1,570,770
Applied Materials, Inc.	125,400	2,247,168
ARM Holdings PLC sponsored ADR	23,600	167,088
ASML Holding NV (NY Shares) (a)	20,000	531,800
Broadcom Corp. Class A (a)	66,500	1,468,320
Cypress Semiconductor Corp. (a)	62,200	1,321,750
FormFactor, Inc. (a)	21,063	510,146
Himax Technologies, Inc. sponsored ADR	285,100	1,405,543
Hittite Microwave Corp. (a)	12,400	493,768
Intersil Corp. Class A	31,400	723,142
Lam Research Corp. (a)	46,500	1,785,135
LDK Solar Co. Ltd. Sponsored ADR (d)	19,800	697,950
Marvell Technology Group Ltd. (a)	122,180	1,450,277
MEMC Electronic Materials, Inc. (a)	18,500	1,322,010
Microchip Technology, Inc.	35,500	1,132,805
Miraial Co. Ltd.	15,900	386,547
National Semiconductor Corp.	53,000	976,790
Skyworks Solutions, Inc. (a)(d)	124,700	1,003,835
Teradyne, Inc. (a)	5,400	59,238
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	2,054,998
Xilinx, Inc.	61,200	1,338,444
		22,647,524
Software - 3.2%
Activision, Inc. (a)	25,100	649,337
Citrix Systems, Inc. (a)	12,000	415,440
CompuGROUP Holding AG (a)	33,000	622,352
Concur Technologies, Inc. (a)	53,300	1,868,698
FactSet Research Systems, Inc.	6,000	335,580
Jack Henry & Associates, Inc.	53,300	1,310,114
Microsoft Corp.	20,800	678,080
Nintendo Co. Ltd.	400	197,600
Nuance Communications, Inc. (a)	87,000	1,382,430
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	17,900	492,071
SPSS, Inc. (a)	9,000	297,450
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(d)	61,650	$ 1,013,526
THQ, Inc. (a)	33,800	608,738
		9,871,416
TOTAL INFORMATION TECHNOLOGY		60,455,516
MATERIALS - 3.1%
Chemicals - 0.2%
FMC Corp.	11,300	600,708
Construction Materials - 0.5%
Martin Marietta Materials, Inc. (d)	13,800	1,693,536
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	39,600	375,804
Temple-Inland, Inc.	39,600	742,500
		1,118,304
Metals & Mining - 1.9%
Allegheny Technologies, Inc.	19,542	1,375,757
Barrick Gold Corp.	6,900	356,224
Century Aluminum Co. (a)	14,000	727,860
Newmont Mining Corp.	10,000	543,400
Nucor Corp.	22,200	1,283,160
Randgold Resources Ltd. sponsored ADR	5,800	276,718
RTI International Metals, Inc. (a)	23,140	1,278,485
		5,841,604
Paper & Forest Products - 0.1%
Glatfelter	12,400	179,304
TOTAL MATERIALS		9,433,456
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	52,705	1,978,019
NII Holdings, Inc. (a)	48,691	2,077,158
		4,055,177
UTILITIES - 4.0%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	17,600	964,304
Enernoc, Inc.	14,300	504,075

	Shares	Value
Entergy Corp.	4,500	$ 486,810
PPL Corp.	89,800	4,393,015
		6,348,204
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	79,400	1,514,952
Clipper Windpower PLC (a)	2,400	28,693
Constellation Energy Group, Inc.	42,800	4,021,488
Ormat Technologies, Inc.	3,800	165,186
		5,730,319
TOTAL UTILITIES		12,078,523
TOTAL COMMON STOCKS (Cost $305,398,397)		305,574,852
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 3.79% (b)	2,288,816	2,288,816
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	10,764,675	10,764,675
TOTAL MONEY MARKET FUNDS (Cost $13,053,491)		13,053,491
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $318,451,888)	318,628,343
NET OTHER ASSETS - (4.5)%	(13,583,264)
NET ASSETS - 100%	$ 305,045,079
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 442,525
Fidelity Securities Lending Cash Central Fund	313,679
Total	$ 756,204
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Japan	1.8%
Bermuda	1.7%
France	1.5%
Cayman Islands	1.3%
Others (individually less than 1%)	5.4%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $18,706,577 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008
Assets
Investment in securities, at value (including securities loaned of $10,830,743) - See accompanying schedule: Unaffiliated issuers (cost $305,398,397)	$ 305,574,852
Fidelity Central Funds (cost $13,053,491)	13,053,491
Total Investments (cost $318,451,888)		$ 318,628,343
Cash		944,763
Receivable for investments sold		60,992,695
Receivable for fund shares sold		386,427
Dividends receivable		50,720
Distributions receivable from Fidelity Central Funds		53,069
Prepaid expenses		1,182
Other receivables		2,063
Total assets		381,059,262

Liabilities
Payable for investments purchased	$ 23,187,980
Payable for fund shares redeemed	41,783,947
Accrued management fee	108,332
Distribution fees payable	1,571
Other affiliated payables	110,841
Other payables and accrued expenses	56,837
Collateral on securities loaned, at value	10,764,675
Total liabilities		76,014,183

Net Assets		$ 305,045,079
Net Assets consist of:
Paid in capital		$ 319,016,951
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,150,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		178,364
Net Assets		$ 305,045,079

Statement of Assets and Liabilities - continued

January 31, 2008
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,936,249 ÷ 158,895 shares)	$ 12.19

Maximum offering price per share (100/94.25 of $12.19)	$ 12.93
Class T: Net Asset Value and redemption price per share ($591,188 ÷ 48,688 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($413,537 ÷ 34,216 shares)A	$ 12.09

Class C: Net Asset Value and offering price per share ($697,298 ÷ 57,672 shares)A	$ 12.09

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($301,224,741 ÷ 24,671,114 shares)	$ 12.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($182,066 ÷ 14,896 shares)	$ 12.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2008

Investment Income
Dividends		$ 2,094,532
Interest		386
Income from Fidelity Central Funds (including $313,679 from security lending)		756,204
Total income		2,851,122

Expenses
Management fee Basic fee	$ 2,332,314
Performance adjustment	(430,070)
Transfer agent fees	1,202,314
Distribution fees	10,363
Accounting and security lending fees	170,995
Custodian fees and expenses	18,214
Independent trustees' compensation	1,531
Registration fees	100,229
Audit	56,662
Legal	2,290
Miscellaneous	25,324
Total expenses before reductions	3,490,166
Expense reductions	(113,488)	3,376,678
Net investment income (loss)		(525,556)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,581,162
Foreign currency transactions	16,150
Total net realized gain (loss)		13,597,312
Change in net unrealized appreciation (depreciation) on: Investment securities	(50,635,596)
Assets and liabilities in foreign currencies	1,909
Total change in net unrealized appreciation (depreciation)		(50,633,687)
Net gain (loss)		(37,036,375)
Net increase (decrease) in net assets resulting from operations		$ (37,561,931)

Statement of Changes in Net Assets

	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (525,556)	$ (1,458,396)
Net realized gain (loss)	13,597,312	(4,757,238)
Change in net unrealized appreciation (depreciation)	(50,633,687)	5,161,873
Net increase (decrease) in net assets resulting from operations	(37,561,931)	(1,053,761)
Distributions to shareholders from net realized gain	(21,909,497)	(5,089,264)
Share transactions - net increase (decrease)	(76,821,412)	97,426,141
Redemption fees	26,012	46,437
Total increase (decrease) in net assets	(136,266,828)	91,329,553

Net Assets
Beginning of period	441,311,907	349,982,354
End of period	$ 305,045,079	$ 441,311,907

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.05)
Net realized and unrealized gain (loss)	(1.30)
Total from investment operations	(1.35)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.19
Total Return B,C,D	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.10% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.09)
Net realized and unrealized gain (loss)	(1.31)
Total from investment operations	(1.40)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.14
Total Return B,C,D	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.36% A
Expenses net of fee waivers, if any	1.36% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 591
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.16)
Net realized and unrealized gain (loss)	(1.29)
Total from investment operations	(1.45)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.09
Total Return B,C,D	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 414
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Year ended January 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.15)
Net realized and unrealized gain (loss)	(1.30)
Total from investment operations	(1.45)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.09
Total Return B,C,D	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.85% A
Expenses net of fee waivers, if any	1.85% A
Expenses net of all reductions	1.85% A
Net investment income (loss)	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697
Portfolio turnover rate G	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Mid Cap Growth

Year ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Income from Investment Operations
Net investment income (loss) B	(.02)	(.04)	.01 E	(.03) F	(.07)
Net realized and unrealized gain (loss)	(1.29)	.15	3.09	1.15	3.38
Total from investment operations	(1.31)	.11	3.10	1.12	3.31
Distributions from net realized gain	(.79)	(.18)	(.30)	(.17)	-
Redemption fees added to paid in capital B,H	-	-	-	-	-
Net asset value, end of period	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Total Return A	(9.68)%	.80%	27.15%	10.55%	45.22%
Ratios to Average Net Assets C,G
Expenses before reductions	.83%	1.02%	1.04%	1.02%	1.25%
Expenses net of fee waivers, if any	.81%	1.00%	1.00%	1.02%	1.20%
Expenses net of all reductions	.81%	.99%	.95%	.99%	1.16%
Net investment income (loss)	(.12)%	(.33)%	.07% E	(.31)% F	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 301,225	$ 441,312	$ 349,982	$ 77,658	$ 60,660
Portfolio turnover rate D	245%	178%	173%	220%	94%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Year ended January 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.33
Income from Investment Operations
Net realized and unrealized gain (loss) D	(1.32)
Distributions from net realized gain	(.79)
Net asset value, end of period	$ 12.22
Total Return B,C	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.72% A
Expenses net of fee waivers, if any	.72% A
Expenses net of all reductions	.72% A
Net investment income (loss)	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182
Portfolio turnover rate F	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund(the Funds) are funds of Fidelity Devonshire Trust(the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended(the 1940 Act), as an open-end management company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds commenced sale of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class of each Fund was designated Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth, respectively, on February 13, 2007. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company(FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value(NAV) per share is calculated(NAV calculation) as of the close of business of the New York Stock Exchange(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain(loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain(loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes(FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,571,171,429	$ 98,475,075	$ (92,166,547)	$ 6,308,528
Fidelity Mid Cap Value Fund	844,773,929	42,574,804	(57,370,158)	(14,795,354)
Fidelity Large Cap Growth Fund	166,610,940	4,786,892	(10,368,163)	(5,581,271)
Fidelity Mid Cap Growth Fund	319,883,846	21,520,033	(22,775,536)	(1,255,503)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

January 31, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Value Fund	$ 37,304,898	$ 67,715,379	$ 105,020,277
Fidelity Mid Cap Value Fund	10,958,373	29,219,096	40,177,469
Fidelity Large Cap Growth Fund	6,193,151	12,379,253	18,572,404
Fidelity Mid Cap Growth Fund	-	21,909,497	21,909,497
January 31, 2007
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Value Fund	$ 17,006,124	$ 7,416,999	$ 24,423,123
Fidelity Mid Cap Value Fund	7,722,049	9,225,041	16,947,090
Fidelity Large Cap Growth Fund	1,920,898	1,860,806	3,781,704
Fidelity Mid Cap Growth Fund	2,544,632	2,544,632	5,089,264

Short-Term Trading (Redemption) Fees. Shares held in the Fidelity Mid Cap Value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission(the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases($)	Sales($)
Fidelity Large Cap Value Fund	3,485,833,978	3,246,788,832
Fidelity Mid Cap Value Fund	2,520,812,788	2,356,094,981
Fidelity Large Cap Growth Fund	745,952,270	764,990,241
Fidelity Mid Cap Growth Fund	995,464,036	1,090,139,044

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment(up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

classes as compared to an appropriate benchmark index. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.58%
Fidelity Mid Cap Value Fund	.30%	.26%	.52%
Fidelity Large Cap Growth Fund	.30%	.26%	.58%
Fidelity Mid Cap Growth Fund	.30%	.26%	.46%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,716	$ 3,419
Class T	.25%	.25%	29,520	209
Class B	.75%	.25%	20,952	15,912
Class C	.75%	.25%	8,540	4,769
			$ 73,728	$ 24,309
Fidelity Mid Cap Value Fund
Class A	0%	.25%	$ 9,176	$ 3,141
Class T	.25%	.25%	10,994	355
Class B	.75%	.25%	17,435	13,285
Class C	.75%	.25%	16,086	12,118
			$ 53,691	$ 28,899
Fidelity Large Cap Growth Fund
Class A	0%	.25%	$ 1,502	$ 246
Class T	.25%	.25%	2,248	460
Class B	.75%	.25%	2,797	2,331
Class C	.75%	.25%	4,188	3,019
			$ 10,735	$ 6,056
Fidelity Mid Cap Growth Fund
Class A	0%	.25%	$ 1,756	$ 245
Class T	.25%	.25%	1,796	463
Class B	.75%	.25%	2,959	2,452
Class C	.75%	.25%	3,852	3,025
			$ 10,363	$ 6,185

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 18,265
Class T	4,391
Class B *	1,096
Class C *	11
$ 22,763

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows: - continued

Fidelity Mid Cap Value Fund	Retained by FDC
Class A	$ 22,621
Class T	5,951
Class B*	2,448
Class C*	137
$ 31,157
Fidelity Large Cap Growth Fund
Class A	$ 4,515
Class T	1,123
Class B*	509
Class C*	62
$ 6,209
Fidelity Mid Cap Growth Fund
Class A	$ 6,603
Class T	1,049
Class B*	962
Class C*	165
$ 8,779

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc.(FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 20,036.34
Class T	20,697.35
Class B	7,804.37
Class C	2,694.31
Large Cap Value	3,716,520.23
Institutional Class	944.23
	$ 3,768,695
Fidelity Mid Cap Value Fund
Class A	$ 10,910.30
Class T	6,730.31
Class B	5,278.30
Class C	5,017.31
Mid Cap Value	2,206,272.24
Institutional Class	1,803.30
	$ 2,236,010
Fidelity Large Cap Growth Fund
Class A	$ 1,787.30
Class T	1,353.31
Class B	833.30
Class C	1,224.29
Large Cap Growth	529,155.31
Institutional Class	416.20
	$ 534,768

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Growth Fund	Amount	% of Average Net Assets*
Class A	$ 2,094.30
Class T	1,136.32
Class B	899.30
Class C	1,151.30
Mid Cap Growth	1,196,809.29
Institutional Class	225.17
	$ 1,202,314

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 18,780
Fidelity Mid Cap Value Fund	12,752
Fidelity Large Cap Growth Fund	13,318
Fidelity Mid Cap Growth Fund	10,529

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 6,183,857	4.35%	$ 5,226
Fidelity Mid Cap Value Fund	Borrower	$ 5,637,000	5.27%	$ 4,946

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility(the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Large Cap Value Fund	$ 3,040
Fidelity Mid Cap Value Fund	1,696
Fidelity Large Cap Growth Fund	343
Fidelity Mid Cap Growth Fund	824

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Annual Report

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Growth Fund
Large Cap Growth	1.00%	$ 58,552

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement from adviser
Fidelity Large Cap Value Fund
Large Cap Value	$ 85,974
Fidelity Mid Cap Value Fund
Mid Cap Value	$ 85,078
Fidelity Large Cap Growth Fund
Large Cap Growth	$ 25,900
Fidelity Mid Cap Growth Fund
Mid Cap Growth	$ 84,552

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ -
Large Cap Value	-	50,587
Institutional Class	-	50
Fidelity Mid Cap Value Fund	-	-
Class A	-	31
Class B	-	9
Mid Cap Value	-	19,810
Institutional Class	-	70
Fidelity Large Cap Growth Fund	-	-
Large Cap Growth	-	13,456
Fidelity Mid Cap Growth Fund	1,543	-
Mid Cap Growth	-	27,293

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds. FMR also reimbursed the related legal expenses, which are recorded in the accompanying Statement of Operations as an expense reduction.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts:

Fidelity Large Cap Value Fund	$ 12,127
Fidelity Mid Cap Value Fund	$ 23,107
Fidelity Large Cap Growth Fund	$ 14,058
Fidelity Mid Cap Growth Fund	$ 16,394

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2008 A	2007
Fidelity Large Cap Value Fund
From net investment income
Class A	$ 75,483	$ -
Class T	44,031	-
Class B	824	-
Class C	4,115	-
Large Cap Value	14,152,017	10,401,399
Institutional Class	10,129	-
Total	$ 14,286,599	$ 10,401,399
From net realized gain
Class A	$ 372,920	$ -
Class T	317,190	-
Class B	97,442	-
Class C	51,607	-
Large Cap Value	89,854,195	14,021,724
Institutional Class	40,324	-
Total	$ 90,733,678	$ 14,021,724
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 18,691	$ -
Class T	5,836	-
Class B	259	-
Class C	66	-
Mid Cap Value	3,005,000	2,949,768
Institutional Class	7,163	-
Total	$ 3,037,015	$ 2,949,768
From net realized gain
Class A	$ 176,774	$ -
Class T	106,263	-
Class B	46,244	-
Class C	67,330	-
Mid Cap Value	36,700,729	13,997,322
Institutional Class	43,114	-
Total	$ 37,140,454	$ 13,997,322

Annual Report

11. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended January 31,	2008 A	2007
Fidelity Large Cap Growth Fund
From net investment income
Large Cap Growth	$ -	$ 137,207
From net realized gain
Class A	$ 123,133	$ -
Class T	101,048	-
Class B	40,430	-
Class C	75,734	-
Large Cap Growth	18,196,705	3,644,497
Institutional Class	35,354	-
Total	$ 18,572,404	$ 3,644,497
Fidelity Mid Cap Growth Fund
From net realized gain
Class A	$ 100,774	$ -
Class T	34,957	-
Class B	25,358	-
Class C	40,118	-
Mid Cap Growth	21,697,261	5,089,264
Institutional Class	11,029	-
Total	$ 21,909,497	$ 5,089,264

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007(commencement of sale of shares) to January 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Fidelity Large Cap Value Fund
Class A
Shares sold	1,045,290	-	$ 16,232,942	$ -
Reinvestment of distributions	29,393	-	423,574	-
Shares redeemed	(352,749)	-	(5,365,826)	-
Net increase (decrease)	721,934	-	$ 11,290,690	$ -
Class T
Shares sold	935,752	-	$ 14,740,653	$ -
Reinvestment of distributions	24,935	-	359,076	-
Shares redeemed	(518,994)	-	(7,932,251)	-
Net increase (decrease)	441,693	-	$ 7,167,478	$ -
Class B
Shares sold	315,386	-	$ 4,951,665	$ -
Reinvestment of distributions	6,739	-	97,191	-
Shares redeemed	(184,721)	-	(2,835,906)	-
Net increase (decrease)	137,404	-	$ 2,212,950	$ -
Class C
Shares sold	138,185	-	$ 2,136,503	$ -
Reinvestment of distributions	3,506	-	50,496	-
Shares redeemed	(52,323)	-	(788,391)	-
Net increase (decrease)	89,368	-	$ 1,398,608	$ -

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Fidelity Large Cap Value Fund - continued
Large Cap Value
Shares sold	52,779,386	72,550,724	$ 813,954,360	$ 1,029,577,278
Reinvestment of distributions	7,056,478	1,672,345	102,030,422	23,955,243
Shares redeemed	(40,898,915)	(25,616,795)	(619,081,485)	(368,491,524)
Net increase (decrease)	18,936,949	48,606,274	$ 296,903,297	$ 685,040,997
Institutional Class
Shares sold	92,735	-	$ 1,397,015	$ -
Reinvestment of distributions	3,477	-	50,127	-
Shares redeemed	(17,951)	-	(257,652)	-
Net increase (decrease)	78,261	-	$ 1,189,490	$ -
Fidelity Mid Cap Value Fund
Class A
Shares sold	615,995	-	$ 10,540,942	$ -
Reinvestment of distributions	11,024	-	178,558	-
Shares redeemed	(132,358)	-	(2,195,988)	-
Net increase (decrease)	494,661	-	$ 8,523,512	$ -
Class T
Shares sold	325,063	-	$ 5,643,056	$ -
Reinvestment of distributions	6,694	-	108,412	-
Shares redeemed	(84,728)	-	(1,422,111)	-
Net increase (decrease)	247,029	-	$ 4,329,357	$ -
Class B
Shares sold	204,574	-	$ 3,623,364	$ -
Reinvestment of distributions	2,791	-	45,364	-
Shares redeemed	(120,358)	-	(2,068,797)	-
Net increase (decrease)	87,007	-	$ 1,599,931	$ -
Class C
Shares sold	168,571	-	$ 2,987,730	$ -
Reinvestment of distributions	3,136	-	50,659	-
Shares redeemed	(61,027)	-	(991,710)	-
Net increase (decrease)	110,680	-	$ 2,046,679	$ -
Mid Cap Value
Shares sold	34,123,012	26,022,900	$ 603,742,926	$ 415,931,492
Reinvestment of distributions	2,338,406	1,003,867	38,409,538	16,337,499
Shares redeemed	(27,133,004)	(10,884,934)	(462,055,715)	(173,050,014)
Net increase (decrease)	9,328,414	16,141,833	$ 180,096,749	$ 259,218,977
Institutional Class
Shares sold	102,472	-	$ 1,790,525	$ -
Reinvestment of distributions	3,101	-	50,277	-
Shares redeemed	(9,162)	-	(148,581)	-
Net increase (decrease)	96,411	-	$ 1,692,221	$ -
Fidelity Large Cap Growth Fund
Class A
Shares sold	165,474	-	$ 1,900,337	$ -
Reinvestment of distributions	10,979	-	116,895	-
Shares redeemed	(44,281)	-	(486,246)	-
Net increase (decrease)	132,172	-	$ 1,530,986	$ -
Class T
Shares sold	167,227	-	$ 1,920,600	$ -
Reinvestment of distributions	9,490	-	101,048	-
Shares redeemed	(65,269)	-	(790,917)	-
Net increase (decrease)	111,448	-	$ 1,230,731	$ -

Annual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended January 31,	2008 A	2007	2008 A	2007
Class B
Shares sold	55,847	-	$ 636,287	$ -
Reinvestment of distributions	3,795	-	40,430	-
Shares redeemed	(4,405)	-	(49,003)	-
Net increase (decrease)	55,237	-	$ 627,714	$ -
Class C
Shares sold	106,310	-	$ 1,230,146	$ -
Reinvestment of distributions	6,439	-	68,402	-
Shares redeemed	(16,516)	-	(191,737)	-
Net increase (decrease)	96,233	-	$ 1,106,811	$ -
Large Cap Growth
Shares sold	5,794,783	10,973,541	$ 66,845,422	$ 124,315,764
Reinvestment of distributions	1,665,396	318,299	17,914,862	3,701,456
Shares redeemed	(7,903,937)	(9,222,108)	(90,877,571)	(102,538,999)
Net increase (decrease)	(443,758)	2,069,732	$ (6,117,287)	$ 25,478,221
Institutional Class
Shares sold	38,550	-	$ 453,557	$ -
Reinvestment of distributions	3,006	-	32,121	-
Shares redeemed	(2,488)	-	(28,969)	-
Net increase (decrease)	39,068	-	$ 456,709	$ -
Fidelity Mid Cap Growth Fund
Class A
Shares sold	165,234	-	$ 2,326,735	$ -
Reinvestment of distributions	7,218	-	97,305	-
Shares redeemed	(13,557)	-	(186,849)	-
Net increase (decrease)	158,895	-	$ 2,237,191	$ -
Class T
Shares sold	54,813	-	$ 796,065	$ -
Reinvestment of distributions	2,601	-	34,957	-
Shares redeemed	(8,726)	-	(121,838)	-
Net increase (decrease)	48,688	-	$ 709,184	$ -
Class B
Shares sold	35,917	-	$ 516,488	$ -
Reinvestment of distributions	1,882	-	25,182	-
Shares redeemed	(3,583)	-	(47,283)	-
Net increase (decrease)	34,216	-	$ 494,387	$ -
Class C
Shares sold	59,795	-	$ 849,458	$ -
Reinvestment of distributions	2,811	-	37,643	-
Shares redeemed	(4,934)	-	(66,440)	-
Net increase (decrease)	57,672	-	$ 820,661	$ -
Mid Cap Growth
Shares sold	7,994,956	24,363,804	$ 114,388,509	$ 336,430,868
Reinvestment of distributions	1,580,341	357,726	21,334,599	4,986,704
Shares redeemed	(15,751,578)	(18,209,467)	(217,016,915)	(243,991,431)
Net increase (decrease)	(6,176,281)	6,512,063	$ (81,293,807)	$ 97,426,141
Institutional Class
Shares sold	14,080	-	$ 199,943	$ -
Reinvestment of distributions	816	-	11,029	-
Net increase (decrease)	14,896	-	$ 210,972	$ -

A Share transactions for class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (funds of Fidelity Devonshire Trust) at January 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Devonshire Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 24, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1985

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of the funds. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of the funds. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of the funds. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2001

Secretary of the funds. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of the funds. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the funds. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the funds. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the funds. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the funds. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of the funds. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the funds. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the funds. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of the funds. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of the funds. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Value Fund	$53,592,103
Fidelity Mid Cap Value Fund	$30,917,128
Fidelity Large Cap Growth Fund	$9,534,777
Fidelity Mid Cap Growth Fund	$25,157,607

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	March, 2007	December, 2007
Fidelity Large Cap Value Fund
Institutional Class	45%	100%
Fidelity Mid Cap Value Fund
Institutional Class	26%	100%
Fidelity Large Cap Growth Fund
Institutional Class	91%	17%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	March, 2007	December, 2007
Fidelity Large Cap Value Fund
Institutional Class	45%	100%
Fidelity Mid Cap Value Fund
Institutional Class	26%	100%
Fidelity Large Cap Growth Fund
Institutional Class	92%	19%

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

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(U.K.) Inc.

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Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

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Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

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ALMCI-UANN-0308
1.863130.100

Fidelity®

Utilities

Fund

Annual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2008	Past 1 year	Past 5 years	Past 10 years
Fidelity® Utilities Fund	0.24%	17.20%	5.58%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Utilities Fund on January 31, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Douglas Simmons, Portfolio Manager of Fidelity® Utilities Fund

Many measures of the U.S. stock market retreated into negative territory for the 12 months ending January 31, 2008, felled by the subprime mortgage loan crisis, a housing market slowdown, rising inflation and a potential recession. Making matters worse was the subprime-related spillover into the credit markets, which caused liquidity to tighten significantly and led to downward revisions in economic growth expectations for 2008. The Federal Reserve Board sought to ease the credit crunch, cutting a key short-term interest rate five times during the past year. Despite the Fed's efforts, the Standard & Poor's 500SM Index fell 6.00% in January alone - its worst first month of the year since 1990 - and dropped 2.31% for the 12 months overall. The technology-heavy NASDAQ Composite® Index had its weakest January on record since its 1971 inception, and fell 2.35% during the past year. The bellwether Dow Jones Industrial AverageSM managed a modest increase of 2.56% for the period overall, but the small-cap-oriented Russell 2000® Index declined 9.79%.

For the 12 months that ended January 31, 2008, the fund returned 0.24%, outperforming the -1.03% return of the Russell 3000® Utilities Index. Overweighting the independent power producer/energy trading group had a positive influence on the fund's relative performance, as did strong stock selection among multi-utilities. Underweighting electric utilities detracted. Top contributions came from underweighting wireless telecommunication services provider Sprint Nextel, and from the positive performance of the fund's investments in Maryland-based independent power producer/energy trader Constellation Energy Group, multi-utility Public Service Enterprise Group, located in New Jersey, and Pennsylvania-domiciled electric utility PPL - and an out-of-benchmark position in independent power producer Reliant Energy, based in Houston and no longer held by the fund at period end. Detractors included underweighted positions in two stocks that performed well - Florida-based electric utility FPL Group and wireless telecom services provider Alltel, the latter of which was acquired. An investment in wireless telecom firm NII Holdings also dampened relative returns, as did an underweighting in electric utility Duke Energy - located in North Carolina and no longer held - during the second half of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 943.50	$ 4.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.97	$ 4.28

* Expenses are equal to the Fund's annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	23.5	24.3
Verizon Communications, Inc.	10.7	11.4
Exelon Corp.	6.2	4.5
AES Corp.	5.4	4.3
Comcast Corp. Class A	4.9	6.4
PPL Corp.	4.8	2.8
Constellation Energy Group, Inc.	4.6	3.2
Public Service Enterprise Group, Inc.	3.7	4.3
American Electric Power Co., Inc.	2.8	2.2
Entergy Corp.	2.8	2.8
	69.4
Top Five Industries as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	37.7	40.8
Electric Utilities	27.2	17.4
Independent Power Producers & Energy Traders	12.3	13.8
Multi-Utilities	9.0	9.8
Media	4.9	6.4
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 98.1%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	0.0%	** Foreign investments	0.3%

Annual Report

Investments January 31, 2008

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.9%
Media - 4.9%
Comcast Corp. Class A (a)	3,338,598	$ 60,629
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Spectra Energy Corp.	765,600	17,486
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	293,900	2,924
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
NeuStar, Inc. Class A (a)	74,600	2,216
TELECOMMUNICATION SERVICES - 40.7%
Diversified Telecommunication Services - 37.7%
AT&T, Inc.	7,515,563	289,275
Embarq Corp.	181,700	8,231
Level 3 Communications, Inc. (a)	1,851,900	6,371
Qwest Communications International, Inc.	2,077,300	12,215
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	550,600	9,624
Verizon Communications, Inc.	3,395,241	131,871
Windstream Corp.	608,920	7,070
		464,657
Wireless Telecommunication Services - 3.0%
Leap Wireless International, Inc. (a)	63,300	2,617
NII Holdings, Inc. (a)	209,300	8,929
Sprint Nextel Corp.	1,790,847	18,858
Telephone & Data Systems, Inc.	120,596	6,360
		36,764
TOTAL TELECOMMUNICATION SERVICES		501,421
UTILITIES - 50.7%
Electric Utilities - 27.2%
Allegheny Energy, Inc.	463,500	25,395
American Electric Power Co., Inc.	807,900	34,602
Edison International	458,100	23,894
Entergy Corp.	312,302	33,785
Exelon Corp.	1,005,809	76,633
FirstEnergy Corp.	386,800	27,548
FPL Group, Inc.	495,100	31,924
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Great Plains Energy, Inc.	115,500	$ 3,220
Northeast Utilities	187,300	5,192
Pepco Holdings, Inc.	232,000	5,907
PPL Corp.	1,216,727	59,522
Sierra Pacific Resources	288,200	4,314
Westar Energy, Inc.	117,600	2,865
		334,801
Gas Utilities - 1.9%
Equitable Resources, Inc.	96,200	5,363
Questar Corp.	216,700	11,032
Southern Union Co.	254,700	6,923
		23,318
Independent Power Producers & Energy Traders - 12.3%
AES Corp. (a)	3,457,384	65,967
Constellation Energy Group, Inc.	601,663	56,532
Mirant Corp. (a)	308,473	11,364
NRG Energy, Inc. (a)	448,600	17,311
		151,174
Multi-Utilities - 9.0%
Ameren Corp.	63,700	2,854
CenterPoint Energy, Inc.	444,300	7,113
CMS Energy Corp.	1,339,300	20,987
Integrys Energy Group, Inc.	97,100	4,721
Public Service Enterprise Group, Inc.	471,372	45,252
Sempra Energy	319,300	17,849
Xcel Energy, Inc.	618,370	12,856
		111,632
Water Utilities - 0.3%
Aqua America, Inc.	165,764	3,304
TOTAL UTILITIES		624,229
TOTAL COMMON STOCKS (Cost $1,165,253)		1,208,905
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b) (Cost $15,197)	15,197,095	$ 15,197
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,180,450)		1,224,102
NET OTHER ASSETS - 0.7%		8,413
NET ASSETS - 100%		$ 1,232,515
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,220
Fidelity Securities Lending Cash Central Fund	155
Total	$ 1,375
Income Tax Information
At January 31, 2008, the fund had a capital loss carryforward of approximately $210,412,000 of which $199,347,000 and $11,065,000 will expire on January 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,165,253)	$ 1,208,905
Fidelity Central Funds (cost $15,197)	15,197
Total Investments (cost $1,180,450)		$ 1,224,102
Receivable for investments sold		19,791
Receivable for fund shares sold		668
Dividends receivable		4,975
Distributions receivable from Fidelity Central Funds		15
Prepaid expenses		4
Other receivables		35
Total assets		1,249,590

Liabilities
Payable for investments purchased	$ 14,643
Payable for fund shares redeemed	1,389
Accrued management fee	655
Other affiliated payables	278
Other payables and accrued expenses	110
Total liabilities		17,075

Net Assets		$ 1,232,515
Net Assets consist of:
Paid in capital		$ 1,418,736
Undistributed net investment income		1,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(231,760)
Net unrealized appreciation (depreciation) on investments		43,652
Net Assets, for 64,858 shares outstanding		$ 1,232,515
Net Asset Value, offering price and redemption price per share ($1,232,515 ÷ 64,858 shares)		$ 19.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2008
Investment Income
Dividends		$ 37,582
Interest		11
Income from Fidelity Central Funds		1,375
Total income		38,968

Expenses
Management fee Basic fee	$ 7,519
Performance adjustment	1,812
Transfer agent fees	3,289
Accounting and security lending fees	516
Custodian fees and expenses	32
Independent trustees' compensation	6
Registration fees	66
Audit	63
Legal	12
Interest	76
Miscellaneous	55
Total expenses before reductions	13,446
Expense reductions	(52)	13,394
Net investment income (loss)		25,574
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	158,456
Foreign currency transactions	(1)
Total net realized gain (loss)		158,455
Change in net unrealized appreciation (depreciation) on: Investment securities		(143,736)
Net gain (loss)		14,719
Net increase (decrease) in net assets resulting from operations		$ 40,293

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2008	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,574	$ 24,313
Net realized gain (loss)	158,455	110,048
Change in net unrealized appreciation (depreciation)	(143,736)	183,257
Net increase (decrease) in net assets resulting from operations	40,293	317,618
Distributions to shareholders from net investment income	(28,120)	(19,332)
Share transactions Proceeds from sales of shares	637,065	930,039
Reinvestment of distributions	25,789	17,712
Cost of shares redeemed	(1,077,520)	(639,834)
Net increase (decrease) in net assets resulting from share transactions	(414,666)	307,917
Total increase (decrease) in net assets	(402,493)	606,203

Net Assets
Beginning of period	1,635,008	1,028,805
End of period (including undistributed net investment income of $1,887 and undistributed net investment income of $4,355, respectively)	$ 1,232,515	$ 1,635,008
Other Information Shares
Sold	30,728	53,456
Issued in reinvestment of distributions	1,227	1,027
Redeemed	(51,842)	(36,363)
Net increase (decrease)	(19,887)	18,120

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2008	2007	2006	2005	2004
Selected Per-Share Data
Net asset value, beginning of period	$ 19.29	$ 15.44	$ 13.28	$ 11.73	$ 9.44
Income from Investment Operations
Net investment income (loss) B	.32	.33	.22	.30 E	.21
Net realized and unrealized gain (loss)	(.24) F	3.77	2.20	1.54	2.30
Total from investment operations	.08	4.10	2.42	1.84	2.51
Distributions from net investment income	(.37)	(.25)	(.26)	(.29)	(.22)
Net asset value, end of period	$ 19.00	$ 19.29	$ 15.44	$ 13.28	$ 11.73
Total Return A	.24%	26.77%	18.37%	15.85%	26.91%
Ratios to Average Net Assets C,G
Expenses before reductions	.82%	.85%	.87%	.89%	.75%
Expenses net of fee waivers, if any	.82%	.85%	.87%	.89%	.75%
Expenses net of all reductions	.82%	.84%	.84%	.85%	.73%
Net investment income (loss)	1.56%	1.92%	1.54%	2.49%E	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,233	$ 1,635	$ 1,029	$ 937	$ 864
Portfolio turnover rate D	56%	104%	66%	57%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.48%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Fidelity Utilities Fund (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 136,238
Unrealized depreciation	(113,933)
Net unrealized appreciation (depreciation)	22,305
Undistributed ordinary income	1,926
Capital loss carryforward	(210,412)

Cost for federal income tax purposes	$ 1,201,797

The tax character of distributions paid was as follows:

	January 31, 2008	January 31, 2007
Ordinary Income	$ 28,120	$ 19,332

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

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4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $897,238 and $1,287,759, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .20% of average net assets. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,362	4.93%	$ 49

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $155.

Annual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $11,505. The weighted average interest rate was 5.54%. The interest expense amounted to $27 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $49, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds. FMR also reimbursed the related legal expenses, which are recorded in the accompanying Statement of Operations as an expense reduction.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $81.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Utilities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Utilities Fund (a fund of Fidelity Devonshire Trust) at January 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Utilities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 24, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 374 funds advised by FMR or an affiliate. Mr. Curvey oversees 369 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1985

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr.
Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Name, Age; Principal Occupation
Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-
present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Devonshire Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006, 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Utilities. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Brian B. Hogan (43)

Year of Election or Appointment: 2007

Vice President of Utilities. Mr. Hogan also serves as Vice President of Sector Funds (2007-present). Mr. Hogan is Senior Vice President of Equity Research (2006-present). Mr. Hogan also serves as Vice President of FMR and FMR Co., Inc. Previously, Mr. Hogan served as a portfolio manager.

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Utilities. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-
present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Utilities. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Utilities. Mr. Ganis also serves as AML officer of the other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Utilities. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Utilities. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Utilities. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Utilities. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Utilities. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Utilities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Utilities. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Utilities. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

A total of 0.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed in April, July, October, and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

UIF-UANN-0308
1.789258.105

Item 2. Code of Ethics

As of the end of the period, January 31, 2008, Fidelity Devonshire Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Equity-Income Fund, Fidelity Large Cap Growth Fund, Fidelity Large Cap Value Fund, Fidelity Mid Cap Growth Fund, Fidelity Mid Cap Value Fund and Fidelity Utilities Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Fidelity Equity-Income Fund	$221,000	$211,000
Fidelity Large Cap Growth Fund	$49,000	$48,000
Fidelity Large Cap Value Fund	$52,000	$50,000
Fidelity Mid Cap Growth Fund	$50,000	$49,000
Fidelity Mid Cap Value Fund	$51,000	$50,000
Fidelity Utilities Fund	$54,000	$56,000
All funds in the Fidelity Group of Funds audited by PwC	$14,300,000	$13,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Fidelity Equity-Income Fund	$0	$0
Fidelity Large Cap Growth Fund	$0	$0
Fidelity Large Cap Value Fund	$0	$0
Fidelity Mid Cap Growth Fund	$0	$0
Fidelity Mid Cap Value Fund	$0	$0
Fidelity Utilities Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Fidelity Equity-Income Fund	$3,900	$4,800
Fidelity Large Cap Growth Fund	$3,200	$2,900
Fidelity Large Cap Value Fund	$3,200	$2,900
Fidelity Mid Cap Growth Fund	$3,200	$2,900
Fidelity Mid Cap Value Fund	$3,200	$2,900
Fidelity Utilities Fund	$3,200	$3,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Fidelity Equity-Income Fund	$18,800	$19,400
Fidelity Large Cap Growth Fund	$1,100	$1,200
Fidelity Large Cap Value Fund	$1,900	$1,700
Fidelity Mid Cap Growth Fund	$1,300	$1,400
Fidelity Mid Cap Value Fund	$1,500	$1,400
Fidelity Utilities Fund	$2,000	$1,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended January 31, 2008 and January 31, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended January 31, 2008 and January 31, 2007, the aggregate fees billed by PwC of $1,560,000A and $1,300,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$265,000	$170,000
Non-Covered Services	$1,295,000	$1,130,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 28, 2008